UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 10 of its series:

Wells Fargo Capital Growth Fund, Wells Fargo Disciplined U.S. Core Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Growth Fund, Wells Fargo Intrinsic Value Fund, Wells Fargo Large Cap Core Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Large Company Value Fund, Wells Fargo Omega Growth Fund, and Wells Fargo Premier Large Company Growth Fund.

Date of reporting period: January 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

January 31, 2016

Wells Fargo Capital Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Capital Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Capital Growth Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Capital Growth Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Capital Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA®

Michael T. Smith, CFA®

Average annual total returns (%) as of January 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFCGX)	7-31-2007	(8.99)	7.41	4.05	(3.43)	8.70	4.66	1.22	1.11
Class C (WFCCX)	7-31-2007	(5.14)	7.89	3.92	(4.14)	7.89	3.92	1.97	1.86
Class R4 (WCGRX)	11-30-2012	–	–	–	(3.00)	9.14	5.15	0.94	0.75
Class R6 (WFCRX)	11-30-2012	–	–	–	(2.87)	9.26	5.21	0.79	0.60
Administrator Class (WFCDX)	6-30-2003	–	–	–	(3.18)	8.94	4.96	1.14	0.94
Institutional Class (WWCIX)	4-8-2005	–	–	–	(3.00)	9.23	5.20	0.89	0.70
Russell 1000® Growth Index[4]	–	–	–	–	1.32	11.67	7.72	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Capital Growth Fund	5

Ten largest holdings (%) as of January 31, 2016[5]
Alphabet Incorporated Class A	6.10
Apple Incorporated	5.62
Facebook Incorporated Class A	4.75
Amazon.com Incorporated	3.99
The Home Depot Incorporated	3.63
Visa Incorporated Class A	3.47
Starbucks Corporation	2.64
Bristol-Myers Squibb Company	2.50
UnitedHealth Group Incorporated	2.39
Intercontinental Exchange Incorporated	2.34

Sector distribution as of January 31, 2016[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Capital Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$909.55	$5.33	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class C
Actual	$1,000.00	$906.19	$8.91	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class R4
Actual	$1,000.00	$911.66	$3.60	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%
Class R6
Actual	$1,000.00	$912.60	$2.88	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05	0.60%
Administrator Class
Actual	$1,000.00	$910.43	$4.37	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.62	0.91%
Institutional Class
Actual	$1,000.00	$911.31	$3.22	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.40	0.67%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Capital Growth Fund	7

Security name	Shares	Value

Common Stocks: 99.68%

Consumer Discretionary: 23.96%

Auto Components: 0.82%
Delphi Automotive plc	35,097	$2,279,195

Automobiles: 0.70%
Tesla Motors Incorporated «†	10,165	1,943,548

Diversified Consumer Services: 1.07%
ServiceMaster Global Holdings Incorporated †	71,000	2,996,910

Hotels, Restaurants & Leisure: 5.97%
Aramark	44,950	1,436,153
Chipotle Mexican Grill Incorporated †	3,750	1,698,638
McDonald’s Corporation	49,850	6,170,433
Starbucks Corporation	120,991	7,352,623

		16,657,847

Internet & Catalog Retail: 4.42%
Amazon.com Incorporated †	18,955	11,126,585
Netflix Incorporated †	13,050	1,198,512

		12,325,097

Specialty Retail: 8.66%
O’Reilly Automotive Incorporated †	17,650	4,604,885
The Home Depot Incorporated	80,633	10,140,406
The TJX Companies Incorporated	75,460	5,375,770
ULTA Salon, Cosmetics and Fragrance Incorporated †	22,350	4,049,150

		24,170,211

Textiles, Apparel & Luxury Goods: 2.32%
Nike Incorporated Class B	104,314	6,468,511

Consumer Staples: 11.71%

Beverages: 5.41%
Constellation Brands Incorporated Class A	40,334	6,150,128
Dr Pepper Snapple Group Incorporated	47,650	4,471,476
Monster Beverage Corporation †	33,100	4,469,493

		15,091,097

Food & Staples Retailing: 3.34%
The Kroger Company	98,300	3,815,023
Walgreens Boots Alliance Incorporated	68,950	5,496,694

		9,311,717

Food Products: 0.96%
Hormel Foods Corporation	33,250	2,673,633

Tobacco: 2.00%
Reynolds American Incorporated	111,700	5,579,415

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Capital Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Financials: 4.65%

Capital Markets: 1.12%
Charles Schwab Corporation	122,300	$3,122,319

Diversified Financial Services: 3.53%
Intercontinental Exchange Incorporated	24,795	6,540,921
McGraw Hill Financial Incorporated	38,813	3,299,881

		9,840,802

Health Care: 15.64%

Biotechnology: 4.88%
Alexion Pharmaceuticals Incorporated †	23,250	3,392,873
Celgene Corporation †	41,950	4,208,424
Gilead Sciences Incorporated	22,568	1,873,144
Regeneron Pharmaceuticals Incorporated †	5,231	2,197,491
Vertex Pharmaceuticals Incorporated †	21,383	1,940,507

		13,612,439

Health Care Equipment & Supplies: 5.34%
Align Technology Incorporated †	45,700	3,022,598
Edwards Lifesciences Corporation †	60,350	4,719,974
Hologic Incorporated †	96,600	3,278,604
Intuitive Surgical Incorporated †	7,150	3,867,078

		14,888,254

Health Care Providers & Services: 2.39%
UnitedHealth Group Incorporated	57,800	6,656,248

Pharmaceuticals: 3.03%
Bristol-Myers Squibb Company	112,138	6,970,498
Zoetis Incorporated	34,724	1,494,868

		8,465,366

Industrials: 4.12%

Airlines: 1.76%
Delta Air Lines Incorporated	110,775	4,906,225

Electrical Equipment: 0.95%
Acuity Brands Incorporated	13,100	2,651,833

Professional Services: 1.41%
Verisk Analytics Incorporated †	54,050	3,945,650

Information Technology: 34.48%

Communications Equipment: 1.84%
Harris Corporation	39,650	3,448,361
Palo Alto Networks Incorporated †	11,185	1,672,046

		5,120,407

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Capital Growth Fund	9

Security name		Shares	Value

Internet Software & Services: 12.12%
Alphabet Incorporated Class A †		22,358	$17,022,263
Facebook Incorporated Class A †		118,174	13,260,305
Tencent Holdings Limited ADR		189,150	3,521,576

			33,804,144

IT Services: 7.90%
Cognizant Technology Solutions Corporation Class A †		75,350	4,770,409
Fidelity National Information Services Incorporated		68,250	4,076,573
PayPal Holdings Incorporated †		97,600	3,527,264
Visa Incorporated Class A		129,833	9,671,260

			22,045,506

Semiconductors & Semiconductor Equipment: 0.73%
Avago Technologies Limited		15,300	2,045,763

Software: 6.28%
Adobe Systems Incorporated †		57,450	5,120,519
Electronic Arts Incorporated †		73,600	4,750,512
Salesforce.com Incorporated †		45,030	3,064,742
ServiceNow Incorporated †		39,730	2,471,603
Tableau Software Incorporated Class A †		26,300	2,110,312

			17,517,688

Technology Hardware, Storage & Peripherals: 5.61%
Apple Incorporated		160,926	15,664,537

Materials: 1.82%

Chemicals: 1.82%
The Sherwin-Williams Company		19,900	5,087,833

Telecommunication Services: 3.30%

Diversified Telecommunication Services: 3.30%
Level 3 Communications Incorporated †		31,504	1,537,710
SBA Communications Corporation Class A †		40,047	3,975,866
Zayo Group Holdings Incorporated †		147,200	3,682,944

			9,196,520

Total Common Stocks (Cost $228,348,303)			278,068,715

	Yield
Short-Term Investments: 0.78%

Investment Companies: 0.78%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%	1,896,300	1,896,300
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	274,367	274,367

Total Short-Term Investments (Cost $2,170,667)			2,170,667

Total investments in securities (Cost $230,518,970) *	100.46%	280,239,382
Other assets and liabilities, net	(0.46)	(1,272,839)

Total net assets	100.00%	$278,966,543

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Capital Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $231,307,479 and unrealized gains (losses) consists of:

Gross unrealized gains	$57,835,275
Gross unrealized losses	(8,903,372)

Net unrealized gains	$48,931,903

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2016 (unaudited)	Wells Fargo Capital Growth Fund	11

Assets
Investments
In unaffiliated securities (including $1,859,060 of securities loaned), at value (cost $228,348,303)	$278,068,715
In affiliated securities, at value (cost $2,170,667)	2,170,667

Total investments, at value (cost $230,518,970)	280,239,382
Receivable for investments sold	603,907
Receivable for Fund shares sold	212,149
Receivable for dividends	58,052
Receivable for securities lending income	2,397
Prepaid expenses and other assets	45,181

Total assets	281,161,068

Liabilities
Payable for Fund shares redeemed	92,437
Payable upon receipt of securities loaned	1,896,300
Management fee payable	122,975
Distribution fee payable	2,210
Administration fees payable	24,617
Accrued expenses and other liabilities	55,986

Total liabilities	2,194,525

Total net assets	$278,966,543

NET ASSETS CONSIST OF
Paid-in capital	$237,995,159
Accumulated net investment loss	(608,408)
Accumulated net realized losses on investments	(8,140,620)
Net unrealized gains on investments	49,720,412

Total net assets	$278,966,543

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$80,398,499
Shares outstanding – Class A1	5,888,487
Net asset value per share – Class A	$13.65
Maximum offering price per share – Class A2	$14.48
Net assets – Class C	$3,436,410
Shares outstanding – Class C1	279,997
Net asset value per share – Class C	$12.27
Net assets – Class R4	$14,181
Share outstanding – Class R4[1]	947
Net asset value per share – Class R4	$14.97
Net assets – Class R6	$141,558,406
Shares outstanding – Class R6[1]	9,402,383
Net asset value per share – Class R6	$15.06
Net assets – Administrator Class	$29,933,719
Shares outstanding – Administrator Class[1]	2,046,993
Net asset value per share – Administrator Class	$14.62
Net assets – Institutional Class	$23,625,328
Shares outstanding – Institutional Class[1]	1,573,484
Net asset value per share – Institutional Class	$15.01

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Capital Growth Fund	Statement of operations—six months ended January 31, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $9,186)	$940,939
Securities lending income, net	7,420
Income from affiliated securities	5,158

Total investment income	953,517

Expenses
Management fee	1,027,540
Administration fees
Class A	58,200
Class C	3,968
Class R4	5
Class R6	21,864
Administrator Class	20,554
Institutional Class	14,340
Investor Class	55,871 [1]
Shareholder servicing fees
Class A	68,935
Class C	4,723
Class R4	7
Administrator Class	39,526
Investor Class	43,445 [1]
Distribution fee
Class C	14,170
Custody and accounting fees	13,660
Professional fees	23,433
Registration fees	53,668
Shareholder report expenses	1,472
Trustees’ fees and expenses	11,588
Other fees and expenses	10,322

Total expenses	1,487,291
Less: Fee waivers and/or expense reimbursements	(284,795)

Net expenses	1,202,496

Net investment loss	(248,979)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(6,433,501)
Net change in unrealized gains (losses) on investments	(21,191,438)

Net realized and unrealized gains (losses) on investments	(27,624,939)

Net decrease in net assets resulting from operations	$(27,873,918)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Capital Growth Fund	13

	Six months ended January 31, 2016 (unaudited)		Year ended July 31, 2015

Operations
Net investment loss		$(248,979)		$(385,156)
Net realized gains (losses) on investments		(6,433,501)		55,955,753
Net change in unrealized gains (losses) on investments		(21,191,438)		(17,785,562)

Net increase (decrease) in net assets resulting from operations		(27,873,918)		37,785,035

Distributions to shareholders from
Net realized gains
Class A		(12,289,754)		(4,805,732)
Class C		(556,329)		(1,397,806)
Class R4		(1,876)		(3,693)
Class R6		(18,521,143)		(36,912,629)
Administrator Class		(4,001,022)		(9,378,628)
Institutional Class		(3,150,712)		(12,743,781)
Investor Class		0 [1]		(24,364,369)

Total distributions to shareholders		(38,520,836)		(89,606,638)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,684,911	78,251,501	91,633	1,687,079
Class C	28,780	413,209	74,996	1,252,857
Class R6	615,426	10,620,905	698,773	13,635,803
Administrator Class	114,117	1,857,465	196,115	3,846,348
Institutional Class	349,538	6,331,223	569,045	11,364,181
Investor Class	45,169 [1]	724,379 [1]	429,740	7,934,159

		98,198,682		39,720,427

Reinvestment of distributions
Class A	842,774	12,076,915	283,053	4,667,546
Class C	37,294	480,716	78,077	1,185,209
Class R4	119	1,876	208	3,693
Class R6	1,172,966	18,521,143	2,067,934	36,912,629
Administrator Class	259,809	3,985,470	533,599	9,316,635
Institutional Class	188,296	2,965,656	349,997	6,236,949
Investor Class	0 [1]	0 [1]	1,450,130	23,680,615

		38,031,776		82,003,276

Payment for shares redeemed
Class A	(624,728)	(9,139,810)	(259,975)	(4,889,075)
Class C	(50,706)	(743,283)	(118,419)	(1,921,172)
Class R6	(493,950)	(8,581,035)	(985,710)	(19,513,578)
Administrator Class	(220,187)	(3,787,664)	(1,888,744)	(41,533,388)
Institutional Class	(162,907)	(2,844,845)	(1,930,743)	(37,357,917)
Investor Class	(4,836,074)[1]	(80,008,433)[1]	(1,294,319)	(23,062,370)

		(105,105,070)		(128,277,500)

Net increase (decrease) in net assets resulting from capital share transactions		31,125,388		(6,553,797)

Total decrease in net assets		(35,269,366)		(58,375,400)

Net assets
Beginning of period		314,235,909		372,611,309

End of period		$278,966,543		$314,235,909

Accumulated net investment loss		$(608,408)		$(359,429)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.38	$21.31	$19.87	$16.74	$16.25	$13.07
Net investment income (loss)	(0.03)[1]	(0.07)[1]	(0.10)[1]	0.00 [1,2]	(0.05)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	(1.43)	2.09	3.79	3.43	0.54	3.25

Total from investment operations	(1.46)	2.02	3.69	3.43	0.49	3.18
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00
Net realized gains	(2.27)	(5.95)	(2.23)	(0.30)	0.00	0.00

Total distributions to shareholders	(2.27)	(5.95)	(2.25)	(0.30)	0.00	0.00
Net asset value, end of period	$13.65	$17.38	$21.31	$19.87	$16.74	$16.25
Total return[3]	(9.05)%	11.00%	19.09%	20.85%	3.02%	24.43%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.27%	1.26%	1.26%	1.21%	1.21%
Net expenses	1.11%	1.11%	1.11%	1.14%	1.20%	1.20%
Net investment income (loss)	(0.44)%	(0.39)%	(0.46)%	0.01%	(0.30)%	(0.48)%
Supplemental data
Portfolio turnover rate	50%	114%	94%	107%	116%	116%
Net assets, end of period (000s omitted)	$80,398	$17,126	$18,561	$16,390	$17,784	$20,693

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.92	$20.12	$18.98	$16.12	$15.77	$12.77
Net investment loss	(0.09)[1]	(0.20)[1]	(0.24)[1]	(0.13)[1]	(0.16)[1]	(0.19)[1]
Net realized and unrealized gains (losses) on investments	(1.29)	1.95	3.61	3.29	0.51	3.19

Total from investment operations	(1.38)	1.75	3.37	3.16	0.35	3.00
Distributions to shareholders from
Net realized gains	(2.27)	(5.95)	(2.23)	(0.30)	0.00	0.00
Net asset value, end of period	$12.27	$15.92	$20.12	$18.98	$16.12	$15.77
Total return[2]	(9.38)%	10.15%	18.21%	19.97%	2.22%	23.49%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.02%	2.01%	2.01%	1.96%	1.96%
Net expenses	1.86%	1.86%	1.86%	1.89%	1.95%	1.95%
Net investment loss	(1.20)%	(1.14)%	(1.20)%	(0.73)%	(1.05)%	(1.23)%
Supplemental data
Portfolio turnover rate	50%	114%	94%	107%	116%	116%
Net assets, end of period (000s omitted)	$3,436	$4,212	$4,628	$4,503	$6,042	$8,272

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R4		2015	2014	2013[1]
Net asset value, beginning of period	$18.79	$22.52	$20.83	$18.22
Net investment income (loss)	(0.01)[2]	(0.01)[2]	(0.02)	0.05
Net realized and unrealized gains (losses) on investments	(1.54)	2.23	3.99	2.95

Total from investment operations	(1.55)	2.22	3.97	3.00
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	(0.09)
Net realized gains	(2.27)	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(2.27)	(5.95)	(2.28)	(0.39)
Net asset value, end of period	$14.97	$18.79	$22.52	$20.83
Total return[3]	(8.83)%	11.35%	19.56%	16.86%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.91%	0.91%	0.90%
Net expenses	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.10)%	(0.04)%	(0.10)%	0.37%
Supplemental data
Portfolio turnover rate	50%	114%	94%	107%
Net assets, end of period (000s omitted)	$14	$16	$14	$12

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$18.87	$22.56	$20.85	$18.22
Net investment income	0.00 [2]	0.02	0.00 [2,3]	0.07
Net realized and unrealized gains (losses) on investments	(1.54)	2.24	4.00	2.95

Total from investment operations	(1.54)	2.26	4.00	3.02
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	(0.09)
Net realized gains	(2.27)	(5.95)	(2.23)	(0.30)

Total distributions to shareholders	(2.27)	(5.95)	(2.29)	(0.39)
Net asset value, end of period	$15.06	$18.87	$22.56	$20.85
Total return[4]	(8.74)%	11.54%	19.71%	16.99%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.79%	0.78%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%
Net investment income	0.05%	0.11%	0.01%	0.52%
Supplemental data
Portfolio turnover rate	50%	114%	94%	107%
Net assets, end of period (000s omitted)	$141,558	$153,009	$142,754	$58

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Amount is less than $0.005 per share.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Capital Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.43	$22.22	$20.61	$17.32	$16.77	$13.45
Net investment income (loss)	(0.02)[1]	(0.03)[1]	(0.05)[1]	0.04 [1]	(0.00)[1,2]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	(1.52)	2.19	3.93	3.55	0.55	3.35

Total from investment operations	(1.54)	2.16	3.88	3.59	0.55	3.32
Distributions to shareholders from
Net investment income	0.00	0.00	(0.04)	0.00	0.00	0.00
Net realized gains	(2.27)	(5.95)	(2.23)	(0.30)	0.00	0.00

Total distributions to shareholders	(2.27)	(5.95)	(2.27)	(0.30)	0.00	0.00
Net asset value, end of period	$14.62	$18.43	$22.22	$20.61	$17.32	$16.77
Total return[3]	(8.96)%	11.22%	19.35%	21.15%	3.22%	24.68%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.11%	1.09%	1.09%	1.05%	1.05%
Net expenses	0.91%	0.90%	0.90%	0.91%	0.94%	0.94%
Net investment income (loss)	(0.26)%	(0.16)%	(0.24)%	0.24%	(0.01)%	(0.21)%
Supplemental data
Portfolio turnover rate	50%	114%	94%	107%	116%	116%
Net assets, end of period (000s omitted)	$29,934	$34,886	$67,830	$63,786	$74,529	$372,178

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Capital Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)		Year ended July 31
INSTITUTIONAL CLASS			2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.84		$22.54	$20.84	$17.56	$16.96	$13.57
Net investment income (loss)	(0.00	)[1],2	0.02 [1]	0.01 [1]	0.09 [1]	0.03 [1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	(1.56)		2.23	4.00	3.58	0.57	3.39

Total from investment operations	(1.56)		2.25	4.01	3.67	0.60	3.39
Distributions to shareholders from
Net investment income	0.00		0.00	(0.08)	(0.09)	0.00	0.00
Net realized gains	(2.27)		(5.95)	(2.23)	(0.30)	0.00	0.00

Total distributions to shareholders	(2.27)		(5.95)	(2.31)	(0.39)	0.00	0.00
Net asset value, end of period	$15.01		$18.84	$22.54	$20.84	$17.56	$16.96
Total return[3]	(8.87)%		11.50%	19.76%	21.42%	3.48%	25.07%
Ratios to average net assets (annualized)
Gross expenses	0.91%		0.84%	0.82%	0.82%	0.78%	0.78%
Net expenses	0.67%		0.65%	0.65%	0.67%	0.70%	0.70%
Net investment income (loss)	(0.04)%		0.09%	0.05%	0.46%	0.21%	0.00%
Supplemental data
Portfolio turnover rate	50%		114%	94%	107%	116%	116%
Net assets, end of period (000s omitted)	$23,625		$22,578	$49,816	$331,310	$543,933	$988,633

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Capital Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	21

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $1,125,140 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$66,841,319	$0	$0	$66,841,319
Consumer staples	32,655,862	0	0	32,655,862
Financials	12,963,121	0	0	12,963,121
Health care	43,622,307	0	0	43,622,307
Industrials	11,503,708	0	0	11,503,708
Information technology	92,676,469	3,521,576	0	96,198,045
Materials	5,087,833	0	0	5,087,833
Telecommunication services	9,196,520	0	0	9,196,520

Short-term investments
Investment companies	274,367	0	0	274,367
Investments measured at net asset value*				1,896,300
Total assets	$274,821,506	$3,521,576	$0	$280,239,382

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,896,300 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016 common stocks with a market value of $3,521,576 were transferred from Level 1 to Level 2 because of a decrease in the market activity of these securities. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Capital Growth Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class C shares, 0.75% for Class R4 shares, 0.60% for R6 shares, 0.94% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2015, the Fund’s expenses were capped at 0.90% for Administrator Class shares, and 0.65% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2016, Funds Distributor received $1,550 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $145,892,526 and $153,543,561, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $498 in commitment fees.

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

24	Wells Fargo Capital Growth Fund	Notes to financial statements (unaudited)

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Capital Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Capital Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Capital Growth Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Capital Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240793 03-16 SA200/SAR200 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo Disciplined U.S. Core Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Disciplined U.S. Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Disciplined U.S. Core Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Disciplined U.S. Core Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Disciplined U.S. Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio managers

Greg Golden, CFA®

Average annual total returns (%) as of January 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVSAX)	2-28-1990	(6.22)	10.16	6.02	(0.47)	11.47	6.65	0.84	0.84
Class C (EVSTX)	6-30-1999	(2.16)	10.65	5.86	(1.16)	10.65	5.86	1.59	1.59
Class R (EVSHX)	9-30-2015	–	–	–	(0.68)	11.17	6.34	1.09	1.09
Class R6 (EVSRX)	9-30-2015	–	–	–	0.01	11.95	7.03	0.41	0.41
Administrator Class (EVSYX)	2-21-1995	–	–	–	(0.28)	11.66	6.87	0.76	0.74
Institutional Class (EVSIX)	7-30-2010	–	–	–	(0.02)	11.95	7.02	0.51	0.48
S&P 500 Index[4]	–	–	–	–	(0.67)	10.91	6.48	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Disciplined U.S. Core Fund	5

Ten largest holdings (%) as of January 31, 2016[5]
Apple Incorporated	3.76
Microsoft Corporation	3.05
Exxon Mobil Corporation	2.56
Johnson & Johnson	2.45
Pfizer Incorporated	1.80
Chevron Corporation	1.62
The Home Depot Incorporated	1.60
Intel Corporation	1.60
JPMorgan Chase & Company	1.58
Alphabet Incorporated Class C	1.57

Sector distribution as of January 31, 2016[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Enhanced S&P 500 Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.92% for Class A, 1.67% for Class C, 1.17% for Class R, 0.43% for Class R6, 0.74% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Disciplined U.S. Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$935.39	$4.23	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.42	0.87%
Class C
Actual	$1,000.00	$932.46	$7.87	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.21	1.62%
Class R
Actual	$1,000.00	$934.85	$5.40	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class R6
Actual	$1,000.00	$937.57	$2.09	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	$2.19	0.43%
Administrator Class
Actual	$1,000.00	$936.57	$3.60	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.76	0.74%
Institutional Class
Actual	$1,000.00	$937.26	$2.34	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	$2.44	0.48%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	7

Security name	Shares	Value

Common Stocks: 98.08%

Consumer Discretionary: 13.08%

Auto Components: 0.18%
The Goodyear Tire & Rubber Company	32,560	$925,030

Automobiles: 1.75%
Ford Motor Company	394,087	4,705,399
General Motors Company	146,746	4,349,551

		9,054,950

Diversified Consumer Services: 0.35%
H&R Block Incorporated	52,934	1,802,403

Hotels, Restaurants & Leisure: 2.60%
Carnival Corporation	88,695	4,268,890
Darden Restaurants Incorporated	64,231	4,050,407
Starbucks Corporation	84,765	5,151,169

		13,470,466

Household Durables: 0.18%
D.R. Horton Incorporated	34,111	938,394

Internet & Catalog Retail: 0.77%
Amazon.com Incorporated †	4,746	2,785,902
Expedia Incorporated	12,110	1,223,594

		4,009,496

Media: 2.50%
Comcast Corporation Class A	120,742	6,726,537
The Walt Disney Company	64,916	6,220,251

		12,946,788

Multiline Retail: 0.98%
Target Corporation	70,122	5,078,235

Specialty Retail: 3.41%
Best Buy Company Incorporated	54,937	1,534,390
GameStop Corporation Class A «	38,691	1,014,091
Lowe’s Companies Incorporated	76,313	5,468,590
Staples Incorporated	153,982	1,373,519
The Home Depot Incorporated	65,881	8,285,195

		17,675,785

Textiles, Apparel & Luxury Goods: 0.36%
Nike Incorporated Class B	30,289	1,878,222

Consumer Staples: 9.65%

Beverages: 2.59%
Dr Pepper Snapple Group Incorporated	46,948	4,405,600
PepsiCo Incorporated	53,924	5,354,653
The Coca-Cola Company	85,746	3,680,218

		13,440,471

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 2.76%
CVS Health Corporation	69,201	$6,684,125
The Kroger Company	12,897	500,533
Wal-Mart Stores Incorporated	107,395	7,126,732

		14,311,390

Food Products: 1.07%
Mondelez International Incorporated Class A	27,901	1,202,533
Tyson Foods Incorporated Class A	81,037	4,324,134

		5,526,667

Household Products: 1.43%
Church & Dwight Company Incorporated	6,296	528,864
The Clorox Company	32,479	4,191,415
The Procter & Gamble Company	33,104	2,704,266

		7,424,545

Tobacco: 1.80%
Altria Group Incorporated	127,461	7,789,142
Philip Morris International	17,012	1,531,250

		9,320,392

Energy: 5.91%

Energy Equipment & Services: 0.62%
Schlumberger Limited	44,534	3,218,472

Oil, Gas & Consumable Fuels: 5.29%
Chevron Corporation	97,361	8,418,806
EQT Corporation	25,512	1,575,111
Exxon Mobil Corporation	170,273	13,255,753
Tesoro Corporation	16,026	1,398,269
Valero Energy Corporation	40,921	2,777,308

		27,425,247

Financials: 14.73%

Banks: 5.09%
Bank of America Corporation	537,947	7,606,571
Citigroup Incorporated	141,504	6,025,240
JPMorgan Chase & Company	137,552	8,184,344
People’s United Financial Incorporated «	44,581	640,629
Regions Financial Corporation	157,456	1,278,543
SunTrust Banks Incorporated	71,616	2,619,713

		26,355,040

Capital Markets: 2.00%
Ameriprise Financial Incorporated	17,306	1,568,789
Goldman Sachs Group Incorporated	30,968	5,003,190
Morgan Stanley	147,240	3,810,571

		10,382,550

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	9

Security name	Shares	Value

Consumer Finance: 0.43%
Capital One Financial Corporation	23,404	$1,535,770
Synchrony Financial †	25,184	715,729

		2,251,499

Diversified Financial Services: 0.95%
Berkshire Hathaway Incorporated Class B †	37,738	4,897,260

Insurance: 1.70%
American International Group Incorporated	56,684	3,201,512
MetLife Incorporated	29,908	1,335,392
Principal Financial Group Incorporated	18,380	698,440
Prudential Financial Incorporated	25,489	1,786,269
The Travelers Companies Incorporated	12,753	1,365,081
Unum Group	14,014	401,361

		8,788,055

Real Estate Management & Development: 0.60%
CBRE Group Incorporated Class A †	111,502	3,118,711

REITs: 3.96%
American Tower Corporation	45,450	4,287,753
Crown Castle International Corporation	40,763	3,513,771
General Growth Properties Incorporated	108,387	3,039,171
Host Hotels & Resorts Incorporated	104,477	1,447,006
Prologis Incorporated	74,154	2,926,858
Simon Property Group Incorporated	28,599	5,327,422

		20,541,981

Health Care: 15.41%

Biotechnology: 2.87%
Amgen Incorporated	44,615	6,814,049
Biogen Incorporated †	5,986	1,634,537
Gilead Sciences Incorporated	77,372	6,421,876

		14,870,462

Health Care Equipment & Supplies: 1.30%
Medtronic plc	89,004	6,757,184

Health Care Providers & Services: 3.83%
Aetna Incorporated	37,318	3,800,465
AmerisourceBergen Corporation	10,662	954,889
Cigna Corporation	10,234	1,367,262
Express Scripts Holding Company †	13,001	934,382
HCA Holdings Incorporated †	20,969	1,459,023
Humana Incorporated	7,789	1,267,971
McKesson Corporation	20,468	3,294,939
UnitedHealth Group Incorporated	58,828	6,774,632

		19,853,563

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Pharmaceuticals: 7.41%
AbbVie Incorporated	78,842	$4,328,426
Bristol-Myers Squibb Company	51,140	3,178,862
Eli Lilly & Company	30,485	2,411,364
Johnson & Johnson	121,809	12,721,732
Merck & Company Incorporated	126,211	6,395,111
Pfizer Incorporated	306,210	9,336,343

		38,371,838

Industrials: 9.21%

Aerospace & Defense: 2.99%
General Dynamics Corporation	37,437	5,007,947
Lockheed Martin Corporation	25,073	5,290,403
The Boeing Company	43,517	5,227,697

		15,526,047

Air Freight & Logistics: 0.79%
Expeditors International of Washington Incorporated	47,068	2,123,708
United Parcel Service Incorporated Class B	20,919	1,949,651

		4,073,359

Airlines: 1.67%
Delta Air Lines Incorporated	48,768	2,159,935
Southwest Airlines Company	108,000	4,062,960
United Continental Holdings Incorporated †	50,967	2,460,687

		8,683,582

Commercial Services & Supplies: 0.64%
Waste Management Incorporated	62,625	3,315,994

Industrial Conglomerates: 1.69%
3M Company	10,392	1,569,192
General Electric Company	246,467	7,172,190

		8,741,382

Machinery: 0.69%
Caterpillar Incorporated	57,201	3,560,190

Road & Rail: 0.74%
Union Pacific Corporation	52,976	3,814,272

Information Technology: 20.34%

Communications Equipment: 1.34%
Cisco Systems Incorporated	291,980	6,946,204

Internet Software & Services: 4.38%
Alphabet Incorporated Class A †	10,394	7,913,472
Alphabet Incorporated Class C †	10,963	8,144,961
eBay Incorporated	37,966	890,682
Facebook Incorporated Class A †	50,978	5,720,241

		22,669,356

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	11

Security name	Shares	Value

IT Services: 3.36%
Accenture plc Class A	17,502	$1,847,161
CSRA Incorporated	38,756	1,037,886
International Business Machines Corporation	27,286	3,405,020
Paychex Incorporated	30,876	1,477,725
The Western Union Company	140,236	2,501,810
Total System Services Incorporated	77,807	3,124,729
Visa Incorporated Class A	14,084	1,049,117
Xerox Corporation	303,600	2,960,100

		17,403,548

Semiconductors & Semiconductor Equipment: 3.18%
Avago Technologies Limited	33,102	4,426,068
Intel Corporation	266,891	8,278,959
Linear Technology Corporation	35,294	1,508,113
Skyworks Solutions Incorporated	33,186	2,287,179

		16,500,319

Software: 3.24%
Citrix Systems Incorporated †	14,053	990,174
Microsoft Corporation	287,200	15,821,848

		16,812,022

Technology Hardware, Storage & Peripherals: 4.84%
Apple Incorporated	200,395	19,506,449
EMC Corporation	58,477	1,448,475
Hewlett-Packard Company	422,448	4,101,970

		25,056,894

Materials: 3.06%

Chemicals: 1.82%
Dow Chemical Company	110,934	4,659,228
LyondellBasell Industries NV Class A	46,374	3,615,781
The Sherwin-Williams Company	4,485	1,146,680

		9,421,689

Containers & Packaging: 0.35%
Avery Dennison Corporation	29,384	1,789,192

Metals & Mining: 0.89%
Newmont Mining Corporation	232,437	4,639,443

Telecommunication Services: 2.96%

Diversified Telecommunication Services: 2.96%
AT&T Incorporated	211,846	7,639,167
CenturyLink Incorporated	46,880	1,191,690
Verizon Communications Incorporated	130,288	6,510,491

		15,341,348

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name		Shares	Value

Utilities: 3.73%

Electric Utilities: 1.84%
American Electric Power Company Incorporated		28,301	$1,725,512
Edison International		70,279	4,343,242
Exelon Corporation		79,514	2,351,229
FirstEnergy Corporation		34,111	1,127,710

			9,547,693

Independent Power & Renewable Electricity Producers: 0.38%
AES Corporation		209,307	1,988,417

Multi-Utilities: 1.51%
Ameren Corporation		53,388	2,398,189
DTE Energy Company		14,833	1,260,953
Public Service Enterprise Group Incorporated		100,309	4,142,764

			7,801,906

Total Common Stocks (Cost $404,166,523)			508,267,953

	Yield
Short-Term Investments: 2.01%

Investment Companies: 2.01%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%	1,552,275	1,552,275
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	8,894,394	8,894,394

Total Short-Term Investments (Cost $10,446,669)			10,446,669

Total investments in securities (Cost $414,613,192) *	100.09%	518,714,622
Other assets and liabilities, net	(0.09)	(480,812)

Total net assets	100.00%	$518,233,810

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $416,633,642 and unrealized gains (losses) consists of:

Gross unrealized gains	$121,955,143
Gross unrealized losses	(19,874,163)

Net unrealized gains	$102,080,980

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2016 (unaudited)	Wells Fargo Disciplined U.S. Core Fund	13

Assets
Investments
In unaffiliated securities (including $1,513,599 of securities loaned), at value (cost $404,166,523)	$508,267,953
In affiliated securities, at value (cost $10,446,669)	10,446,669

Total investments, at value (cost $414,613,192)	518,714,622
Receivable for Fund shares sold	4,346,371
Receivable for dividends	779,629
Receivable for securities lending income	782
Prepaid expenses and other assets	59,568

Total assets	523,900,972

Liabilities
Payable for investments purchased	3,123,397
Payable for Fund shares redeemed	593,298
Payable upon receipt of securities loaned	1,552,275
Management fee payable	142,348
Distribution fees payable	14,307
Administration fees payable	78,667
Accrued expenses and other liabilities	162,870

Total liabilities	5,667,162

Total net assets	$518,233,810

NET ASSETS CONSIST OF
Paid-in capital	$403,778,482
Undistributed net investment income	3,689,918
Accumulated net realized gains on investments	6,663,980
Net unrealized gains on investments	104,101,430

Total net assets	$518,233,810

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$316,073,162
Shares outstanding – Class A1	24,512,557
Net asset value per share – Class A	$12.89
Maximum offering price per share – Class A2	$13.68
Net assets – Class C	$27,246,735
Shares outstanding – Class C1	2,269,057
Net asset value per share – Class C	$12.01
Net assets – Class R	$25,456
Shares outstanding – Class R1	1,936
Net asset value per share – Class R	$13.15
Net assets – Class R6	$61,153
Shares outstanding – Class R6[1]	4,639
Net asset value per share – Class R6	$13.18
Net assets – Administrator Class	$76,194,271
Shares outstanding – Administrator Class[1]	5,772,584
Net asset value per share – Administrator Class	$13.20
Net assets – Institutional Class	$98,633,033
Shares outstanding – Institutional Class[1]	7,552,343
Net asset value per share – Institutional Class	$13.06

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Disciplined U.S. Core Fund	Statement of operations—six months ended January 31, 2016 (unaudited)

Investment income
Dividends	$5,803,761
Securities lending income, net	4,072
Income from affiliated securities	6,441

Total investment income	5,814,274

Expenses
Management fee	892,216
Administration fees
Class A	338,755
Class C	23,843
Class R	18	[1]
Class R6	4	[1]
Administrator Class	43,020
Institutional Class	63,878
Shareholder servicing fees
Class A	403,279
Class C	28,385
Class R	22	[1]
Administrator Class	82,732
Distribution fees
Class C	85,154
Class R	22	[1]
Custody and accounting fees	20,257
Professional fees	30,327
Registration fees	39,829
Shareholder report expenses	24,162
Trustees’ fees and expenses	12,999
Interest expense	1,658
Other fees and expenses	27,207

Total expenses	2,117,767
Less: Fee waivers and/or expense reimbursements	(47,221)

Net expenses	2,070,546

Net investment income	3,743,728

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	7,666,152
Net change in unrealized gains (losses) on investments	(45,403,784)

Net realized and unrealized gains (losses) on investments	(37,737,632)

Net decrease in net assets resulting from operations	$(33,993,904)

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Disciplined U.S. Core Fund	15

	Six months ended January 31, 2016 (unaudited)			Year ended July 31, 2015

Operations
Net investment income			$3,743,728		$7,538,035
Net realized gains on investments			7,666,152		49,570,546
Net change in unrealized gains (losses) on investments			(45,403,784)		(1,189,230)

Net increase (decrease) in net assets resulting from operations			(33,993,904)		55,919,351

Distributions to shareholders from
Net investment income
Class A			(4,528,285)		(3,522,119)
Class C			(257,661)		(84,291)
Class R			(495)[1]		N/A
Class R6			(1,177)[1]		N/A
Administrator Class			(1,187,160)		(647,073)
Institutional Class			(1,510,103)		(1,537,330)
Net realized gains
Class A			(31,556,160)		(46,161,619)
Class C			(2,500,323)		(2,082,924)
Class R			(2,461)[1]		N/A
Class R6			(5,846)[1]		N/A
Administrator Class			(6,952,701)		(7,515,200)
Institutional Class			(8,572,495)		(15,983,371)

Total distributions to shareholders			(57,074,867)		(77,533,927)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	3,026,936		43,409,389	2,148,617	33,269,672
Class C	986,041		13,037,194	823,111	12,057,914
Class R	1,724	[1]	25,180 [1]	N/A	N/A
Class R6	4,135	[1]	62,680 [1]	N/A	N/A
Administrator Class	2,178,467		31,991,960	1,319,355	20,847,005
Institutional Class	2,716,755		38,322,808	3,114,670	50,079,007

			126,849,211		116,253,598

Reinvestment of distributions
Class A	2,569,607		34,916,831	3,224,975	47,843,154
Class C	155,194		1,959,119	105,097	1,464,972
Class R	212	[1]	2,956 [1]	N/A	N/A
Class R6	504	[1]	7,023 [1]	N/A	N/A
Administrator Class	553,449		7,715,022	491,872	7,465,466
Institutional Class	369,132		5,097,050	561,645	8,449,624

			49,698,001		65,223,216

Payment for shares redeemed
Class A	(2,513,642)		(35,292,271)	(2,705,765)	(42,183,445)
Class C	(298,117)		(4,072,427)	(207,673)	(3,079,680)
Administrator Class	(979,907)		(14,244,971)	(832,349)	(13,437,852)
Institutional Class	(2,552,936)		(38,883,603)	(2,190,447)	(34,044,476)

			(92,493,272)		(92,745,453)

Net increase in net assets resulting from capital share transactions			84,053,940		88,731,361

Total increase (decrease) in net assets			(7,014,831)		67,116,785

Net assets
Beginning of period			525,248,641		458,131,856

End of period			$518,233,810		$525,248,641

Undistributed net investment income			$3,689,918		$7,431,071

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.45	$16.29	$16.27	$14.65	$14.25	$11.93
Net investment income	0.10	0.21	0.19	0.24	0.20	0.16
Net realized and unrealized gains (losses) on investments	(1.03)	1.60	2.35	3.25	0.93	2.17

Total from investment operations	(0.93)	1.81	2.54	3.49	1.13	2.33
Distributions to shareholders from
Net investment income	(0.19)	(0.16)	(0.24)	(0.24)	(0.23)	(0.01)
Net realized gains	(1.44)	(2.49)	(2.28)	(1.63)	(0.50)	0.00

Total distributions to shareholders	(1.63)	(2.65)	(2.52)	(1.87)	(0.73)	(0.01)
Net asset value, end of period	$12.89	$15.45	$16.29	$16.27	$14.65	$14.25
Total return[1]	(6.46)%	12.01%	17.00%	26.62%	8.54%	19.50%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.89%	0.93%	0.94%	0.92%	0.93%
Net expenses	0.87%	0.89%	0.92%	0.92%	0.92%	0.92%
Net investment income	1.41%	1.43%	1.27%	1.66%	1.43%	1.18%
Supplemental data
Portfolio turnover rate	29%	53%	71%	64%	82%	64%
Net assets, end of period (000s omitted)	$316,073	$331,123	$305,577	$285,780	$254,272	$268,460

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.50	$15.47	$15.58	$14.10	$13.69	$11.54
Net investment income	0.08	0.13	0.08	0.12	0.09	0.05
Net realized and unrealized gains (losses) on investments	(1.00)	1.48	2.23	3.12	0.90	2.10

Total from investment operations	(0.92)	1.61	2.31	3.24	0.99	2.15
Distributions to shareholders from
Net investment income	(0.13)	(0.09)	(0.14)	(0.13)	(0.08)	0.00
Net realized gains	(1.44)	(2.49)	(2.28)	(1.63)	(0.50)	0.00

Total distributions to shareholders	(1.57)	(2.58)	(2.42)	(1.76)	(0.58)	0.00
Net asset value, end of period	$12.01	$14.50	$15.47	$15.58	$14.10	$13.69
Total return[1]	(6.75)%	11.18%	16.10%	25.65%	7.75%	18.63%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.64%	1.68%	1.69%	1.67%	1.68%
Net expenses	1.62%	1.64%	1.67%	1.67%	1.67%	1.67%
Net investment income	0.66%	0.66%	0.51%	0.92%	0.68%	0.44%
Supplemental data
Portfolio turnover rate	29%	53%	71%	64%	82%	64%
Net assets, end of period (000s omitted)	$27,247	$20,680	$10,913	$9,544	$8,590	$8,768

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R	Period ended January 31, 2016 (unaudited)[1]
Net asset value, beginning of period	$14.62
Net investment income	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.17

Total from investment operations	0.23
Distributions to shareholders from
Net investment income	(0.26)
Net realized gains	(1.44)

Total distributions to shareholders	(1.70)
Net asset value, end of period	$13.15
Total return[3]	1.11%
Ratios to average net assets (annualized)
Gross expenses	1.11%
Net expenses	1.11%
Net investment income	1.27%
Supplemental data
Portfolio turnover rate	29%
Net assets, end of period (000s omitted)	$25

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	19

(For a share outstanding throughout each period)

CLASS R6	Period ended January 31, 2016 (unaudited)[1]
Net asset value, beginning of period	$14.62
Net investment income	0.09 [2]
Net realized and unrealized gains (losses) on investments	0.17

Total from investment operations	0.26
Distributions to shareholders from
Net investment income	(0.26)
Net realized gains	(1.44)

Total distributions to shareholders	(1.70)
Net asset value, end of period	$13.18
Total return[3]	1.32%
Ratios to average net assets (annualized)
Gross expenses	0.43%
Net expenses	0.43%
Net investment income	1.82%
Supplemental data
Portfolio turnover rate	29%
Net assets, end of period (000s omitted)	$61

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Disciplined U.S. Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.80	$16.60	$16.47	$14.79	$14.36	$11.99
Net investment income	0.11 [1]	0.25 [1]	0.25 [1]	0.28 [1]	0.23 [1]	0.19 [1]
Net realized and unrealized gains (losses) on investments	(1.04)	1.63	2.35	3.27	0.93	2.19

Total from investment operations	(0.93)	1.88	2.60	3.55	1.16	2.38
Distributions to shareholders from
Net investment income	(0.23)	(0.19)	(0.19)	(0.24)	(0.23)	(0.01)
Net realized gains	(1.44)	(2.49)	(2.28)	(1.63)	(0.50)	0.00

Total distributions to shareholders	(1.67)	(2.68)	(2.47)	(1.87)	(0.73)	(0.01)
Net asset value, end of period	$13.20	$15.80	$16.60	$16.47	$14.79	$14.36
Total return[2]	(6.34)%	12.20%	17.12%	26.82%	8.72%	19.84%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.74%	0.76%	0.78%	0.75%	0.77%
Net expenses	0.74%	0.73%	0.74%	0.74%	0.74%	0.74%
Net investment income	1.55%	1.58%	1.56%	1.87%	1.63%	1.37%
Supplemental data
Portfolio turnover rate	29%	53%	71%	64%	82%	64%
Net assets, end of period (000s omitted)	$76,194	$63,544	$50,498	$127,384	$150,408	$244,716

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Disciplined U.S. Core Fund	21

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.66	$16.47	$16.43	$14.78	$14.39	$11.99
Net investment income	0.18	0.30	0.26 [1]	0.35	0.26 [1]	0.22
Net realized and unrealized gains (losses) on investments	(1.09)	1.61	2.37	3.23	0.93	2.19

Total from investment operations	(0.91)	1.91	2.63	3.58	1.19	2.41
Distributions to shareholders from
Net investment income	(0.25)	(0.23)	(0.31)	(0.30)	(0.30)	(0.01)
Net realized gains	(1.44)	(2.49)	(2.28)	(1.63)	(0.50)	0.00

Total distributions to shareholders	(1.69)	(2.72)	(2.59)	(1.93)	(0.80)	(0.01)
Net asset value, end of period	$13.06	$15.66	$16.47	$16.43	$14.78	$14.39
Total return[2]	(6.27)%	12.55%	17.48%	27.16%	9.02%	20.10%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.47%	0.50%	0.51%	0.49%	0.51%
Net expenses	0.48%	0.47%	0.48%	0.48%	0.48%	0.47%
Net investment income	1.78%	1.86%	1.63%	2.08%	1.80%	1.62%
Supplemental data
Portfolio turnover rate	29%	53%	71%	64%	82%	64%
Net assets, end of period (000s omitted)	$98,633	$109,901	$91,144	$1,875	$1,215	$12

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined U.S. Core Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	23

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo Disciplined U.S. Core Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$67,779,769	$0	$0	$67,779,769
Consumer staples	50,023,465	0	0	50,023,465
Energy	30,643,719	0	0	30,643,719
Financials	76,335,096	0	0	76,335,096
Health care	79,853,047	0	0	79,853,047
Industrials	47,714,826	0	0	47,714,826
Information technology	105,388,343	0	0	105,388,343
Materials	15,850,324	0	0	15,850,324
Telecommunications	15,341,348	0	0	15,341,348
Utilities	19,338,016	0	0	19,338,016

Short-term investments
Investment companies	8,894,394	0	0	8,894,394
Investments measured at net asset value*				1,552,275
Total assets	$517,162,347	$0	$0	$518,714,622

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,552,275 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.28% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Disciplined U.S. Core Fund	25

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.92% for Class A shares, 1.67% for Class C shares, 1.17% for Class R shares, 0.43% for Class R6 shares, 0.74% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2016, Funds Distributor received $23,634 from the sale of Class A shares and $367 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $174,251,022 and $148,616,807, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $856 in commitment fees.

During the six months ended January 31, 2016, the Fund had average borrowings outstanding of $121,022 (on an annualized basis) at an average rate of 1.37% and paid interest in the amount of $1,658.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Disciplined U.S. Core Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Disciplined U.S. Core Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Disciplined U.S. Core Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Disciplined U.S. Core Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240794 03-16 SA203/SAR203 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo Endeavor Select Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Endeavor Select Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Endeavor Select Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Endeavor Select Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Endeavor Select Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA® Michael T. Smith, CFA®

Average annual total returns (%) as of January 31, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (STAEX)	12-29-2000	(7.76)	7.63	4.06	(2.12)	8.91	4.67	1.19	1.19
Class B (WECBX)*	12-29-2000	(7.76)	7.82	4.10	(2.76)	8.11	4.10	1.94	1.94
Class C (WECCX)	12-29-2000	(3.84)	8.11	3.89	(2.84)	8.11	3.89	1.94	1.94
Administrator Class (WECDX)	4-8-2005	–	–	–	(1.87)	9.19	4.94	1.11	1.00
Institutional Class (WFCIX)	4-8-2005	–	–	–	(1.74)	9.38	5.14	0.86	0.80
Russell 1000® Growth Index[3]	–	–	–	–	1.32	11.67	7.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, focused portfolio risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Endeavor Select Fund	5

Ten largest holdings (%) as of January 31, 2016[4]
Apple Incorporated	5.71
Facebook Incorporated Class A	5.13
The Home Depot Incorporated	4.76
Amazon.com Incorporated	4.66
Alphabet Incorporated Class A	4.59
Visa Incorporated Class A	4.35
UnitedHealth Group Incorporated	3.82
Bristol-Myers Squibb Company	3.75
Intercontinental Exchange Incorporated	3.25
Constellation Brands Incorporated Class A	2.88

Sector distribution as of January 31, 2016[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.00% for Administrator Class, and 0.80% for the Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Endeavor Select Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur tow types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$908.99	$5.76	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.09	1.20%
Class B
Actual	$1,000.00	$905.60	$9.34	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.33	$9.88	1.95%
Class C
Actual	$1,000.00	$905.60	$9.34	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.33	$9.88	1.95%
Administrator Class
Actual	$1,000.00	$909.81	$4.80	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.11	$5.08	1.00%
Institutional Class
Actual	$1,000.00	$910.19	$3.84	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Endeavor Select Fund	7

Security name	Shares	Value

Common Stocks: 96.32%

Consumer Discretionary: 19.48%

Auto Components: 2.09%
Delphi Automotive plc	68,377	$4,440,402

Hotels, Restaurants & Leisure: 2.74%
Starbucks Corporation	95,600	5,809,612

Internet & Catalog Retail: 4.66%
Amazon.com Incorporated †	16,853	9,892,711

Specialty Retail: 7.26%
The Home Depot Incorporated	80,383	10,108,966
The TJX Companies Incorporated	74,417	5,301,467

		15,410,433

Textiles, Apparel & Luxury Goods: 2.73%
Nike Incorporated Class B	93,472	5,796,199

Consumer Staples: 6.28%

Beverages: 4.59%
Constellation Brands Incorporated Class A	40,115	6,116,735
Dr Pepper Snapple Group Incorporated	38,600	3,622,224

		9,738,959

Food & Staples Retailing: 1.69%
Walgreens Boots Alliance Incorporated	45,000	3,587,400

Financials: 7.00%

Capital Markets: 1.68%
Charles Schwab Corporation	139,900	3,571,647

Diversified Financial Services: 5.32%
Intercontinental Exchange Incorporated	26,183	6,907,075
McGraw Hill Financial Incorporated	51,578	4,385,162

		11,292,237

Health Care: 14.79%

Biotechnology: 5.42%
Alexion Pharmaceuticals Incorporated †	28,300	4,129,819
Celgene Corporation †	46,979	4,712,933
Gilead Sciences Incorporated	32,025	2,658,075

		11,500,827

Health Care Providers & Services: 3.82%
UnitedHealth Group Incorporated	70,400	8,107,264

Pharmaceuticals: 5.55%
Bristol-Myers Squibb Company	128,100	7,962,696
Zoetis Incorporated	88,860	3,825,423

		11,788,119

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Endeavor Select Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Industrials: 4.72%

Airlines: 2.62%
Delta Air Lines Incorporated	125,479	$5,557,465

Professional Services: 2.10%
Verisk Analytics Incorporated †	61,200	4,467,600

Information Technology: 37.81%

Communications Equipment: 3.02%
Harris Corporation	59,100	5,139,927
Palo Alto Networks Incorporated †	8,525	1,274,402

		6,414,329

Internet Software & Services: 14.13%
Alphabet Incorporated Class A †	12,799	9,744,519
Alphabet Incorporated Class C †	6,700	4,977,765
Facebook Incorporated Class A †	96,949	10,878,647
Tencent Holdings Limited ADR	235,800	4,390,101

		29,991,032

IT Services: 6.69%
Cognizant Technology Solutions Corporation Class A †	78,500	4,969,835
Visa Incorporated Class A	123,958	9,233,631

		14,203,466

Software: 8.25%
Adobe Systems Incorporated †	55,100	4,911,063
Electronic Arts Incorporated †	82,700	5,337,872
Salesforce.com Incorporated †	64,800	4,410,288
ServiceNow Incorporated †	45,768	2,847,227

		17,506,450

Technology Hardware, Storage & Peripherals: 5.72%
Apple Incorporated	124,583	12,126,909

Materials: 2.56%

Chemicals: 2.56%
The Sherwin-Williams Company	21,200	5,420,204

Telecommunication Services: 3.68%

Diversified Telecommunication Services: 3.68%
Level 3 Communications Incorporated †	61,647	3,008,990
SBA Communications Corporation Class A †	48,425	4,807,635

		7,816,625

Total Common Stocks (Cost $157,997,779)		204,439,890

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Endeavor Select Fund	9

Security name	Yield	Shares	Value

Short-Term Investments: 2.00%

Investment Companies: 2.00%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40%	4,248,637	$4,248,637

Total Short-Term Investments (Cost $4,248,637)			4,248,637

Total investments in securities (Cost $162,246,416) *	98.32%	208,688,527
Other assets and liabilities, net	1.68	3,568,143

Total net assets	100.00%	$212,256,670

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $163,025,868 and unrealized gains (losses) consists of:

Gross unrealized gains	$53,120,045
Gross unrealized losses	(7,457,386)

Net unrealized gains	$45,662,659

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Endeavor Select Fund	Statement of assets and liabilities—January 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $157,997,779)	$204,439,890
In affiliated securities, at value (cost $4,248,637)	4,248,637

Total investments, at value (cost $162,246,416)	208,688,527
Receivable for investments sold	9,272,838
Receivable for Fund shares sold	129,335
Receivable for dividends	72,324
Prepaid expenses and other assets	32,333

Total assets	218,195,357

Liabilities
Payable for investments purchased	5,440,333
Payable for Fund shares redeemed	274,029
Management fee payable	102,340
Distribution fees payable	3,363
Administration fees payable	25,910
Accrued expenses and other liabilities	92,712

Total liabilities	5,938,687

Total net assets	$212,256,670

NET ASSETS CONSIST OF
Paid-in capital	$160,984,247
Accumulated net investment loss	(303,259)
Accumulated net realized gains on investments	5,133,571
Net unrealized gains on investments	46,442,111

Total net assets	$212,256,670

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$20,474,359
Shares outstanding – Class A1	2,513,573
Net asset value per share – Class A	$8.15
Maximum offering price per share – Class A2	$8.65
Net assets – Class B	$20,718
Shares outstanding – Class B1	3,203
Net asset value per share – Class B	$6.47
Net assets – Class C	$5,063,360
Shares outstanding – Class C1	782,835
Net asset value per share – Class C	$6.47
Net assets – Administrator Class	$5,694,213
Shares outstanding – Administrator Class[1]	668,230
Net asset value per share – Administrator Class	$8.52
Net assets – Institutional Class	$181,004,020
Shares outstanding – Institutional Class[1]	20,661,476
Net asset value per share – Institutional Class	$8.76

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2016 (unaudited)	Wells Fargo Endeavor Select Fund	11

Investment income
Dividends (net of foreign withholding taxes of $80,071)	$805,769
Income from affiliated securities	4,187

Total investment income	809,956

Expenses
Management fee	889,877
Administration fees
Class A	24,809
Class B	68
Class C	6,479
Administrator Class	8,664
Institutional Class	137,189
Shareholder servicing fees
Class A	29,534
Class B	81
Class C	7,713
Administrator Class	12,052
Distribution fees
Class B	242
Class C	23,138
Custody and accounting fees	12,103
Professional fees	20,850
Registration fees	33,523
Shareholder report expenses	53,283
Trustees’ fees and expenses	11,980
Other fees and expenses	10,098

Total expenses	1,281,683
Less: Fee waivers and/or expense reimbursements	(168,468)

Net expenses	1,113,215

Net investment loss	(303,259)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	11,918,993
Net change in unrealized gains (losses) on investments	(35,502,222)

Net realized and unrealized gains (losses) on investments	(23,583,229)

Net decrease in net assets resulting from operations	$(23,886,488)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Endeavor Select Fund	Statement of changes in net assets

	Six months ended January 31, 2016 (unaudited)		Year ended July 31, 2015

Operations
Net investment loss		$(303,259)		$(880,977)
Net realized gains on investments		11,918,993		133,384,136
Net change in unrealized gains (losses) on investments		(35,502,222)		(60,133,598)

Net increase (decrease) in net assets resulting from operations		(23,886,488)		72,369,561

Distributions to shareholders from
Net realized gains
Class A		(8,268,795)		(4,180,367)
Class B		(16,431)		(29,782)
Class C		(2,442,837)		(1,041,460)
Administrator Class		(2,258,097)		(6,299,282)
Institutional Class		(70,034,159)		(81,434,953)

Total distributions to shareholders		(83,020,319)		(92,985,844)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	179,948	1,961,103	155,038	2,127,588
Class C	22,215	211,016	80,725	950,480
Administrator Class	30,919	325,936	353,463	4,955,910
Institutional Class	3,064,635	39,303,430	4,502,805	64,783,218

		41,801,485		72,817,196

Reinvestment of distributions
Class A	899,011	7,758,473	314,153	4,011,740
Class B	2,395	16,431	2,673	29,782
Class C	348,974	2,393,965	91,245	1,017,377
Administrator Class	241,051	2,176,690	479,088	6,280,838
Institutional Class	7,234,603	67,137,120	5,829,180	77,761,267

		79,482,679		89,101,004

Payment for shares redeemed
Class A	(471,788)	(4,947,688)	(1,513,775)	(21,046,656)
Class B	(7,902)	(76,962)	(13,638)	(161,929)
Class C	(167,727)	(1,425,225)	(127,822)	(1,483,495)
Administrator Class	(2,631,241)	(34,050,947)	(1,166,520)	(16,155,945)
Institutional Class	(5,050,973)	(59,411,868)	(37,137,527)	(520,427,263)

		(99,912,690)		(559,275,288)

Net increase (decrease) in net assets resulting from capital share transactions		21,371,474		(397,357,088)

Total decrease in net assets		(85,535,333)		(417,973,371)

Net assets
Beginning of period		297,792,003		715,765,374

End of period		$212,256,670		$297,792,003

Undistributed (accumulated) net investment income (loss)		$(303,259)		$0

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.74	$14.13	$12.52	$10.45	$10.12	$8.12
Net investment income (loss)	(0.03)[1]	(0.08)[1]	(0.09)[1]	0.00 [1,2]	(0.05)[1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	(0.96)	1.65	2.37	2.07	0.38	2.05

Total from investment operations	(0.99)	1.57	2.28	2.07	0.33	2.00
Distributions to shareholders from
Net realized gains	(4.60)	(1.96)	(0.67)	0.00	0.00	0.00
Net asset value, end of period	$8.15	$13.74	$14.13	$12.52	$10.45	$10.12
Total return[3]	(9.10)%	12.14%	18.40%	19.81%	3.26%	24.63%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.24%	1.25%	1.26%	1.23%	1.23%
Net expenses	1.20%	1.23%	1.24%	1.25%	1.23%	1.23%
Net investment income (loss)	(0.57)%	(0.55)%	(0.66)%	0.03%	(0.49)%	(0.52)%
Supplemental data
Portfolio turnover rate	39%	126%	100%	97%	94%	100%
Net assets, end of period (000s omitted)	$20,474	$26,197	$41,708	$44,041	$47,233	$94,704

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.93	$12.60	$11.31	$9.51	$9.28	$7.50
Net investment loss	(0.06)[1]	(0.16)[1]	(0.17)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	(0.80)	1.45	2.13	1.87	0.34	1.89

Total from investment operations	(0.86)	1.29	1.96	1.80	0.23	1.78
Distributions to shareholders from
Net realized gains	(4.60)	(1.96)	(0.67)	0.00	0.00	0.00
Net asset value, end of period	$6.47	$11.93	$12.60	$11.31	$9.51	$9.28
Total return[2]	(9.44)%	11.31%	17.50%	18.93%	2.48%	23.73%
Ratios to average net assets (annualized)
Gross expenses	2.02%	1.99%	2.00%	2.00%	1.98%	1.98%
Net expenses	1.95%	1.98%	1.99%	2.00%	1.98%	1.98%
Net investment loss	(1.22)%	(1.29)%	(1.41)%	(0.67)%	(1.24)%	(1.26)%
Supplemental data
Portfolio turnover rate	39%	126%	100%	97%	94%	100%
Net assets, end of period (000s omitted)	$21	$104	$248	$495	$1,095	$1,633

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$11.93	$12.61	$11.32	$9.51	$9.28	$7.50
Net investment loss	(0.06)[1]	(0.16)[1]	(0.17)[1]	(0.07)[1]	(0.11)[1]	(0.11)[1]
Net realized and unrealized gains (losses) on investments	(0.80)	1.44	2.13	1.88	0.34	1.89

Total from investment operations	(0.86)	1.28	1.96	1.81	0.23	1.78
Distributions to shareholders from
Net realized gains	(4.60)	(1.96)	(0.67)	0.00	0.00	0.00
Net asset value, end of period	$6.47	$11.93	$12.61	$11.32	$9.51	$9.28
Total return[2]	(9.44)%	11.21%	17.60%	18.93%	2.48%	23.73%
Ratios to average net assets (annualized)
Gross expenses	2.02%	1.99%	2.00%	2.01%	1.98%	1.98%
Net expenses	1.95%	1.99%	1.99%	2.00%	1.98%	1.98%
Net investment loss	(1.32)%	(1.32)%	(1.41)%	(0.72)%	(1.25)%	(1.27)%
Supplemental data
Portfolio turnover rate	39%	126%	100%	97%	94%	100%
Net assets, end of period (000s omitted)	$5,063	$6,914	$6,747	$6,320	$6,199	$7,448

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Endeavor Select Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.13	$14.45	$12.78	$10.63	$10.26	$8.22
Net investment income (loss)	0.00 [1,2]	(0.05)[1]	(0.06)[1]	0.03 [1]	(0.03)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	(1.01)	1.69	2.42	2.12	0.40	2.07

Total from investment operations	(1.01)	1.64	2.36	2.15	0.37	2.04
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	0.00	0.00	0.00
Net realized gains	(4.60)	(1.96)	(0.67)	0.00	0.00	0.00

Total distributions to shareholders	(4.60)	(1.96)	(0.69)	0.00	0.00	0.00
Net asset value, end of period	$8.52	$14.13	$14.45	$12.78	$10.63	$10.26
Total return[3]	(9.02)%	12.38%	18.77%	20.13%	3.51%	24.94%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.05%	1.06%	1.08%	1.07%	1.07%
Net expenses	1.00%	0.99%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.04%	(0.32)%	(0.42)%	0.23%	(0.27)%	(0.29)%
Supplemental data
Portfolio turnover rate	39%	126%	100%	97%	94%	100%
Net assets, end of period (000s omitted)	$5,694	$42,776	$48,560	$68,611	$57,533	$232,954

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Endeavor Select Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.39	$14.65	$12.95	$10.75	$10.37	$8.28
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.03)[1]	0.06 [1]	(0.01)[1]	(0.01)[1]
Net realized and unrealized gains (losses) on investments	(1.02)	1.71	2.45	2.14	0.39	2.10

Total from investment operations	(1.03)	1.70	2.42	2.20	0.38	2.09
Distributions to shareholders from
Net investment income	0.00	0.00	(0.05)	0.00	0.00	0.00
Net realized gains	(4.60)	(1.96)	(0.67)	0.00	0.00	0.00

Total distributions to shareholders	(4.60)	(1.96)	(0.72)	0.00	0.00	0.00
Net asset value, end of period	$8.76	$14.39	$14.65	$12.95	$10.75	$10.37
Total return[2]	(8.98)%	12.63%	18.98%	20.37%	3.66%	25.24%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.81%	0.82%	0.83%	0.80%	0.80%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.79%	0.80%
Net investment income (loss)	(0.19)%	(0.09)%	(0.22)%	0.50%	(0.06)%	(0.08)%
Supplemental data
Portfolio turnover rate	39%	126%	100%	97%	94%	100%
Net assets, end of period (000s omitted)	$181,004	$221,801	$618,502	$508,685	$735,633	$853,494

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Endeavor Select Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Endeavor Select Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	19

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo Endeavor Select Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$41,349,357	$0	$0	$41,349,357
Consumer staples	13,326,359	0	0	13,326,359
Financials	14,863,884	0	0	14,863,884
Health care	31,396,210	0	0	31,396,210
Industrials	10,025,065	0	0	10,025,065
Information technology	75,852,085	4,390,101	0	80,242,186
Materials	5,420,204	0	0	5,420,204
Telecommunication services	7,816,625	0	0	7,816,625

Short-term investments
Investment companies	4,248,637	0	0	4,248,637
Total assets	$204,298,426	$4,390,101	$0	$208,688,527

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Administrator Class, Institutional Class	0.13

Notes to financial statements (unaudited)	Wells Fargo Endeavor Select Fund	21

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 1.00% for Administrator Class shares, and 0.80% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2016, Funds Distributor received $1,594 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $97,686,666 and $157,825,759, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $445 in commitment fees.

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Endeavor Select Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Endeavor Select Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

24	Wells Fargo Endeavor Select Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Endeavor Select Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240795 03-16 SA205/SAR205 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Growth Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Growth Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Growth Fund	Performance highlights (unaudited)

The Fund is currently closed to most new investors.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of January 31, 20162

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (SGRAX)	2-24-2000	(11.77)	8.10	8.05	(6.38)	9.39	8.69	1.13	1.13
Class C (WGFCX)	12-26-2002	(8.09)	8.58	7.88	(7.09)	8.58	7.88	1.88	1.88
Class R6 (SGRHX)	9-30-2015	–	–	–	(5.97)	9.87	9.19	0.70	0.70
Administrator Class (SGRKX)	8-30-2002	–	–	–	(6.19)	9.64	9.00	1.05	0.96
Institutional Class (SGRNX)	2-24-2000	–	–	–	(5.99)	9.87	9.19	0.80	0.75
Russell 3000® Growth Index[5]	–	–	–	–	0.41	11.41	7.56	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Growth Fund	5

Ten largest holdings (%) as of January 31, 2016[6]
Alphabet Incorporated Class A	4.76
Facebook Incorporated Class A	4.33
Dollar Tree Incorporated	3.31
Alexion Pharmaceuticals Incorporated	3.24
Amazon.com Incorporated	3.04
Microchip Technology Incorporated	2.83
MarketAxess Holdings Incorporated	2.51
MasterCard Incorporated Class A	2.41
Apple Incorporated	2.23
Alliance Data Systems Corporation	2.21

Sector distribution as of January 31, 2016[7]

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 20, 2008, includes Advisor Class expenses. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A, 1.96% for Class C, 0.70% for Class R6, 0.96% for Administrator Class, and 0.75% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$855.22	$5.32	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.79	1.14%
Class C
Actual	$1,000.00	$851.88	$8.80	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.58	1.89%
Class R6
Actual	$1,000.00	$857.19	$3.27	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%
Administrator Class
Actual	$1,000.00	$855.95	$4.48	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.88	0.96%
Institutional Class
Actual	$1,000.00	$857.01	$3.50	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.81	0.75%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Growth Fund	7

Security name	Shares	Value

Common Stocks: 96.92%

Consumer Discretionary: 24.17%

Auto Components: 0.45%
Delphi Automotive plc	538,510	$34,970,839

Distributors: 1.65%
LKQ Corporation †	4,713,750	129,156,750

Diversified Consumer Services: 1.70%
Grand Canyon Education Incorporated †(l)	3,526,000	132,753,900

Hotels, Restaurants & Leisure: 5.14%
Fiesta Restaurant Group Incorporated †(l)	2,330,983	84,847,781
Jack in the Box Incorporated	1,544,000	119,876,160
Planet Fitness Incorporated Class A †«	865,400	12,366,566
Starbucks Corporation	2,591,720	157,498,824
The Habit Restaurants Incorporated Class A †(l)«	1,381,000	28,351,930

		402,941,261

Internet & Catalog Retail: 3.04%
Amazon.com Incorporated †	405,930	238,280,910

Media: 0.57%
The Walt Disney Company	467,810	44,825,554

Multiline Retail: 5.79%
Burlington Stores Incorporated †	3,103,100	166,729,563
Dollar General Corporation	367,000	27,547,020
Dollar Tree Incorporated †	3,188,235	259,267,270

		453,543,853

Specialty Retail: 4.38%
Boot Barn Holdings Incorporated †«	863,300	5,248,864
CarMax Incorporated †	2,448,000	108,152,640
Five Below Incorporated †	1,168,243	41,157,201
The Home Depot Incorporated	96,000	12,072,960
Tractor Supply Company	1,698,230	149,970,691
ULTA Salon, Cosmetics and Fragrance Incorporated †	148,000	26,813,160

		343,415,516

Textiles, Apparel & Luxury Goods: 1.45%
Skechers U.S.A. Incorporated Class A †	1,290,467	36,378,265
Under Armour Incorporated Class A †«	899,000	76,801,570

		113,179,835

Consumer Staples: 3.54%

Food & Staples Retailing: 2.64%
Costco Wholesale Corporation	271,270	40,994,322
Sprouts Farmers Market Incorporated †	7,282,845	166,048,866

		207,043,188

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Personal Products: 0.90%
The Estee Lauder Companies Incorporated Class A	825,550	$70,378,138

Energy: 1.01%

Oil, Gas & Consumable Fuels: 1.01%
Concho Resources Incorporated †	830,000	78,957,900

Financials: 4.35%

Capital Markets: 1.83%
Raymond James Financial Incorporated	1,182,000	51,783,420
TD Ameritrade Holding Corporation	3,310,630	91,307,175

		143,090,595

Consumer Finance: 0.02%
LendingClub Corporation †«	207,000	1,527,660

Diversified Financial Services: 2.50%
MarketAxess Holdings Incorporated	1,689,130	196,327,580

Health Care: 20.90%

Biotechnology: 9.93%
Alexion Pharmaceuticals Incorporated †	1,739,456	253,838,814
BioMarin Pharmaceutical Incorporated †	820,000	60,696,400
Celgene Corporation †	1,396,860	140,132,995
Incyte Corporation †	459,000	32,387,040
Medivation Incorporated †	1,300,640	42,530,928
PTC Therapeutics Incorporated †«	877,000	20,890,140
Regeneron Pharmaceuticals Incorporated †	258,910	108,765,502
Ultragenyx Pharmaceutical Incorporated †	896,000	50,310,400
Vertex Pharmaceuticals Incorporated †	747,000	67,790,250

		777,342,469

Health Care Equipment & Supplies: 2.13%
Align Technology Incorporated †	645,000	42,660,300
Intuitive Surgical Incorporated †	62,000	33,532,700
Medtronic plc	1,193,951	90,644,760

		166,837,760

Health Care Providers & Services: 4.56%
Acadia Healthcare Company Incorporated †	2,827,642	172,570,991
AmerisourceBergen Corporation	923,840	82,739,110
Diplomat Pharmacy Incorporated †«	1,321,000	35,944,410
VCA Incorporated †	1,291,670	66,223,921

		357,478,432

Health Care Technology: 1.94%
Cerner Corporation †	1,309,000	75,935,090
Veeva Systems Incorporated Class A †«	3,144,000	75,770,400

		151,705,490

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Growth Fund	9

Security name	Shares	Value

Life Sciences Tools & Services: 0.73%
Quintiles Transnational Holdings Incorporated †	942,360	$57,323,759

Pharmaceuticals: 1.61%
Bristol-Myers Squibb Company	1,456,000	90,504,960
Perrigo Company plc	246,970	35,706,923

		126,211,883

Industrials: 6.97%

Aerospace & Defense: 0.57%
The Boeing Company	370,350	44,490,146

Air Freight & Logistics: 1.05%
United Parcel Service Incorporated Class B	883,000	82,295,600

Commercial Services & Supplies: 1.95%
KAR Auction Services Incorporated	1,580,000	52,803,600
Waste Connections Incorporated	1,671,850	100,260,845

		153,064,445

Machinery: 0.40%
ITT Corporation	963,000	31,249,350

Road & Rail: 3.00%
Genesee & Wyoming Incorporated Class A †	50,000	2,479,000
Kansas City Southern	1,195,000	84,701,600
Union Pacific Corporation	2,047,940	147,451,680

		234,632,280

Information Technology: 33.96%

Internet Software & Services: 12.71%
Akamai Technologies Incorporated †	644,000	29,379,280
Alphabet Incorporated Class A †	489,770	372,886,390
Alphabet Incorporated Class C †	56,681	42,111,149
CoStar Group Incorporated †	474,950	83,291,982
Envestnet Incorporated †(l)	3,276,731	76,839,342
Facebook Incorporated Class A †	3,024,760	339,408,320
New Relic Incorporated †«	1,754,000	49,497,880
Shutterstock Incorporated †«	81,000	2,340,090

		995,754,433

IT Services: 8.10%
Alliance Data Systems Corporation †	866,603	173,138,613
Cognizant Technology Solutions Corporation Class A †	448,000	28,362,880
Global Payments Incorporated	786,900	46,387,755
MasterCard Incorporated Class A	2,116,880	188,465,826
Vantiv Incorporated Class A †	609,893	28,695,466
Visa Incorporated Class A	2,270,300	169,114,647

		634,165,187

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 3.09%
Microchip Technology Incorporated		4,946,260	$221,641,911
Monolithic Power Systems Incorporated		112,000	7,007,840
Silicon Laboratories Incorporated †		297,818	13,580,501

			242,230,252

Software: 7.83%
Adobe Systems Incorporated †		275,080	24,517,880
Fortinet Incorporated †		3,757,910	105,747,587
Paycom Software Incorporated †		2,031,345	61,245,052
Paylocity Holding Corporation †«		1,170,625	36,429,850
Proofpoint Incorporated †		1,461,000	73,575,960
Red Hat Incorporated †		349,726	24,498,306
Salesforce.com Incorporated †		714,000	48,594,840
ServiceNow Incorporated †		543,200	33,792,472
Splunk Incorporated †		2,096,000	97,023,840
Synchronoss Technologies Incorporated †		806,960	24,725,254
Tableau Software Incorporated Class A †		702,000	56,328,480
Ultimate Software Group Incorporated †		150,630	26,455,147

			612,934,668

Technology Hardware, Storage & Peripherals: 2.23%
Apple Incorporated		1,794,610	174,687,337

Materials: 2.02%

Chemicals: 2.02%
Ecolab Incorporated		1,137,000	122,648,190
Praxair Incorporated		355,630	35,563,000

			158,211,190

Total Common Stocks (Cost $5,444,619,628)			7,591,008,160

	Yield
Short-Term Investments: 2.14%

Investment Companies: 2.14%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%	119,352,425	119,352,425
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	48,150,734	48,150,734

Total Short-Term Investments (Cost $167,503,159)			167,503,159

Total investments in securities (Cost $5,612,122,787) *	99.06%	7,758,511,319
Other assets and liabilities, net	0.94	73,581,381

Total net assets	100.00%	$7,832,092,700

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

«	All or a portion of this security is on loan.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $5,632,654,064 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,555,996,000
Gross unrealized losses	(430,138,745)

Net unrealized gains	$2,125,857,255

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2016 (unaudited)	Wells Fargo Growth Fund	11

Assets
Investments
In unaffiliated securities (including $116,533,976 of securities loaned), at value (cost $5,004,583,481)	$7,268,215,207
In affiliated securities, at value (cost $607,539,306)	490,296,112

Total investments, at value (cost $5,612,122,787)	7,758,511,319
Cash	1,246,376
Receivable for investments sold	247,515,241
Receivable for Fund shares sold	6,227,320
Receivable for dividends	1,069,482
Receivable for securities lending income	59,824
Prepaid expenses and other assets	111,731

Total assets	8,014,741,293

Liabilities
Payable for investments purchased	27,129,732
Payable for Fund shares redeemed	29,256,865
Payable upon receipt of securities loaned	119,352,425
Management fee payable	4,278,911
Distribution fee payable	230,332
Administration fees payable	1,109,278
Accrued expenses and other liabilities	1,291,050

Total liabilities	182,648,593

Total net assets	$7,832,092,700

NET ASSETS CONSIST OF
Paid-in capital	$5,588,337,085
Accumulated net investment loss	(17,447,637)
Accumulated net realized gains on investments	114,814,720
Net unrealized gains on investments	2,146,388,532

Total net assets	$7,832,092,700

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,654,595,870
Shares outstanding – Class A1	72,175,547
Net asset value per share – Class A	$36.78
Maximum offering price per share – Class A2	$39.02
Net assets – Class C	$348,413,191
Shares outstanding – Class C1	10,762,890
Net asset value per share – Class C	$32.37
Net assets – Class R6	$26,284
Shares outstanding – Class R6[1]	632
Net asset value per share – Class R6	$41.58
Net assets – Administrator Class	$1,741,537,976
Shares outstanding – Administrator Class[1]	43,882,802
Net asset value per share – Administrator Class	$39.69
Net assets – Institutional Class	$3,087,519,379
Shares outstanding – Institutional Class[1]	74,281,276
Net asset value per share – Institutional Class	$41.57

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Growth Fund	Statement of operations—six months ended January 31, 2016 (unaudited)

Investment income
Dividends	$27,232,205
Securities lending income, net	331,245
Income from affiliated securities	73,381

Total investment income	27,636,831

Expenses
Management fee	30,267,704
Administration fees
Class A	2,341,588
Class C	430,154
Class R6	2 [1]
Administrator Class	1,316,103
Institutional Class	2,293,227
Investor Class	1,413,072 [2]
Shareholder servicing fees
Class A	2,785,861
Class C	512,087
Administrator Class	2,515,047
Investor Class	1,102,754 [2]
Distribution fee
Class C	1,536,262
Custody and accounting fees	243,769
Professional fees	22,976
Registration fees	80,227
Shareholder report expenses	267,341
Trustees’ fees and expenses	11,595
Other fees and expenses	62,936

Total expenses	47,202,705
Less: Fee waivers and/or expense reimbursements	(2,118,237)

Net expenses	45,084,468

Net investment loss	(17,447,637)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	524,656,349
Affiliated securities	(81,051,839)

Net realized gains on investments	443,604,510

Net change in unrealized gains (losses) on:
Unaffiliated securities	(1,710,614,246)
Affiliated securities	(117,583,479)

Net change in unrealized gains (losses) on investments	(1,828,197,725)

Net realized and unrealized gains (losses) on investments	(1,384,593,215)

Net decrease in net assets resulting from operations	$(1,402,040,852)

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

[2]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Growth Fund	13

	Six months ended January 31, 2016 (unaudited)		Year ended July 31, 2015

Operations
Net investment loss		$(17,447,637)		$(46,794,164)
Net realized gains on investments		443,604,510		1,219,370,154
Net change in unrealized gains (losses) on investments		(1,828,197,725)		328,837,984

Net increase (decrease) in net assets resulting from operations		(1,402,040,852)		1,501,413,974

Distributions to shareholders from
Net realized gains
Class A		(399,298,978)		(231,582,982)
Class C		(58,938,406)		(75,250,933)
Class R6		(3,078)[1]		N/A
Administrator Class		(246,890,849)		(343,165,487)
Institutional Class		(415,951,081)		(470,228,817)
Investor Class		0 [2]		(300,177,941)

Total distributions to shareholders		(1,121,082,392)		(1,420,406,160)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	42,327,841	1,958,427,302	3,096,946	149,093,930
Class C	502,562	18,149,599	687,649	28,728,045
Class R6	564 [1]	27,370 [1]	N/A	N/A
Administrator Class	4,537,154	213,535,847	7,685,162	396,601,510
Institutional Class	8,270,621	403,724,363	29,073,710	1,572,598,987
Investor Class	481,943 [2]	22,113,995 [2]	1,516,862	73,282,154

		2,615,978,476		2,220,304,626

Reinvestment of distributions
Class A	9,441,799	377,011,011	4,653,339	208,236,915
Class C	1,219,231	42,892,540	1,331,646	53,838,455
Class R6	68 [1]	3,078 [1]	N/A	N/A
Administrator Class	5,707,643	245,828,196	6,824,589	325,601,120
Institutional Class	8,792,866	396,558,261	9,196,950	455,984,759
Investor Class	0 [2]	0 [2]	6,596,013	293,918,329

		1,062,293,086		1,337,579,578

Payment for shares redeemed
Class A	(9,201,427)	(393,223,571)	(19,102,932)	(941,145,013)
Class C	(1,425,230)	(54,560,728)	(3,749,283)	(167,465,881)
Administrator Class	(10,810,691)	(503,093,774)	(33,692,681)	(1,742,600,427)
Institutional Class	(13,028,774)	(626,904,597)	(22,580,802)	(1,219,410,764)
Investor Class	(43,198,360)[2]	(1,994,219,513)[2]	(10,699,627)	(519,360,449)

		(3,572,002,183)		(4,589,982,534)

Net increase (decrease) in net assets resulting from capital share transactions		106,269,379		(1,032,098,330)

Total decrease in net assets		(2,416,853,865)		(951,090,516)

Net assets
Beginning of period		10,248,946,565		11,200,037,081

End of period		$7,832,092,700		$10,248,946,565

Undistributed (accumulated) net investment income (loss)		$(17,447,637)		$0

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

[2]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$49.50	$49.99	$46.74	$37.85	$35.88	$26.10
Net investment loss	(0.12)[1]	(0.29)[1]	(0.32)[1]	(0.17)[1]	(0.21)[1]	(0.27)[1]
Net realized and unrealized gains (losses) on investments	(6.57)	7.03	5.34	9.06	2.65	10.05

Total from investment operations	(6.69)	6.74	5.02	8.89	2.44	9.78
Distributions to shareholders from
Net realized gains	(6.03)	(7.23)	(1.77)	0.00	(0.47)	0.00
Net asset value, end of period	$36.78	$49.50	$49.99	$46.74	$37.85	$35.88
Total return[2]	(14.48)%	15.01%	10.77%	23.49%	6.93%	37.43%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.18%	1.18%	1.19%	1.20%	1.24%
Net expenses	1.14%	1.18%	1.18%	1.19%	1.20%	1.24%
Net investment loss	(0.54)%	(0.59)%	(0.64)%	(0.41)%	(0.56)%	(0.81)%
Supplemental data
Portfolio turnover rate	21%	35%	42%	38%	47%	54%
Net assets, end of period (000s omitted)	$2,654,596	$1,465,643	$2,047,410	$2,464,533	$2,265,845	$1,204,675

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$44.51	$45.95	$43.41	$35.42	$33.86	$24.81
Net investment loss	(0.19)[1]	(0.60)[1]	(0.64)[1]	(0.45)[1]	(0.46)[1]	(0.51)[1]
Net realized and unrealized gains (losses) on investments	(5.92)	6.39	4.95	8.44	2.49	9.56

Total from investment operations	(6.11)	5.79	4.31	7.99	2.03	9.05
Distributions to shareholders from
Net realized gains	(6.03)	(7.23)	(1.77)	0.00	(0.47)	0.00
Net asset value, end of period	$32.37	$44.51	$45.95	$43.41	$35.42	$33.86
Total return[2]	(14.81)%	14.16%	9.96%	22.56%	6.12%	36.44%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.93%	1.93%	1.94%	1.95%	1.99%
Net expenses	1.89%	1.93%	1.93%	1.94%	1.95%	1.99%
Net investment loss	(1.28)%	(1.34)%	(1.39)%	(1.16)%	(1.32)%	(1.57)%
Supplemental data
Portfolio turnover rate	21%	35%	42%	38%	47%	54%
Net assets, end of period (000s omitted)	$348,413	$465,833	$560,481	$589,402	$525,285	$233,114

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout the period)

Period ended January 31, 2016 (unaudited)[1]
CLASS R6
Net asset value, beginning of period	$48.97
Net investment loss	(0.03)
Net realized and unrealized gains (losses) on investments	(1.33)

Total from investment operations	(1.36)
Distributions to shareholders from
Net realized gains	(6.03)
Net asset value, end of period	$41.58
Total return[2]	(3.74)%
Ratios to average net assets (annualized)
Gross expenses	0.70%
Net expenses	0.70%
Net investment loss	(0.23)%
Supplemental data
Portfolio turnover rate	21%
Net assets, end of period (000s omitted)	$26

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$52.86	$52.80	$49.16	$39.72	$37.54	$27.24
Net investment loss	(0.08)[1]	(0.20)[1]	(0.23)	(0.08)[1]	(0.13)[1]	(0.18)[1]
Net realized and unrealized gains (losses) on investments	(7.06)	7.49	5.64	9.52	2.78	10.48

Total from investment operations	(7.14)	7.29	5.41	9.44	2.65	10.30
Distributions to shareholders from
Net realized gains	(6.03)	(7.23)	(1.77)	0.00	(0.47)	0.00
Net asset value, end of period	$39.69	$52.86	$52.80	$49.16	$39.72	$37.54
Total return[2]	(14.40)%	15.28%	11.04%	23.77%	7.15%	37.81%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.02%	1.02%	1.03%	1.03%	1.08%
Net expenses	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment loss	(0.35)%	(0.37)%	(0.42)%	(0.18)%	(0.33)%	(0.51)%
Supplemental data
Portfolio turnover rate	21%	35%	42%	38%	47%	54%
Net assets, end of period (000s omitted)	$1,741,538	$2,349,359	$3,359,480	$3,309,683	$2,984,775	$1,339,245

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$54.99	$54.54	$50.63	$40.83	$38.49	$27.88
Net investment income (loss)	(0.07)[1]	(0.09)[1]	(0.13)	0.01 [1]	(0.05)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	(7.32)	7.77	5.81	9.79	2.86	10.73

Total from investment operations	(7.39)	7.68	5.68	9.80	2.81	10.61
Distributions to shareholders from
Net realized gains	(6.03)	(7.23)	(1.77)	0.00	(0.47)	0.00
Net asset value, end of period	$41.57	$54.99	$54.54	$50.63	$40.83	$38.49
Total return[2]	(14.30)%	15.53%	11.26%	24.03%	7.37%	38.06%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.76%	0.75%	0.76%	0.77%	0.81%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.76%	0.80%
Net investment income (loss)	(0.14)%	(0.17)%	(0.21)%	0.02%	(0.13)%	(0.35)%
Supplemental data
Portfolio turnover rate	21%	35%	42%	38%	47%	54%
Net assets, end of period (000s omitted)	$3,087,519	$3,863,196	$2,975,721	$2,649,095	$2,312,074	$992,748

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,893,068,418	$0	$0	$1,893,068,418
Consumer staples	277,421,326	0	0	277,421,326
Energy	78,957,900	0	0	78,957,900
Financials	340,945,835	0	0	340,945,835
Health care	1,636,899,793	0	0	1,636,899,793
Industrials	545,731,821	0	0	545,731,821
Information technology	2,659,771,877	0	0	2,659,771,877
Materials	158,211,190	0	0	158,211,190

Short-term investments
Investment companies	48,150,734	0	0	48,150,734
Investments measured at net asset value*				119,352,425
Total assets	$7,639,158,894	$0	$0	$7,758,511,319

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $119,352,425 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.555% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

22	Wells Fargo Growth Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.21% for Class A shares, 1.96% for Class C shares, 0.70% for Class R6 shares, 0.96% for Administrator Class, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2016, Funds Distributor received $11,586 from the sale of Class A shares and $3,593 in contingent deferred sales charges from redemptions of Class C.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $1,858,961,907 and $2,914,831,035, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Envestnet Incorporated	3,268,908	7,823	0	3,276,731	$76,839,342	$0	$0
Fiesta Restaurant Group Incorporated	2,098,000	527,000	294,017	2,330,983	84,847,781	0	(8,479,131)
Grand Canyon Education Incorporated	3,903,000	0	377,000	3,526,000	132,753,900	0	(2,277,134)
Inovalon Holdings Incorporated*	1,629,037	0	1,629,037	0	0	0	(13,372,108)
Shutterstock Incorporated*	2,028,000	0	1,947,000	81,000	2,340,090	0	(56,923,466)
The Habit Restaurants Incorporated Class A	0	1,381,000	0	1,381,000	28,351,930	0	0
						$0	$(81,051,839)

*	No longer an affiliate of the Fund at the end of the period.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $15,740 in commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Growth Fund	23

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Growth Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

26	Wells Fargo Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Growth Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240796 03-16 SA206/SAR206 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo Intrinsic Value Fund

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The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Intrinsic Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic Value Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intrinsic Value Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Notice to shareholders

At a meeting held on February 17-18, 2016, the Board of Trustees approved a change to the subadviser for the Fund to Wells Capital Management Incorporated (“WellsCap”) in connection with the merger of Metropolitan West Capital Management, LLC (“MetWest”), the Fund’s current sub-adviser, into WellsCap (the “Merger”). The Merger is expected to take place on or about July 1, 2016. With the completion of the Merger, MetWest personnel will become exclusively personnel of WellsCap. The Merger will not result in any change to the services provided to the Fund or to the Fund’s strategies or fees and expenses.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intrinsic Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Miguel E. Giaconi, CFA®

Jean-Baptiste Nadal, CFA®

Jeffrey Peck

Average annual total returns (%) as of January 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since Inception	1 year	5 year	Since Inception	Gross	Net[3]
Class A (EIVAX)	8-1-2006	(9.28)	7.28	5.93	(3.74)	8.56	6.59	1.17	1.11
Class B (EIVBX)*	8-1-2006	(8.78)	7.45	6.01	(4.50)	7.74	6.01	1.92	1.86
Class C (EIVCX)	8-1-2006	(5.53)	7.73	5.80	(4.53)	7.73	5.80	1.92	1.86
Class R (EIVTX)	3-1-2013	–	–	–	(3.97)	8.32	6.36	1.42	1.36
Class R4 (EIVRX)	11-30-2012	–	–	–	(3.42)	8.93	6.91	0.89	0.80
Class R6 (EIVFX)	11-30-2012	–	–	–	(3.28)	8.94	6.91	0.74	0.65
Administrator Class (EIVDX)	7-30-2010	–	–	–	(3.62)	8.78	6.78	1.09	0.95
Institutional Class (EIVIX)	8-1-2006	–	–	–	(3.31)	9.01	6.95	0.84	0.70
Russell 1000® Value Index[4]	–	–	–	–	(5.00)	9.61	4.95	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intrinsic Value Fund	5

Ten largest holdings (%) as of January 31, 2016[5]
Microsoft Corporation	3.18
Anheuser-Busch InBev NV ADR	3.12
Lockheed Martin Corporation	3.08
The TJX Companies Incorporated	2.95
BB&T Corporation	2.94
NextEra Energy Incorporated	2.86
Goldman Sachs Group Incorporated	2.82
Honeywell International Incorporated	2.78
Alphabet Incorporated Class C	2.67
The Procter & Gamble Company	2.62

Sector distribution as of January 31, 2016[6]

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Intrinsic Value Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Intrinsic Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$895.99	$5.29	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class B
Actual	$1,000.00	$892.93	$8.85	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class C
Actual	$1,000.00	$892.26	$8.85	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class R
Actual	$1,000.00	$894.94	$6.48	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.90	1.36%
Class R4
Actual	$1,000.00	$897.83	$3.82	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class R6
Actual	$1,000.00	$898.28	$3.10	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$896.87	$4.53	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$898.24	$3.34	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Intrinsic Value Fund	7

Security name	Shares	Value

Common Stocks: 97.24%

Consumer Discretionary: 7.27%

Hotels, Restaurants & Leisure: 1.88%
Marriott International Incorporated Class A «	310,087	$19,002,131

Media: 2.44%
The Walt Disney Company	257,095	24,634,843

Specialty Retail: 2.95%
The TJX Companies Incorporated	419,010	29,850,272

Consumer Staples: 9.25%

Beverages: 6.62%
Anheuser-Busch InBev NV ADR	250,677	31,545,194
Diageo plc ADR	98,421	10,596,989
PepsiCo Incorporated	249,624	24,787,663

		66,929,846

Household Products: 2.63%
The Procter & Gamble Company	324,709	26,525,478

Energy: 6.51%

Energy Equipment & Services: 3.25%
FMC Technologies Incorporated †	513,132	12,905,270
Schlumberger Limited	276,300	19,968,201

		32,873,471

Oil, Gas & Consumable Fuels: 3.26%
EOG Resources Incorporated	312,515	22,194,815
Occidental Petroleum Corporation	155,431	10,698,316

		32,893,131

Financials: 19.89%

Banks: 6.91%
BB&T Corporation	910,414	29,734,121
CIT Group Incorporated	605,920	17,783,752
SunTrust Banks Incorporated	611,299	22,361,317

		69,879,190

Capital Markets: 6.12%
Charles Schwab Corporation	615,059	15,702,456
Goldman Sachs Group Incorporated	176,625	28,535,535
UBS Group AG	1,058,174	17,608,015

		61,846,006

Consumer Finance: 2.14%
Synchrony Financial †	761,768	21,649,447

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Intrinsic Value Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Insurance: 2.46%
The Allstate Corporation	409,529	$24,817,457

REITs: 2.26%
Crown Castle International Corporation	264,534	22,802,831

Health Care: 11.22%

Biotechnology: 2.08%
Gilead Sciences Incorporated	253,405	21,032,615

Health Care Equipment & Supplies: 2.29%
Abbott Laboratories	611,469	23,144,102

Health Care Providers & Services: 4.52%
Cigna Corporation	186,723	24,946,193
Express Scripts Holding Company †	288,956	20,767,268

		45,713,461

Pharmaceuticals: 2.33%
Merck & Company Incorporated	463,877	23,504,648

Industrials: 14.06%

Aerospace & Defense: 7.94%
Honeywell International Incorporated	271,998	28,070,194
Lockheed Martin Corporation	147,354	31,091,694
The Boeing Company	174,962	21,018,185

		80,180,073

Air Freight & Logistics: 2.13%
United Parcel Service Incorporated Class B	230,690	21,500,308

Electrical Equipment: 2.11%
Sensata Technologies Holding NV †	581,518	21,341,711

Trading Companies & Distributors: 1.88%
Aercap Holdings NV †	619,637	19,029,052

Information Technology: 21.88%

Communications Equipment: 5.06%
Cisco Systems Incorporated	879,724	20,928,634
Motorola Solutions Incorporated	389,914	26,034,558
QUALCOMM Incorporated	91,758	4,160,308

		51,123,500

Internet Software & Services: 2.68%
Alphabet Incorporated Class C †	36,382	27,030,007

IT Services: 4.69%
Accenture plc Class A	248,706	26,248,431
The Western Union Company	1,186,218	21,162,129

		47,410,560

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Intrinsic Value Fund	9

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.24%
Texas Instruments Incorporated		427,559	$22,630,698

Software: 5.37%
Microsoft Corporation		582,817	32,107,389
Oracle Corporation		609,744	22,139,805

			54,247,194

Technology Hardware, Storage & Peripherals: 1.84%
Apple Incorporated		191,528	18,643,336

Telecommunication Services: 2.18%

Diversified Telecommunication Services: 2.18%
Verizon Communications Incorporated		441,041	22,038,819

Utilities: 4.98%

Electric Utilities: 2.86%
NextEra Energy Incorporated		258,870	28,918,368

Multi-Utilities: 2.12%
WEC Energy Group Incorporated		388,280	21,444,702

Total Common Stocks (Cost $909,001,320)			982,637,257

	Yield
Short-Term Investments: 4.55%
Investment Companies: 4.55%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%	17,817,250	17,817,250
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	28,112,628	28,112,628

Total Short-Term Investments (Cost $45,929,878)			45,929,878

Total investments in securities (Cost $954,931,198) *	101.79%	1,028,567,135
Other assets and liabilities, net	(1.79)	(18,053,362)

Total net assets	100.00%	$1,010,513,773

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $955,222,134 and unrealized gains (losses) consists of:

Gross unrealized gains	$135,039,885
Gross unrealized losses	(61,694,884)

Net unrealized gains	$73,345,001

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intrinsic Value Fund	Statement of assets and liabilities—January 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $17,437,345 of securities loaned), at value (cost $909,001,320)	$982,637,257
In affiliated securities, at value (cost $45,929,878)	45,929,878

Total investments, at value (cost $954,931,198)	1,028,567,135
Receivable for Fund shares sold	334,341
Receivable for dividends	950,256
Receivable for securities lending income	4,399
Prepaid expenses and other assets	60,956

Total assets	1,029,917,087

Liabilities
Payable for Fund shares redeemed	576,850
Payable upon receipt of securities loaned	17,817,250
Management fee payable	494,031
Distribution fees payable	19,798
Administration fees payable	135,389
Accrued expenses and other liabilities	359,996

Total liabilities	19,403,314

Total net assets	$1,010,513,773

NET ASSETS CONSIST OF
Paid-in capital	$924,776,295
Undistributed net investment income	277,394
Accumulated net realized gains on investments	11,824,147
Net unrealized gains on investments	73,635,937

Total net assets	$1,010,513,773

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$309,855,688
Shares outstanding – Class A1	28,302,832
Net asset value per share – Class A	$10.95
Maximum offering price per share – Class A2	$11.62
Net assets – Class B	$1,047,155
Shares outstanding – Class B1	96,632
Net asset value per share – Class B	$10.84
Net assets – Class C	$29,564,217
Shares outstanding – Class C1	2,751,980
Net asset value per share – Class C	$10.74
Net assets – Class R	$31,846
Shares outstanding – Class R1	2,885
Net asset value per share – Class R	$11.04
Net assets – Class R4	$13,587
Share outstanding – Class R4[1]	1,238
Net asset value per share – Class R4	$10.97
Net assets – Class R6	$2,570,761
Shares outstanding – Class R6[1]	237,462
Net asset value per share – Class R6	$10.83
Net assets – Administrator Class	$452,682,906
Shares outstanding – Administrator Class[1]	39,714,379
Net asset value per share – Administrator Class	$11.40
Net assets – Institutional Class	$214,747,613
Shares outstanding – Institutional Class[1]	19,543,047
Net asset value per share – Institutional Class	$10.99

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2016 (unaudited)	Wells Fargo Intrinsic Value Fund	11

Investment income
Dividends (net of foreign withholding taxes of $118,922)	$11,533,921
Securities lending income, net	166,852
Income from affiliated securities	36,710

Total investment income	11,737,483

Expenses
Management fee	3,771,641
Administration fees
Class A	358,310
Class B	1,522
Class C	34,607
Class R	37
Class R4	5
Class R6	208
Administrator Class	317,837
Institutional Class	154,113
Shareholder servicing fees
Class A	409,216
Class B	1,812
Class C	41,199
Class R	44
Class R4	7
Administrator Class	611,019
Distribution fees
Class B	5,435
Class C	123,597
Class R	44
Custody and accounting fees	33,031
Professional fees	20,840
Registration fees	52,088
Shareholder report expenses	43,001
Trustees’ fees and expenses	13,579
Other fees and expenses	11,168

Total expenses	6,004,360
Less: Fee waivers and/or expense reimbursements	(633,138)

Net expenses	5,371,222

Net investment income	6,366,261

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	43,576,161
Net change in unrealized gains (losses) on investments	(170,114,692)

Net realized and unrealized gains (losses) on investments	(126,538,531)

Net decrease in net assets resulting from operations	$(120,172,270)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intrinsic Value Fund	Statement of changes in net assets

	Six months ended January 31, 2016 (unaudited)		Year ended July 31, 2015

Operations
Net investment income		$6,366,261		$11,044,365
Net realized gains on investments		43,576,161		129,111,859
Net change in unrealized gains (losses) on investments		(170,114,692)		(31,816,136)

Net increase (decrease) in net assets resulting from operations		(120,172,270)		108,340,088

Distributions to shareholders from
Net investment income
Class A		(3,169,347)		(2,172,530)
Class C		(37,447)		0
Class R		(201)		(81)
Class R4		(186)		(130)
Class R6		(38,287)		(2,896)
Administrator Class		(5,583,834)		(4,135,495)
Institutional Class		(3,324,787)		(2,556,860)
Net realized gains
Class A		(34,464,666)		(27,285,622)
Class B		(132,772)		(212,769)
Class C		(3,405,696)		(2,625,365)
Class R		(3,205)		(2,211)
Class R4		(1,451)		(1,003)
Class R6		(277,898)		(11,038)
Administrator Class		(47,759,263)		(36,136,386)
Institutional Class		(24,324,139)		(17,741,411)

Total distributions to shareholders		(122,523,179)		(92,883,797)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	279,966	3,487,238	624,836	8,481,516
Class B	538	6,161	2,136	28,654
Class C	149,437	1,797,713	209,050	2,773,670
Class R	562	6,983	1,217	16,683
Class R6	209,989	2,804,309	339	4,595
Administrator Class	301,909	4,041,238	690,160	9,705,283
Institutional Class	1,750,898	22,018,198	2,658,478	36,641,333

		34,161,840		57,651,734

Reinvestment of distributions
Class A	3,054,414	35,703,185	2,128,410	27,919,064
Class B	11,006	126,021	15,779	204,498
Class C	256,273	2,914,692	174,638	2,247,594
Class R	290	3,406	174	2,292
Class R4	139	1,637	87	1,132
Class R6	27,254	316,185	1,068	13,934
Administrator Class	4,139,213	50,467,673	2,786,857	37,930,250
Institutional Class	2,026,547	23,875,792	1,210,532	15,960,088

		113,408,591		84,278,852

Payment for shares redeemed
Class A	(2,162,642)	(26,880,737)	(4,381,343)	(59,669,917)
Class B	(58,656)	(743,625)	(163,321)	(2,207,079)
Class C	(338,009)	(4,053,888)	(442,242)	(5,907,017)
Class R	(938)	(12,246)	(470)	(6,451)
Class R4	0	0	(111)	(1,553)
Class R6	(12,217)	(148,607)	0	0
Administrator Class	(1,867,930)	(24,148,844)	(4,305,966)	(60,992,273)
Institutional Class	(2,747,419)	(33,944,679)	(3,233,572)	(43,813,596)

		(89,932,626)		(172,597,886)

Net increase (decrease) in net assets resulting from capital share transactions		57,637,805		(30,667,300)

Total decrease in net assets		(185,057,644)		(15,211,009)

Net assets
Beginning of period		1,195,571,417		1,210,782,426

End of period		$1,010,513,773		$1,195,571,417

Undistributed net investment income		$277,394		$6,065,222

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.73	$13.60	$12.52	$10.44	$11.50	$9.84
Net investment income	0.06	0.10	0.07	0.07 [1]	0.11 [1]	0.10
Net realized and unrealized gains (losses) on investments	(1.41)	1.09	1.53	2.75	0.24	1.65

Total from investment operations	(1.35)	1.19	1.60	2.82	0.35	1.75
Distributions to shareholders from
Net investment income	(0.11)	(0.07)	(0.06)	(0.10)	(0.28)	(0.09)
Net realized gains	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)	0.00

Total distributions to shareholders	(1.43)	(1.06)	(1.52)	(0.74)	(1.41)	(0.09)
Net asset value, end of period	$10.95	$13.73	$13.60	$12.52	$10.44	$11.50
Total return[2]	(10.40)%	9.19%	13.09%	28.53%	4.38%	17.88%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.20%	1.21%	1.20%	1.24%	1.24%
Net expenses	1.11%	1.16%	1.16%	1.16%	1.17%	1.17%
Net investment income	1.02%	0.75%	0.53%	0.57%	1.05%	0.81%
Supplemental data
Portfolio turnover rate	21%	29%	23%	28%	34%	25%
Net assets, end of period (000s omitted)	$309,856	$372,443	$391,028	$386,655	$87,784	$159,178

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.54	$13.45	$12.42	$10.34	$11.37	$9.72
Net investment income (loss)	0.02 [1]	0.00 [1,2]	(0.03)[1]	(0.02)	0.03 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	(1.40)	1.08	1.52	2.74	0.24	1.64

Total from investment operations	(1.38)	1.08	1.49	2.72	0.27	1.65
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.17)	(0.00)[2]
Net realized gains	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)	0.00

Total distributions to shareholders	(1.32)	(0.99)	(0.46)	(0.64)	(1.30)	(0.00)[2]
Net asset value, end of period	$10.84	$13.54	$13.45	$12.42	$10.34	$11.37
Total return[3]	(10.71)%	8.36%	12.25%	27.57%	3.56%	17.03%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.96%	1.97%	1.97%	2.01%	1.99%
Net expenses	1.86%	1.91%	1.91%	1.91%	1.92%	1.91%
Net investment income (loss)	0.31%	0.00%	(0.20)%	(0.03)%	0.27%	0.07%
Supplemental data
Portfolio turnover rate	21%	29%	23%	28%	34%	25%
Net assets, end of period (000s omitted)	$1,047	$1,947	$3,889	$5,589	$4,323	$7,666

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.45	$13.36	$12.35	$10.30	$11.35	$9.72
Net investment income (loss)	0.02	0.00 [1]	(0.03)	(0.01)[2]	0.03 [2]	0.02
Net realized and unrealized gains (losses) on investments	(1.40)	1.08	1.50	2.72	0.24	1.63

Total from investment operations	(1.38)	1.08	1.47	2.71	0.27	1.65
Distributions to shareholders from
Net investment income	(0.01)	0.00	0.00	(0.02)	(0.19)	(0.02)
Net realized gains	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)	0.00

Total distributions to shareholders	(1.33)	(0.99)	(0.46)	(0.66)	(1.32)	(0.02)
Net asset value, end of period	$10.74	$13.45	$13.36	$12.35	$10.30	$11.35
Total return[3]	(10.77)%	8.42%	12.24%	27.50%	3.62%	16.98%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.96%	1.97%	1.97%	2.01%	1.97%
Net expenses	1.86%	1.91%	1.91%	1.91%	1.92%	1.92%
Net investment income (loss)	0.27%	0.00%	(0.22)%	(0.05)%	0.26%	0.07%
Supplemental data
Portfolio turnover rate	21%	29%	23%	28%	34%	25%
Net assets, end of period (000s omitted)	$29,564	$36,098	$36,654	$35,616	$20,187	$28,230

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R		2015	2014	2013[1]
Net asset value, beginning of period	$13.81	$13.66	$12.55	$11.20
Net investment income	0.05 [2]	0.05	0.03	0.00 [3]
Net realized and unrealized gains (losses) on investments	(1.43)	1.12	1.54	1.35

Total from investment operations	(1.38)	1.17	1.57	1.35
Distributions to shareholders from
Net investment income	(0.07)	(0.03)	0.00	0.00
Net realized gains	(1.32)	(0.99)	(0.46)	0.00

Total distributions to shareholders	(1.39)	(1.02)	(0.46)	0.00
Net asset value, end of period	$11.04	$13.81	$13.66	$12.55
Total return[4]	(10.51)%	8.96%	12.77%	12.05%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.47%	1.49%	1.46%
Net expenses	1.36%	1.40%	1.41%	1.41%
Net investment income	0.76%	0.50%	0.26%	0.01%
Supplemental data
Portfolio turnover rate	21%	29%	23%	28%
Net assets, end of period (000s omitted)	$32	$41	$28	$18

[1]	For the period from March 1, 2013 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R4		2015	2014	2013[1]
Net asset value, beginning of period	$13.78	$13.65	$12.55	$11.10
Net investment income	0.08 [2]	0.15	0.12	0.09
Net realized and unrealized gains (losses) on investments	(1.42)	1.09	1.54	2.15

Total from investment operations	(1.34)	1.24	1.66	2.24
Distributions to shareholders from
Net investment income	(0.15)	(0.12)	(0.10)	(0.15)
Net realized gains	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.47)	(1.11)	(0.56)	(0.79)
Net asset value, end of period	$10.97	$13.78	$13.65	$12.55
Total return[3]	(10.22)%	9.53%	13.55%	21.73%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.86%	0.87%	0.88%
Net expenses	0.80%	0.80%	0.80%	0.80%
Net investment income	1.31%	1.11%	0.88%	0.99%
Supplemental data
Portfolio turnover rate	21%	29%	23%	28%
Net assets, end of period (000s omitted)	$14	$15	$15	$14

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$13.62	$13.60	$12.56	$11.10
Net investment income	0.07 [2]	0.17 [2]	0.14 [2]	0.19
Net realized and unrealized gains (losses) on investments	(1.37)	1.08	1.47	2.06

Total from investment operations	(1.30)	1.25	1.61	2.25
Distributions to shareholders from
Net investment income	(0.17)	(0.24)	(0.11)	(0.15)
Net realized gains	(1.32)	(0.99)	(0.46)	(0.64)

Total distributions to shareholders	(1.49)	(1.23)	(0.57)	(0.79)
Net asset value, end of period	$10.83	$13.62	$13.60	$12.56
Total return[3]	(10.17)%	9.74%	13.19%	21.84%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.74%	0.73%
Net expenses	0.65%	0.65%	0.65%	0.65%
Net investment income	1.10%	1.25%	1.10%	0.85%
Supplemental data
Portfolio turnover rate	21%	29%	23%	28%
Net assets, end of period (000s omitted)	$2,571	$169	$150	$3,359

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intrinsic Value Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.25	$14.08	$12.95	$10.78	$11.55	$9.87
Net investment income	0.07	0.13	0.10	0.08 [1]	0.12 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	(1.46)	1.14	1.58	2.87	0.28	1.68

Total from investment operations	(1.39)	1.27	1.68	2.95	0.40	1.79
Distributions to shareholders from
Net investment income	(0.14)	(0.11)	(0.09)	(0.14)	(0.04)	(0.11)
Net realized gains	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)	0.00

Total distributions to shareholders	(1.46)	(1.10)	(0.55)	(0.78)	(1.17)	(0.11)
Net asset value, end of period	$11.40	$14.25	$14.08	$12.95	$10.78	$11.55
Total return[2]	(10.31)%	9.42%	13.36%	28.77%	4.57%	18.23%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.06%	1.06%	1.05%	1.09%	1.06%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.18%	0.95%	0.74%	0.68%	1.13%	1.04%
Supplemental data
Portfolio turnover rate	21%	29%	23%	28%	34%	25%
Net assets, end of period (000s omitted)	$452,683	$529,293	$534,641	$515,012	$26,687	$9,693

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intrinsic Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.80	$13.67	$12.58	$10.48	$11.56	$9.87
Net investment income	0.09 [1]	0.15	0.13	0.16	0.14 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	(1.41)	1.11	1.53	2.73	0.24	1.67

Total from investment operations	(1.32)	1.26	1.66	2.89	0.38	1.80
Distributions to shareholders from
Net investment income	(0.17)	(0.14)	(1.11)	(0.15)	(0.33)	(0.11)
Net realized gains	(1.32)	(0.99)	(0.46)	(0.64)	(1.13)	0.00

Total distributions to shareholders	(1.49)	(1.13)	(0.57)	(0.79)	(1.46)	(0.11)
Net asset value, end of period	$10.99	$13.80	$13.67	$12.58	$10.48	$11.56
Total return[2]	(10.18)%	9.66%	13.64%	29.04%	4.71%	18.32%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.79%	0.79%	0.79%	0.83%	0.79%
Net expenses	0.70%	0.70%	0.70%	0.73%	0.82%	0.79%
Net investment income	1.43%	1.20%	0.99%	1.21%	1.35%	1.16%
Supplemental data
Portfolio turnover rate	21%	29%	23%	28%	34%	25%
Net assets, end of period (000s omitted)	$214,748	$255,565	$244,378	$221,128	$222,949	$277,329

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

22	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCaps”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $12,596,933 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$73,487,246	$0	$0	$73,487,246
Consumer staples	93,455,324	0	0	93,455,324
Energy	65,766,602	0	0	65,766,602
Financials	200,994,931	0	0	200,994,931
Health care	113,394,826	0	0	113,394,826
Industrials	142,051,144	0	0	142,051,144
Information technology	221,085,295	0	0	221,085,295
Telecommunication services	22,038,819	0	0	22,038,819
Utilities	50,363,070	0	0	50,363,070

Short-term investments
Investment companies	28,112,628	0	0	28,112,628
Investments measured at net asset value*				17,817,250
Total assets	$1,010,749,885	$0	$0	$1,028,567,135

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $17,817,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.68% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

24	Wells Fargo Intrinsic Value Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares, 1.36% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2016, Funds Distributor received $3,128 from the sale of Class A shares and $906 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $228,513,719 and $258,381,549, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $1,898 in commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Intrinsic Value Fund	25

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Intrinsic Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Intrinsic Value Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Intrinsic Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Intrinsic Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240797 03-16 SA207/SAR207 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo Large Cap Core Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Large Cap Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Core Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Cap Core Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Large Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio managers

John Campbell, CFA®

Jeff C. Moser, CFA®

Average annual total returns (%) as of January 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since Inception	1 year	5 year	Since Inception	Gross	Net[3]
Class A (EGOAX)	12-17-2007	(10.29)	9.41	4.25	(4.84)	10.71	5.01	1.21	1.14
Class C (EGOCX)	12-17-2007	(6.51)	9.88	4.25	(5.51)	9.88	4.25	1.96	1.89
Class R (EGOHX)	9-30-2015	–	–	–	(5.07)	10.44	4.77	1.46	1.39
Class R6 (EGORX)	9-30-2015	–	–	–	(4.33)	11.23	5.45	0.78	0.68
Administrator Class (WFLLX)	7-16-2010	–	–	–	(4.57)	11.01	5.22	1.13	1.00
Institutional Class (EGOIX)	12-17-2007	–	–	–	(4.36)	11.24	5.46	0.88	0.70
S&P 500 Index[4]	–	–	–	–	(0.67)	10.91	5.96	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Cap Core Fund	5

Ten largest holdings (%) as of January 31, 2016[5]
The Home Depot Incorporated	2.72
Microsoft Corporation	2.57
Delta Air Lines Incorporated	2.36
CVS Health Corporation	2.34
Lowe’s Companies Incorporated	2.33
Northrop Grumman Corporation	2.33
Lear Corporation	2.30
Pinnacle Foods Incorporated	2.26
Foot Locker Incorporated	2.24
AT&T Incorporated	2.23

Sector distribution as of January 31, 2016[6]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect higher expenses applicable to Administrator Class shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Administrator Class shares, adjusted to reflect higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Golden Large Cap Core Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$892.01	$5.42	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.79	1.14%
Class C
Actual	$1,000.00	$888.59	$8.97	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.63	$9.58	1.89%
Class R
Actual	$1,000.00	$890.93	$6.61	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.05	1.39%
Class R6
Actual	$1,000.00	$894.23	$3.24	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%
Administrator Class
Actual	$1,000.00	$893.53	$4.43	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.72	0.93%
Institutional Class
Actual	$1,000.00	$893.92	$3.24	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Large Cap Core Fund	7

Security name	Shares	Value

Common Stocks: 97.54%

Consumer Discretionary: 16.53%

Auto Components: 2.30%
Lear Corporation	186,844	$19,400,013

Automobiles: 3.07%
Ford Motor Company	798,110	9,529,433
General Motors Company	553,420	16,403,369

		25,932,802

Media: 1.98%
Comcast Corporation Class A	300,066	16,716,677

Multiline Retail: 1.88%
Target Corporation	220,007	15,932,907

Specialty Retail: 7.30%
Foot Locker Incorporated	280,669	18,961,998
Lowe’s Companies Incorporated	275,137	19,716,317
The Home Depot Incorporated	182,676	22,973,334

		61,651,649

Consumer Staples: 4.60%

Food & Staples Retailing: 2.34%
CVS Health Corporation	204,653	19,767,433

Food Products: 2.26%
Pinnacle Foods Incorporated	445,832	19,121,734

Energy: 5.01%

Oil, Gas & Consumable Fuels: 5.01%
Exxon Mobil Corporation	146,036	11,368,903
Valero Energy Corporation	267,655	18,165,745
Western Refining Incorporated	387,677	12,754,573

		42,289,221

Financials: 12.15%

Banks: 5.36%
Huntington Bancshares Incorporated	1,532,883	13,152,136
JPMorgan Chase & Company	276,542	16,454,249
SunTrust Banks Incorporated	427,934	15,653,826

		45,260,211

Capital Markets: 1.84%
Goldman Sachs Group Incorporated	96,374	15,570,183

Diversified Financial Services: 1.50%
Voya Financial Incorporated	414,652	12,680,058

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Cap Core Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Insurance: 3.45%
Lincoln National Corporation	383,570	$15,135,672
Prudential Financial Incorporated	199,533	13,983,273

		29,118,945

Health Care: 17.63%

Biotechnology: 3.92%
Amgen Incorporated	110,009	16,801,675
Gilead Sciences Incorporated	196,164	16,281,612

		33,083,287

Health Care Providers & Services: 12.02%
Aetna Incorporated	174,878	17,809,576
AmerisourceBergen Corporation	187,560	16,797,874
AmSurg Corporation †	216,306	15,831,436
Centene Corporation †	287,148	17,820,405
McKesson Corporation	93,989	15,130,349
UnitedHealth Group Incorporated	157,767	18,168,448

		101,558,088

Pharmaceuticals: 1.69%
Merck & Company Incorporated	282,184	14,298,263

Industrials: 11.78%

Aerospace & Defense: 6.39%
Northrop Grumman Corporation	106,214	19,655,963
Orbital ATK Incorporated	207,674	18,738,425
Spirit AeroSystems Holdings Incorporated Class A †	367,240	15,570,976

		53,965,364

Airlines: 4.40%
Delta Air Lines Incorporated	449,607	19,913,094
Southwest Airlines Company	459,116	17,271,944

		37,185,038

Machinery: 0.99%
Trinity Industries Incorporated	389,397	8,340,884

Information Technology: 21.73%

Electronic Equipment, Instruments & Components: 3.66%
CDW Corporation of Delaware	422,052	16,227,899
Jabil Circuit Incorporated	736,264	14,659,016

		30,886,915

Internet Software & Services: 3.51%
Alphabet Incorporated Class C †	22,343	16,599,732
Tessera Technologies Incorporated	454,382	13,095,289

		29,695,021

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Large Cap Core Fund	9

Security name		Shares	Value

IT Services: 2.09%
DST Systems Incorporated		167,554	$17,661,867

Semiconductors & Semiconductor Equipment: 5.67%
Intel Corporation		480,396	14,901,884
Skyworks Solutions Incorporated		213,195	14,693,399
Teradyne Incorporated		941,359	18,290,605

			47,885,888

Software: 4.67%
Electronic Arts Incorporated †		275,272	17,767,431
Microsoft Corporation		393,892	21,699,510

			39,466,941

Technology Hardware, Storage & Peripherals: 2.13%
Apple Incorporated		184,719	17,980,547

Materials: 5.88%

Chemicals: 3.71%
Air Products & Chemicals Incorporated		132,531	16,793,003
The Dow Chemical Company		347,408	14,591,137

			31,384,140

Containers & Packaging: 2.17%
Avery Dennison Corporation		300,774	18,314,129

Telecommunication Services: 2.23%

Diversified Telecommunication Services: 2.23%
AT&T Incorporated		521,984	18,822,743

Total Common Stocks (Cost $828,689,015)			823,970,948

	Yield
Short-Term Investments: 2.10%
Investment Companies: 2.10%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40%	17,764,199	17,764,199

Total Short-Term Investments (Cost $17,764,199)			17,764,199

Total investments in securities (Cost $846,453,214) *	99.64%	841,735,147
Other assets and liabilities, net	0.36	3,059,929

Total net assets	100.00%	$844,795,076

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $846,688,267 and unrealized gains (losses) consists of:

Gross unrealized gains	$50,195,580
Gross unrealized losses	(55,148,700)

Net unrealized losses	$(4,953,120)

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Cap Core Fund	Statement of assets and liabilities—January 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $828,689,015)	$823,970,948
In affiliated securities, at value (cost $17,764,199)	17,764,199

Total investments, at value (cost $846,453,214)	841,735,147
Receivable for Fund shares sold	8,617,989
Receivable for dividends	1,193,879
Prepaid expenses and other assets	88,280

Total assets	851,635,295

Liabilities
Payable for investments purchased	5,057,314
Payable for Fund shares redeemed	1,063,355
Management fee payable	422,404
Distribution fees payable	47,112
Administration fees payable	124,572
Accrued expenses and other liabilities	125,462

Total liabilities	6,840,219

Total net assets	$844,795,076

NET ASSETS CONSIST OF
Paid-in capital	$858,233,785
Undistributed net investment income	748,094
Accumulated net realized losses on investments	(9,468,736)
Net unrealized losses on investments	(4,718,067)

Total net assets	$844,795,076

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$389,638,441
Shares outstanding – Class A1	27,941,318
Net asset value per share – Class A	$13.94
Maximum offering price per share – Class A2	$14.79
Net assets – Class C	$74,275,757
Shares outstanding – Class C1	5,400,471
Net asset value per share – Class C	$13.75
Net assets – Class R	$24,203
Shares outstanding – Class R1	1,729
Net asset value per share – Class R	$14.00
Net assets – Class R6	$1,775,669
Shares outstanding – Class R6[1]	126,743
Net asset value per share – Class R6	$14.01
Net assets – Administrator Class	$107,154,585
Shares outstanding – Administrator Class[1]	7,667,083
Net asset value per share – Administrator Class	$13.98
Net assets – Institutional Class	$271,926,421
Shares outstanding – Institutional Class[1]	19,416,717
Net asset value per share – Institutional Class	$14.00

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2016 (unaudited)	Wells Fargo Large Cap Core Fund	11

Investment income
Dividends (net of foreign withholding taxes of $17,592)	$6,075,999
Income from affiliated securities	14,793
Securities lending income, net	4,008

Total investment income	6,094,800

Expenses
Management fee	2,346,920
Administration fees
Class A	279,331
Class C	66,256
Class R	18	[1]
Class R6	2	[1]
Administrator Class	63,845
Institutional Class	81,030
Investor Class	199,867	[2]
Shareholder servicing fees
Class A	330,184
Class C	78,877
Class R	22	[1]
Administrator Class	122,778
Investor Class	150,680	[2]
Distribution fees
Class C	236,630
Class R	22	[1]
Custody and accounting fees	26,426
Professional fees	23,187
Registration fees	73,383
Shareholder report expenses	32,627
Trustees’ fees and expenses	11,876
Other fees and expenses	5,107

Total expenses	4,129,068
Less: Fee waivers and/or expense reimbursements	(387,157)

Net expenses	3,741,911

Net investment income	2,352,889

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(9,102,291)
Net change in unrealized gains (losses) on investments	(80,778,069)

Net realized and unrealized gains (losses) on investments	(89,880,360)

Net decrease in net assets resulting from operations	$(87,527,471)

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

[2]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Cap Core Fund	Statement of changes in net assets

	Six months ended January 31, 2016 (unaudited)			Year ended July 31, 2015

Operations
Net investment income			$2,352,889		$1,288,942
Net realized gains (losses) on investments			(9,102,291)		23,591,082
Net change in unrealized gains (losses) on investments			(80,778,069)		11,901,160

Net increase (decrease) in net assets resulting from operations			(87,527,471)		36,781,184

Distributions to shareholders from
Net investment income
Class A			(1,280,167)		(183,035)
Class R			(136)[1]		NA
Class R6			(184)[1]		NA
Administrator Class			(617,773)		(122,314)
Institutional Class			(732,443)		(94,797)
Investor Class			0 [2]		(308,152)
Net realized gains
Class A			(3,571,260)		0
Class C			(613,350)		0
Class R			(222)[1]		NA
Class R6			(222)[1]		NA
Administrator Class			(908,858)		0
Institutional Class			(831,664)		0

Total distributions to shareholders			(8,556,279)		(708,298)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	23,714,016		368,097,469	5,820,072	89,378,472
Class C	2,396,940		35,943,847	3,114,897	47,430,665
Class R	1,706	[1]	25,000 [1]	NA	NA
Class R6	126,716	[1]	1,776,408 [1]	NA	NA
Administrator Class	3,650,940		55,207,104	5,744,427	89,108,080
Institutional Class	17,028,551		255,655,076	3,978,349	62,377,535
Investor Class	508,724	[2]	7,701,975 [2]	3,949,960	61,216,814

			724,406,879		349,511,566

Reinvestment of distributions
Class A	311,622		4,725,942	11,869	173,408
Class C	32,452		481,595	0	0
Class R	23	[1]	358 [1]	NA	NA
Class R6	27	[1]	406 [1]	NA	NA
Administrator Class	99,938		1,525,664	8,331	122,042
Institutional Class	63,053		966,052	5,103	74,803
Investor Class	0	[2]	0 [2]	20,620	302,078

			7,700,017		672,331

Payment for shares redeemed
Class A	(2,220,808)		(33,098,437)	(1,561,861)	(24,219,042)
Class C	(429,095)		(6,279,364)	(323,242)	(4,921,172)
Administrator Class	(1,356,106)		(20,417,649)	(958,200)	(14,722,079)
Institutional Class	(1,649,689)		(24,751,156)	(411,020)	(6,506,688)
Investor Class	(18,604,700)[2]		(290,535,166)[2]	(1,941,756)	(29,909,371)

			(375,081,772)		(80,278,352)

Net increase in net assets resulting from capital share transactions			357,025,124		269,905,545

Total increase in net assets			260,941,374		305,978,431

Net assets
Beginning of period			583,853,702		277,875,271

End of period			$844,795,076		$583,853,702

Undistributed net investment income			$748,094		$1,025,908

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

[2]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	13

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.81	$14.30	$12.13	$9.50	$8.75	$7.37
Net investment income	0.05 [1]	0.06	0.06 [1]	0.07	0.06	0.05
Net realized and unrealized gains (losses) on investments	(1.74)	1.50	2.20	2.64	0.74	1.36

Total from investment operations	(1.69)	1.56	2.26	2.71	0.80	1.41
Distributions to shareholders from
Net investment income	(0.05)	(0.05)	(0.09)	(0.08)	(0.05)	(0.03)
Net realized gains	(0.13)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.18)	(0.05)	(0.09)	(0.08)	(0.05)	(0.03)
Net asset value, end of period	$13.94	$15.81	$14.30	$12.13	$9.50	$8.75
Total return[2]	(10.80)%	10.99%	18.58%	28.76%	9.27%	19.16%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.26%	1.29%	1.33%	1.37%	1.30%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	0.71%	0.35%	0.47%	0.75%	0.71%	0.61%
Supplemental data
Portfolio turnover rate	22%	44%	61%	67%	41%	43%
Net assets, end of period (000s omitted)	$389,638	$97,041	$26,685	$15,267	$8,277	$7,495

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.61	$14.17	$12.05	$9.45	$8.71	$7.37
Net investment loss	(0.01)[1]	(0.06)[1]	(0.01)	(0.00)[2]	(0.00)[2]	(0.01)
Net realized and unrealized gains (losses) on investments	(1.72)	1.50	2.15	2.62	0.74	1.35

Total from investment operations	(1.73)	1.44	2.14	2.62	0.74	1.34
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	(0.02)	0.00	0.00
Net realized gains	(0.13)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.13)	0.00	(0.02)	(0.02)	0.00	0.00
Net asset value, end of period	$13.75	$15.61	$14.17	$12.05	$9.45	$8.71
Total return[3]	(11.14)%	10.16%	17.73%	27.82%	8.50%	18.18%
Ratios to average net assets (annualized)
Gross expenses	1.96%	2.01%	2.04%	2.08%	2.12%	2.05%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment loss	(0.08)%	(0.38)%	(0.30)%	(0.01)%	(0.04)%	(0.13)%
Supplemental data
Portfolio turnover rate	22%	44%	61%	67%	41%	43%
Net assets, end of period (000s omitted)	$74,276	$53,076	$8,624	$3,786	$2,041	$1,750

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	15

(For a share outstanding throughout the period)

Period ended January 31, 2016[1] (unaudited)
CLASS R
Net asset value, beginning of period	$14.66
Net investment income	0.02
Net realized and unrealized gains (losses) on investments	(0.47)

Total from investment operations	(0.45)
Distributions to shareholders from
Net investment income	(0.08)
Net realized gains	(0.13)

Total distributions to shareholders	(0.21)
Net asset value, end of period	$14.00
Total return	(3.19)%
Ratios to average net assets (annualized)
Gross expenses	1.46%
Net expenses	1.39%
Net investment income	0.41%
Supplemental data
Portfolio turnover rate	22%
Net assets, end of period (000s omitted)	$24

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout the period)

Period ended January 31, 2016[1] (unaudited)
CLASS R6
Net asset value, beginning of period	$14.66
Net investment income	0.11
Net realized and unrealized gains (losses) on investments	(0.52)

Total from investment operations	(0.41)
Distributions to shareholders from
Net investment income	(0.11)
Net realized gains	(0.13)

Total distributions to shareholders	(0.24)
Net asset value, end of period	$14.01
Total return	(2.95)%
Ratios to average net assets (annualized)
Gross expenses	0.76%
Net expenses	0.68%
Net investment income	1.12%
Supplemental data
Portfolio turnover rate	22%
Net assets, end of period (000s omitted)	$1,776

[1]	For the period from September 30, 2015 (commencement of class operations) to January 31, 2016

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Core Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.87	$14.34	$12.16	$9.52	$8.77	$7.38
Net investment income	0.06	0.10	0.09	0.10	0.09	0.07 [1]
Net realized and unrealized gains (losses) on investments	(1.73)	1.50	2.20	2.64	0.74	1.36

Total from investment operations	(1.67)	1.60	2.29	2.74	0.83	1.43
Distributions to shareholders from
Net investment income	(0.09)	(0.07)	(0.11)	(0.10)	(0.08)	(0.04)
Net realized gains	(0.13)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.22)	(0.07)	(0.11)	(0.10)	(0.08)	(0.04)
Net asset value, end of period	$13.98	$15.87	$14.34	$12.16	$9.52	$8.77
Total return[2]	(10.65)%	11.28%	18.83%	29.12%	9.61%	19.44%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.11%	1.11%	1.14%	1.16%	1.08%
Net expenses	0.93%	0.90%	0.90%	0.89%	0.87%	0.86%
Net investment income	0.87%	0.61%	0.63%	1.00%	0.97%	0.76%
Supplemental data
Portfolio turnover rate	22%	44%	61%	67%	41%	43%
Net assets, end of period (000s omitted)	$107,155	$83,692	$6,849	$1,192	$522	$477

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$15.91	$14.35	$12.16	$9.52	$8.77	$7.38
Net investment income	0.08	0.14 [1]	0.11 [1]	0.13 [1]	0.12	0.10 [1]
Net realized and unrealized gains (losses) on investments	(1.75)	1.50	2.21	2.63	0.73	1.35

Total from investment operations	(1.67)	1.64	2.32	2.76	0.85	1.45
Distributions to shareholders from
Net investment income	(0.11)	(0.08)	(0.13)	(0.12)	(0.10)	(0.06)
Net realized gains	(0.13)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.24)	(0.08)	(0.13)	(0.12)	(0.10)	(0.06)
Net asset value, end of period	$14.00	$15.91	$14.35	$12.16	$9.52	$8.77
Total return[2]	(10.61)%	11.51%	19.21%	29.38%	9.88%	19.65%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.84%	0.85%	0.90%	0.94%	0.86%
Net expenses	0.68%	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment income	1.10%	0.86%	0.83%	1.24%	1.19%	1.32%
Supplemental data
Portfolio turnover rate	22%	44%	61%	67%	41%	43%
Net assets, end of period (000s omitted)	$271,926	$63,235	$5,775	$537	$480	$478

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $309,497 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	21
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$139,634,048	$0	$0	$139,634,048
Consumer staples	38,889,167	0	0	38,889,167
Energy	42,289,221	0	0	42,289,221
Financials	102,629,397	0	0	102,629,397
Health care	148,939,638	0	0	148,939,638
Industrials	99,491,286	0	0	99,491,286
Information technology	183,577,179	0	0	183,577,179
Materials	49,698,269	0	0	49,698,269
Telecommunication services	18,822,743	0	0	18,822,743

Short-term investments
Investment companies	17,764,199	0	0	17,764,199
Total assets	$841,735,147	$0	$0	$841,735,147

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.30% as the average daily net assets of the Fund increase.

22	Wells Fargo Large Cap Core Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class C shares, 1.39% for Class R shares, 0.68% for Class R6 shares, 1.00% for Administrator Class shares and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2015, the Fund’s expenses were capped at 0.90% for Administrator Class shares and 0.66% for Institutional Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2016, Funds Distributor received $53,172 from the sale of Class A shares and $861 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $488,960,907 and $147,149,698, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $1,041 in commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Core Fund	23

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Large Cap Core Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Cap Core Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Large Cap Core Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Large Cap Core Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240798 03-16 SA208/SAR208 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo Large Cap Growth Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Large Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Cap Growth Fund for the six-month period that ended January 31, 2016. Despite generally continuing U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Cap Growth Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Large Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Funds Management Incorporated

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, , CFA®

Average annual total returns (%) as of January 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STAFX)	7-30-2010	(8.03)	8.76	5.88	(2.41)	10.06	6.51	1.15	1.07
Class C (STOFX)	7-30-2010	(4.14)	9.24	5.75	(3.14)	9.24	5.75	1.90	1.82
Class R (STMFX)	6-15-2012	–	–	–	(2.66)	9.80	6.31	1.40	1.32
Class R4 (SLGRX)	11-30-2012	–	–	–	(2.11)	10.43	6.71	0.87	0.80
Class R6 (STFFX)	11-30-2012	–	–	–	(1.95)	10.54	6.76	0.72	0.65
Administrator Class (STDFX)	7-30-2010	–	–	–	(2.30)	10.21	6.59	1.07	0.95
Institutional Class (STNFX)	7-30-2010	–	–	–	(2.00)	10.50	6.74	0.82	0.75
Russell 1000® Growth Index[4]	–	–	–	–	1.32	11.67	7.72	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Cap Growth Fund	5

Ten largest holdings (%) as of January 31, 2016[5]
Facebook Incorporated Class A	4.67
Alphabet Incorporated Class A	3.63
Dollar Tree Incorporated	3.19
Microsoft Corporation	2.83
Alphabet Incorporated Class C	2.80
Amazon.com Incorporated	2.80
Nike Incorporated Class B	2.59
MasterCard Incorporated Class A	2.57
Costco Wholesale Corporation	2.53
Alexion Pharmaceuticals Incorporated	2.49

Sector distribution as of January 31, 2016[6]

[1]	Historical performance shown for Class A, Administator Class, and Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$897.08	$5.10	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.43	1.07%
Class C
Actual	$1,000.00	$893.82	$8.66	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.99	$9.22	1.82%
Class R
Actual	$1,000.00	$895.93	$6.29	1.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.70	1.32%
Class R4
Actual	$1,000.00	$898.39	$3.67	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.91	0.77%
Class R6
Actual	$1,000.00	$899.08	$2.96	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$3.15	0.62%
Administrator Class
Actual	$1,000.00	$897.63	$4.53	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.82	0.95%
Institutional Class
Actual	$1,000.00	$898.94	$3.25	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.46	0.68%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Large Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.15%

Consumer Discretionary: 27.10%

Auto Components: 0.74%
Delphi Automotive plc	159,000	$10,325,460

Hotels, Restaurants & Leisure: 4.32%
Hilton Worldwide Holdings Incorporated	420,000	7,480,200
Marriott International Incorporated Class A «	318,000	19,487,040
Starbucks Corporation	555,000	33,727,350

		60,694,590

Internet & Catalog Retail: 4.00%
Amazon.com Incorporated †	67,000	39,329,000
Netflix Incorporated †	90,800	8,339,072
The Priceline Group Incorporated †	8,000	8,519,760

		56,187,832

Media: 2.18%
Charter Communication Incorporated Class A «†	39,000	6,683,040
The Walt Disney Company	250,000	23,955,000

		30,638,040

Multiline Retail: 3.72%
Dollar Tree Incorporated †	551,000	44,807,320
Nordstrom Incorporated «	153,000	7,512,300

		52,319,620

Specialty Retail: 7.62%
CarMax Incorporated «†	438,000	19,350,840
O’Reilly Automotive Incorporated †	120,000	31,308,000
The Home Depot Incorporated	226,000	28,421,760
Tractor Supply Company	316,000	27,905,960

		106,986,560

Textiles, Apparel & Luxury Goods: 4.52%
Nike Incorporated Class B	587,000	36,399,870
VF Corporation	432,000	27,043,200

		63,443,070

Consumer Staples: 6.27%

Food & Staples Retailing: 4.13%
Costco Wholesale Corporation	235,000	35,513,200
CVS Health Corporation	233,000	22,505,470

		58,018,670

Household Products: 0.62%
Colgate-Palmolive Company	130,000	8,778,900

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Cap Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Personal Products: 1.52%
The Estee Lauder Companies Incorporated Class A	250,000	$21,312,500

Energy: 1.31%

Oil, Gas & Consumable Fuels: 1.31%
Concho Resources Incorporated †	194,000	18,455,220

Financials: 1.24%

Capital Markets: 1.24%
TD Ameritrade Holding Corporation	631,000	17,402,980

Health Care: 16.67%

Biotechnology: 8.71%
Alexion Pharmaceuticals Incorporated †	240,000	35,023,200
Biogen Incorporated †	35,000	9,557,100
BioMarin Pharmaceutical Incorporated †	76,000	5,625,520
Celgene Corporation †	247,000	24,779,040
Gilead Sciences Incorporated	132,000	10,956,000
Incyte Corporation †	55,000	3,880,800
Medivation Incorporated †	128,000	4,185,600
Regeneron Pharmaceuticals Incorporated †	54,000	22,684,860
Vertex Pharmaceuticals Incorporated †	63,000	5,717,250

		122,409,370

Health Care Equipment & Supplies: 1.64%
Medtronic plc	303,148	23,014,996

Health Care Providers & Services: 1.38%
AmerisourceBergen Corporation	216,050	19,349,438

Health Care Technology: 0.90%
Cerner Corporation †	219,000	12,704,190

Life Sciences Tools & Services: 0.79%
Quintiles Transnational Holdings Incorporated †	182,200	11,083,226

Pharmaceuticals: 3.25%
Allergan plc †	36,125	10,275,034
Bristol-Myers Squibb Company	297,000	18,461,520
Perrigo Company plc	117,000	16,915,861

		45,652,415

Industrials: 6.99%

Aerospace & Defense: 1.10%
The Boeing Company	129,000	15,496,770

Airlines: 1.29%
Southwest Airlines Company	482,000	18,132,840

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Large Cap Growth Fund	9

Security name	Shares	Value

Industrial Conglomerates: 2.28%
3M Company	123,000	$18,573,000
Danaher Corporation	154,240	13,364,896

		31,937,896

Road & Rail: 2.32%
Kansas City Southern	124,680	8,837,318
Union Pacific Corporation	330,000	23,760,000

		32,597,318

Information Technology: 35.46%

Communications Equipment: 0.65%
Palo Alto Networks Incorporated †	61,000	9,118,890

Internet Software & Services: 11.10%
Alphabet Incorporated Class A †	67,000	51,010,450
Alphabet Incorporated Class C †	53,000	39,376,350
Facebook Incorporated Class A †	584,000	65,530,640

		155,917,440

IT Services: 8.86%
Accenture plc Class A	164,000	17,308,560
Alliance Data Systems Corporation †	140,000	27,970,600
Cognizant Technology Solutions Corporation Class A †	192,000	12,155,520
MasterCard Incorporated Class A	405,000	36,057,150
Visa Incorporated Class A	416,000	30,987,840

		124,479,670

Semiconductors & Semiconductor Equipment: 4.04%
ARM Holdings plc ADR	135,000	5,815,800
Avago Technologies Limited	89,000	11,900,190
Microchip Technology Incorporated «	507,000	22,718,670
Texas Instruments Incorporated	309,000	16,355,370

		56,790,030

Software: 8.47%
Adobe Systems Incorporated †	208,000	18,539,040
Microsoft Corporation	722,000	39,774,980
Red Hat Incorporated †	92,000	6,444,600
Salesforce.com Incorporated †	333,000	22,663,980
ServiceNow Incorporated †	240,000	14,930,400
Splunk Incorporated †	197,000	9,119,130
Tableau Software Incorporated Class A †	93,000	7,462,319

		118,934,449

Technology Hardware, Storage & Peripherals: 2.34%
Apple Incorporated	338,000	32,900,920

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Cap Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name		Shares	Value

Materials: 3.11%

Chemicals: 3.11%
Ecolab Incorporated		229,000	$24,702,230
Praxair Incorporated		190,000	19,000,000

			43,702,230

Total Common Stocks (Cost $961,179,595)			1,378,785,530

	Yield
Short-Term Investments: 5.28%

Investment Companies: 5.28%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%	60,587,550	60,587,550
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	13,573,720	13,573,720

Total Short-Term Investments (Cost $74,161,270)			74,161,270

Total investments in securities (Cost $1,035,340,865) *	103.43%	1,452,946,800
Other assets and liabilities, net	(3.43)	(48,233,981)

Total net assets	100.00%	$1,404,712,819

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,037,181,274 and unrealized gains (losses) consists of:

Gross unrealized gains	$452,291,268
Gross unrealized losses	(36,525,742)

Net unrealized gains	$415,765,526

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2016 (unaudited)	Wells Fargo Large Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including $59,200,623 of securities loaned), at value (cost $961,179,595)	$1,378,785,530
In affiliated securities, at value (cost $74,161,270)	74,161,270

Total investments, at value (cost $1,035,340,865)	1,452,946,800
Cash	9,535
Receivable for investments sold	24,273,018
Receivable for Fund shares sold	1,904,282
Receivable for dividends	452,740
Receivable for securities lending income	14,300
Prepaid expenses and other assets	68,565

Total assets	1,479,669,240

Liabilities
Payable for investments purchased	12,116,246
Payable for Fund shares redeemed	1,083,404
Payable upon receipt of securities loaned	60,587,550
Management fee payable	702,470
Distribution fees payable	15,080
Administration fees payable	189,951
Accrued expenses and other liabilities	261,720

Total liabilities	74,956,421

Total net assets	$1,404,712,819

NET ASSETS CONSIST OF
Paid-in capital	$984,539,337
Overdistributed net investment income	(633,259)
Accumulated net realized gains on investments	3,200,806
Net unrealized gains on investments	417,605,935

Total net assets	$1,404,712,819

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$571,030,980
Shares outstanding – Class A1	13,569,906
Net asset value per share – Class A	$42.08
Maximum offering price per share – Class A2	$44.65
Net assets – Class C	$19,564,258
Shares outstanding – Class C1	486,057
Net asset value per share – Class C	$40.25
Net assets – Class R	$10,871,095
Shares outstanding – Class R1	261,127
Net asset value per share – Class R	$41.63
Net assets – Class R4	$6,598,471
Share outstanding – Class R4[1]	154,870
Net asset value per share – Class R4	$42.61
Net assets – Class R6	$106,329,296
Shares outstanding – Class R6[1]	2,490,492
Net asset value per share – Class R6	$42.69
Net assets – Administrator Class	$224,993,209
Shares outstanding – Administrator Class[1]	5,318,943
Net asset value per share – Administrator Class	$42.30
Net assets – Institutional Class	$465,325,510
Shares outstanding – Institutional Class[1]	10,910,624
Net asset value per share – Institutional Class	$42.65

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Cap Growth Fund	Statement of operations—six months ended January 31, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $2,320)	$8,520,372
Securities lending income, net	44,357
Income from affiliated securities	14,089

Total investment income	8,578,818

Expenses
Management fee	5,130,577
Administration fees
Class A	433,916
Class C	22,050
Class R	12,342
Class R4	2,792
Class R6	16,901
Administrator Class	157,306
Institutional Class	327,810
Investor Class	334,829 [1]
Shareholder servicing fees
Class A	516,566
Class C	26,250
Class R	14,693
Class R4	3,490
Administrator Class	302,284
Investor Class	261,244 [1]
Distribution fees
Class C	78,749
Class R	14,693
Custody and accounting fees	40,912
Professional fees	21,574
Registration fees	56,569
Shareholder report expenses	56,284
Trustees’ fees and expenses	12,505
Other fees and expenses	15,727

Total expenses	7,860,063
Less: Fee waivers and/or expense reimbursements	(951,667)

Net expenses	6,908,396

Net investment income	1,670,422

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	15,142,110
Net change in unrealized gains (losses) on investments	(179,809,958)

Net realized and unrealized gains (losses) on investments	(164,667,848)

Net decrease in net assets resulting from operations	$(162,997,426)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Large Cap Growth Fund	13

	Six months ended January 31, 2016 (unaudited)		Year ended July 31, 2015

Operations
Net investment income		$1,670,422		$2,126,502
Net realized gains on investments		15,142,110		86,753,919
Net change in unrealized gains (losses) on investments		(179,809,958)		129,352,284

Net increase (decrease) in net assets resulting from operations		(162,997,426)		218,232,705

Distributions to shareholders from
Net investment income
Class A		(8,533)		0
Class R4		(26,255)		0
Class R6		(542,444)		(5,386)
Administrator Class		(399,214)		0
Institutional Class		(2,359,767)		(392,482)
Net realized gains
Class A		(33,357,991)		(9,083,839)
Class C		(1,130,136)		(1,024,179)
Class R		(642,814)		(537,456)
Class R4		(366,120)		(95,079)
Class R6		(5,970,675)		(286,515)
Administrator Class		(12,858,667)		(10,809,644)
Institutional Class		(26,507,074)		(26,749,730)
Investor Class		0 [1]		(21,002,277)

Total distributions to shareholders		(84,169,690)		(69,986,587)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	10,082,076	492,376,748	604,229	28,340,904
Class C	78,445	3,514,099	91,683	4,185,001
Class R	64,713	3,006,710	83,403	3,934,240
Class R4	13,773	646,505	109,342	5,395,990
Class R6	110,366	5,189,801	2,237,120	108,798,050
Administrator Class	469,544	21,997,689	1,113,913	52,906,429
Institutional Class	946,029	43,684,340	1,575,447	75,088,702
Investor Class	88,699 [1]	4,159,678 [1]	770,891	36,000,565

		574,575,570		314,649,881

Reinvestment of distributions
Class A	689,341	31,248,057	162,603	7,413,043
Class C	21,233	921,496	17,563	774,161
Class R	5,901	264,733	4,111	186,032
Class R4	8,508	392,375	2,062	95,079
Class R6	140,783	6,513,119	6,321	291,901
Administrator Class	290,191	13,252,210	235,753	10,802,180
Institutional Class	541,392	25,023,933	511,339	23,607,785
Investor Class	0 [1]	0 [1]	448,656	20,413,846

		77,615,923		63,584,027

Payment for shares redeemed
Class A	(925,268)	(42,597,330)	(1,728,758)	(81,675,715)
Class C	(92,608)	(4,166,574)	(147,803)	(6,761,459)
Class R	(55,599)	(2,560,500)	(114,456)	(5,361,082)
Class R4	(10,841)	(524,399)	(14,494)	(712,377)
Class R6	(99,570)	(4,809,576)	(34,221)	(1,666,642)
Administrator Class	(708,545)	(33,101,953)	(1,474,270)	(70,446,514)
Institutional Class	(1,211,877)	(56,463,582)	(4,464,060)	(215,627,720)
Investor Class	(9,823,525)[1]	(479,180,640)[1]	(1,815,052)	(85,116,561)

		(623,404,554)		(467,368,070)

Net increase (decrease) in net assets resulting from capital share transactions		28,786,939		(89,134,162)

Total increase (decrease) in net assets		(218,380,177)		59,111,956

Net assets
Beginning of period		1,623,092,996		1,563,981,040

End of period		$1,404,712,819		$1,623,092,996

Undistributed (overdistributed) net investment income		$(633,259)		$1,032,532

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$49.55	$45.30	$39.73	$32.92	$31.62	$24.54
Net investment income (loss)	(0.01)[1]	(0.01)[1]	(0.06)	0.04	(0.12)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	(4.91)	6.33	7.01	6.81	1.42	7.18

Total from investment operations	(4.92)	6.32	6.95	6.85	1.30	7.08
Distributions to shareholders from
Net investment income	(0.00)[2]	0.00	0.00	(0.04)	0.00	0.00
Net realized gains	(2.55)	(2.07)	(1.38)	0.00	0.00	0.00

Total distributions to shareholders	(2.55)	(2.07)	(1.38)	(0.04)	0.00	0.00
Net asset value, end of period	$42.08	$49.55	$45.30	$39.73	$32.92	$31.62
Total return[3]	(10.29)%	14.35%	17.69%	20.84%	4.08%	28.89%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.20%	1.22%	1.23%	1.24%	1.25%
Net expenses	1.07%	1.07%	1.07%	1.07%	1.10%	1.12%
Net investment income (loss)	(0.06)%	(0.02)%	(0.17)%	0.09%	(0.37)%	(0.33)%
Supplemental data
Portfolio turnover rate	14%	26%	35%	57%	46%	47%
Net assets, end of period (000s omitted)	$571,031	$184,504	$212,273	$131,616	$75,149	$2,368

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$47.68	$43.99	$38.90	$32.43	$31.38	$24.54
Net investment loss	(0.13)	(0.42)	(0.33)	(0.20)	(0.37)[1]	(0.32)[1]
Net realized and unrealized gains (losses) on investments	(4.75)	6.18	6.80	6.67	1.42	7.16

Total from investment operations	(4.88)	5.76	6.47	6.47	1.05	6.84
Distributions to shareholders from
Net realized gains	(2.55)	(2.07)	(1.38)	0.00	0.00	0.00
Net asset value, end of period	$40.25	$47.68	$43.99	$38.90	$32.43	$31.38
Total return[2]	(10.62)%	13.47%	16.81%	19.95%	3.31%	27.91%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.95%	1.97%	1.98%	1.99%	2.00%
Net expenses	1.82%	1.82%	1.82%	1.82%	1.84%	1.87%
Net investment loss	(0.69)%	(0.77)%	(0.89)%	(0.65)%	(1.16)%	(1.04)%
Supplemental data
Portfolio turnover rate	14%	26%	35%	57%	46%	47%
Net assets, end of period (000s omitted)	$19,564	$22,839	$22,767	$17,748	$11,829	$272

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R		2015	2014	2013	2012[1]
Net asset value, beginning of period	$49.11	$45.03	$39.59	$32.86	$32.91
Net investment loss	(0.02)	(0.16)	(0.15)	(0.06)[2]	(0.05)[2]
Net realized and unrealized gains (losses) on investments	(4.91)	6.31	6.97	6.80	0.00 [3]

Total from investment operations	(4.93)	6.15	6.82	6.74	(0.05)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	0.00
Net realized gains	(2.55)	(2.07)	(1.38)	0.00	0.00

Total distributions to shareholders	(2.55)	(2.07)	(1.38)	(0.01)	0.00
Net asset value, end of period	$41.63	$49.11	$45.03	$39.59	$32.86
Total return[4]	(10.41)%	14.05%	17.42%	20.53%	(0.15)%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.45%	1.47%	1.47%	1.47%
Net expenses	1.32%	1.32%	1.32%	1.32%	1.32%
Net investment loss	(0.19)%	(0.28)%	(0.41)%	(0.16)%	(0.95)%
Supplemental data
Portfolio turnover rate	14%	26%	35%	57%	46%
Net assets, end of period (000s omitted)	$10,871	$12,086	$12,295	$8,149	$5,065

[1]	For the period from June 15, 2012 (commencement of class operations) to July 31, 2012

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R4		2015	2014	2013[1]
Net asset value, beginning of period	$50.23	$45.76	$40.05	$34.26
Net investment income	0.08	0.07	0.08	0.09
Net realized and unrealized gains (losses) on investments	(4.98)	6.47	7.11	5.81

Total from investment operations	(4.90)	6.54	7.19	5.90
Distributions to shareholders from
Net investment income	(0.17)	0.00	(0.10)	(0.11)
Net realized gains	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(2.72)	(2.07)	(1.48)	(0.11)
Net asset value, end of period	$42.61	$50.23	$45.76	$40.05
Total return[2]	(10.16)%	14.69%	18.07%	17.37%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.87%	0.89%	0.87%
Net expenses	0.77%	0.75%	0.75%	0.75%
Net investment income	0.36%	0.17%	0.17%	0.39%
Supplemental data
Portfolio turnover rate	14%	26%	35%	57%
Net assets, end of period (000s omitted)	$6,598	$7,205	$2,129	$12

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$50.34	$45.82	$40.11	$34.26
Net investment income	0.12	0.07 [2]	0.12	0.15
Net realized and unrealized gains (losses) on investments	(5.00)	6.56	7.11	5.82

Total from investment operations	(4.88)	6.63	7.23	5.97
Distributions to shareholders from
Net investment income	(0.22)	(0.04)	(0.14)	(0.12)
Net realized gains	(2.55)	(2.07)	(1.38)	0.00

Total distributions to shareholders	(2.77)	(2.11)	(1.52)	(0.12)
Net asset value, end of period	$42.69	$50.34	$45.82	$40.11
Total return[3]	(10.09)%	14.88%	18.25%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.74%	0.75%
Net expenses	0.62%	0.60%	0.60%	0.60%
Net investment income	0.51%	0.13%	0.29%	0.26%
Supplemental data
Portfolio turnover rate	14%	26%	35%	57%
Net assets, end of period (000s omitted)	$106,329	$117,741	$5,942	$2,278

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$49.84	$45.50	$39.86	$33.02	$31.67	$24.54
Net investment income (loss)	0.04	0.05	(0.01)	0.09 [1]	(0.06)[1]	(0.06)[1]
Net realized and unrealized gains (losses) on investments	(4.95)	6.36	7.04	6.83	1.41	7.19

Total from investment operations	(4.91)	6.41	7.03	6.92	1.35	7.13
Distributions to shareholders from
Net investment income	(0.08)	0.00	(0.01)	(0.08)	0.00	0.00
Net realized gains	(2.55)	(2.07)	(1.38)	0.00	0.00	0.00

Total distributions to shareholders	(2.63)	(2.07)	(1.39)	(0.08)	0.00	0.00
Net asset value, end of period	$42.30	$49.84	$45.50	$39.86	$33.02	$31.67
Total return[2]	(10.24)%	14.48%	17.84%	21.00%	4.26%	29.05%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.05%	1.06%	1.07%	1.08%	1.07%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.94%
Net investment income (loss)	0.18%	0.10%	(0.02)%	0.24%	(0.17)%	(0.19)%
Supplemental data
Portfolio turnover rate	14%	26%	35%	57%	46%	47%
Net assets, end of period (000s omitted)	$224,993	$262,535	$245,364	$208,053	$75,099	$1,379

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Large Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$50.30	$45.80	$40.11	$33.16	$31.73	$24.54
Net investment income (loss)	0.10	0.19 [1]	0.11	0.20	(0.08)[1]	(0.00)[2]
Net realized and unrealized gains (losses) on investments	(4.98)	6.41	7.09	6.86	1.51	7.19

Total from investment operations	(4.88)	6.60	7.20	7.06	1.43	7.19
Distributions to shareholders from
Net investment income	(0.22)	(0.03)	(0.13)	(0.11)	0.00	0.00
Net realized gains	(2.55)	(2.07)	(1.38)	0.00	0.00	0.00

Total distributions to shareholders	(2.77)	(2.10)	(1.51)	(0.11)	0.00	0.00
Net asset value, end of period	$42.65	$50.30	$45.80	$40.11	$33.16	$31.73
Total return[3]	(10.11)%	14.82%	18.16%	21.34%	4.47%	29.34%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.78%	0.79%	0.79%	0.80%	0.81%
Net expenses	0.68%	0.65%	0.65%	0.69%	0.75%	0.75%
Net investment income (loss)	0.44%	0.40%	0.28%	0.53%	(0.25)%	(0.01)%
Supplemental data
Portfolio turnover rate	14%	26%	35%	57%	46%	47%
Net assets, end of period (000s omitted)	$465,326	$534,975	$596,006	$508,853	$601,684	$846

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

22	Wells Fargo Large Cap Growth Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$380,595,172	$0	$0	$380,595,172
Consumer staples	88,110,070	0	0	88,110,070
Energy	18,455,220	0	0	18,455,220
Financials	17,402,980	0	0	17,402,980
Health care	234,213,635	0	0	234,213,635
Industrials	98,164,824	0	0	98,164,824
Information technology	498,141,399	0	0	498,141,399
Materials	43,702,230	0	0	43,702,230

Short-term investments
Investment companies	13,573,720	0	0	13,573,720
Investments measured at net asset value*				60,587,550
Total assets	$1,392,359,250	$0	$0	$1,452,946,800

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $60,587,550 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

24	Wells Fargo Large Cap Growth Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.07% for Class A shares, 1.82% for Class C shares, 1.32% for Class R shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 0.95% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2015, the Fund’s expenses were capped at 0.75% for Class R4 shares, 0.60% for Class R6 shares, and 0.65% for Institutional Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2016, Funds Distributor received $10,109 from the sale of Class A shares and $51 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, where by Class A, Class C, Class R, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $217,618,089 and $285,933,421, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $2,597 in commitment fees.

Notes to financial statements (unaudited)	Wells Fargo Large Cap Growth Fund	25

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these

26	Wells Fargo Large Cap Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Cap Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Large Cap Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Large Cap Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240799 03-16 SA209/SAR209 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo Large Company Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Large Company Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Large Company Value Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Large Company Value Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Large Company Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Phocas Financial Corporation

Portfolio managers

Stephen L. Block, CFA®

William F.K. Schaff, CFA®

Average annual total returns (%) as of January 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WLCAX)	3-31-2008	(12.40)	5.73	3.74	(7.08)	6.98	4.35	1.23	1.10
Class C (WFLVX)	3-31-2008	(8.79)	6.20	3.62	(7.79)	6.20	3.62	1.98	1.85
Administrator Class (WWIDX)	12-31-2001	–	–	–	(6.84)	7.26	4.67	1.15	0.98
Institutional Class (WLCIX)	3-31-2008	–	–	–	(6.65)	7.49	4.84	0.90	0.75
Russell 1000® Value Index[4]	–	–	–	–	(5.00)	9.61	5.19	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Large Company Value Fund	5

Ten largest holdings (%) as of January 31, 2016[5]
Exxon Mobil Corporation	3.08
CVS Health Corporation	2.93
JPMorgan Chase & Company	2.63
First Republic Bank	2.47
American International Group Incorporated	2.24
Alexandria Real Estate Equities Incorporated	2.05
Ameriprise Financial Incorporated	2.05
MetLife Incorporated	1.98
Pfizer Incorporated	1.82
Baxalta Incorporated	1.82

Sector distribution as of January 31, 2016[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which the expenses of Class A shares would have been higher than those of the former Investor Class shares). If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to March 21, 2008 does not reflect the Fund’s current investment objective and strategies.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Large Company Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$879.34	$5.20	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58	1.10%
Class C
Actual	$1,000.00	$876.58	$8.73	1.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.37	1.85%
Administrator Class
Actual	$1,000.00	$880.91	$4.21	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.52	0.89%
Institutional Class
Actual	$1,000.00	$881.78	$3.41	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.66	0.72%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Large Company Value Fund	7

Security name	Shares	Value

Common Stocks: 97.16%

Consumer Discretionary: 7.61%

Hotels, Restaurants & Leisure: 1.33%
Norwegian Cruise Line Holdings Limited †	70,500	$3,198,585

Household Durables: 2.43%
Harman International Industries Incorporated	38,756	2,883,059
Jarden Corporation †	55,832	2,961,888

		5,844,947

Leisure Products: 1.19%
Mattel Incorporated	103,926	2,867,318

Media: 1.25%
Scripps Networks Interactive Incorporated Class A	49,084	2,992,651

Multiline Retail: 0.64%
JCPenny Company Incorporated «†	213,347	1,548,899

Textiles, Apparel & Luxury Goods: 0.77%
Skechers U.S.A. Incorporated Class A †	65,554	1,847,967

Consumer Staples: 6.52%

Food & Staples Retailing: 2.93%
CVS Health Corporation	72,890	7,040,445

Food Products: 1.04%
TreeHouse Foods Incorporated †	31,582	2,506,348

Household Products: 1.38%
The Procter & Gamble Company	40,705	3,325,191

Personal Products: 1.17%
Herbalife Limited «†	60,728	2,806,241

Energy: 11.02%

Energy Equipment & Services: 1.29%
Baker Hughes Incorporated	53,361	2,321,737
Noble Corporation plc «	101,315	789,244

		3,110,981

Oil, Gas & Consumable Fuels: 9.73%
Chevron Corporation	29,364	2,539,105
ConocoPhillips	63,485	2,480,994
Exxon Mobil Corporation	95,233	7,413,889
Kinder Morgan Incorporated	223,575	3,677,809
Noble Energy Incorporated	97,170	3,145,393
Valero Energy Corporation	61,297	4,160,227

		23,417,417

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Financials: 28.18%

Banks: 10.45%
Bank of America Corporation	212,335	$3,002,417
BOK Financial Corporation «	65,518	3,276,555
Citigroup Incorporated	68,778	2,928,567
First Republic Bank	87,533	5,952,244
JPMorgan Chase & Company	106,221	6,320,150
KeyCorp	104,886	1,170,528
SunTrust Banks Incorporated	68,378	2,501,267

		25,151,728

Capital Markets: 4.47%
Affiliated Managers Group Incorporated †	17,260	2,316,119
Ameriprise Financial Incorporated	54,517	4,941,966
Goldman Sachs Group Incorporated	21,572	3,485,172

		10,743,257

Insurance: 7.40%
American International Group Incorporated	95,534	5,395,760
Arthur J. Gallagher & Company	70,263	2,644,699
Chubb Ltd	23,574	2,665,512
Endurance Specialty Holdings Limited	37,787	2,340,149
MetLife Incorporated	106,674	4,762,994

		17,809,114

REITs: 5.86%
Alexandria Real Estate Equities Incorporated	62,432	4,943,366
Equity Residential	55,215	4,256,524
Prologis Incorporated	60,344	2,381,778
VEREIT Incorporated	326,891	2,520,330

		14,101,998

Health Care: 13.05%

Biotechnology: 2.49%
Baxalta Incorporated	109,201	4,369,132
Gilead Sciences Incorporated	19,446	1,614,018

		5,983,150

Health Care Equipment & Supplies: 1.07%
Medtronic plc	34,022	2,582,950

Health Care Providers & Services: 1.91%
Cigna Corporation	18,492	2,470,531
HCA Holdings Incorporated †	30,459	2,119,337

		4,589,868

Pharmaceuticals: 7.58%
AbbVie Incorporated	34,760	1,908,324
Allergan plc †	14,596	4,151,540

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Large Company Value Fund	9

Security name	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	25,401	$2,652,880
Mallinckrodt plc †	40,772	2,368,445
Merck & Company Incorporated	55,066	2,790,194
Pfizer Incorporated	143,456	4,373,973

		18,245,356

Industrials: 10.06%

Aerospace & Defense: 3.01%
Curtiss-Wright Corporation	38,746	2,673,474
Raytheon Company	19,019	2,438,997
The Boeing Company	17,843	2,143,480

		7,255,951

Airlines: 0.42%
United Continental Holdings Incorporated †	20,796	1,004,031

Commercial Services & Supplies: 0.92%
Progressive Waste Solutions Limited	78,316	2,206,162

Electrical Equipment: 0.83%
Eaton Corporation plc	39,467	1,993,478

Industrial Conglomerates: 1.74%
General Electric Company	143,632	4,179,691

Machinery: 1.51%
Stanley Black & Decker Incorporated	38,597	3,641,241

Professional Services: 0.70%
CEB Incorporated	28,586	1,686,002

Road & Rail: 0.93%
Norfolk Southern Corporation	31,798	2,241,759

Information Technology: 10.83%

Electronic Equipment, Instruments & Components: 2.56%
Synnex Corporation	46,519	3,905,270
TE Connectivity Limited	39,505	2,258,106

		6,163,376

Internet Software & Services: 1.54%
Alphabet Incorporated Class C †	5,002	3,716,236

Semiconductors & Semiconductor Equipment: 3.82%
Intel Corporation	102,757	3,187,522
NXP Semiconductors NV †	48,432	3,621,745
Skyworks Solutions Incorporated	34,892	2,375,098

		9,184,365

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Large Company Value Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name		Shares	Value

Software: 0.52%
Citrix Systems Incorporated †		17,761	$1,251,440

Technology Hardware, Storage & Peripherals: 2.39%
Apple Incorporated		23,452	2,282,818
NCR Corporation †		162,816	3,474,493

			5,757,311

Materials: 3.07%

Chemicals: 1.64%
Cabot Corporation		39,683	1,600,812
FMC Corporation		65,488	2,339,231

			3,940,043

Containers & Packaging: 1.43%
Crown Holdings Incorporated †		56,933	2,612,086
WestRock Company		23,710	836,489

			3,448,575

Telecommunication Services: 2.35%

Diversified Telecommunication Services: 2.35%
AT&T Incorporated		75,353	2,717,229
Verizon Communications Incorporated		58,767	2,936,591

			5,653,820

Utilities: 4.47%

Electric Utilities: 3.33%
Duke Energy Corporation		50,505	3,803,027
The Southern Company		85,997	4,206,973

			8,010,000

Gas Utilities: 1.14%
Atmos Energy Corporation		39,541	2,737,028

Total Common Stocks (Cost $209,745,358)			233,784,920

	Yield
Short-Term Investments: 4.09%

Investment Companies: 4.09%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%	8,210,173	8,210,173
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	1,627,785	1,627,785

Total Short-Term Investments (Cost $9,837,958)			9,837,958

Total investments in securities (Cost $219,583,316) *	101.25%	243,622,878
Other assets and liabilities, net	(1.25)	(2,998,106)

Total net assets	100.00%	$240,624,772

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Large Company Value Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $223,622,652 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,398,850
Gross unrealized losses	(18,398,624)

Net unrealized gains	$20,000,226

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Large Company Value Fund	Statement of assets and liabilities—January 31, 2016 (unaudited)

Assets
Investments
In unaffiliated securities (including $8,001,830 of securities loaned), at value (cost $209,745,358)	$233,784,920
In affiliated securities, at value (cost $9,837,958)	9,837,958

Total investments, at value (cost $219,583,316)	243,622,878
Cash	685
Receivable for investments sold	8,642,906
Receivable for Fund shares sold	20,011
Receivable for dividends	297,634
Receivable for securities lending income	8,257
Prepaid expenses and other assets	43,272

Total assets	252,635,643

Liabilities
Payable for investments purchased	3,306,681
Payable for Fund shares redeemed	247,401
Payable upon receipt of securities loaned	8,210,173
Management fee payable	112,737
Distribution fee payable	2,339
Administration fees payable	41,063
Accrued expenses and other liabilities	90,477

Total liabilities	12,010,871

Total net assets	$240,624,772

NET ASSETS CONSIST OF
Paid-in capital	$229,190,750
Undistributed net investment income	95,455
Accumulated net realized losses on investments	(12,700,995)
Net unrealized gains on investments	24,039,562

Total net assets	$240,624,772

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$205,640,688
Shares outstanding – Class A1	15,784,679
Net asset value per share – Class A	$13.03
Maximum offering price per share – Class A2	$13.82
Net assets – Class C	$3,569,541
Shares outstanding – Class C1	268,137
Net asset value per share – Class C	$13.31
Net assets – Administrator Class	$23,133,680
Shares outstanding – Administrator Class[1]	1,764,663
Net asset value per share – Administrator Class	$13.11
Net assets – Institutional Class	$8,280,863
Shares outstanding – Institutional Class[1]	632,242
Net asset value per share – Institutional Class	$13.10

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended January 31, 2016 (unaudited)	Wells Fargo Large Company Value Fund	13

Investment income
Dividends (net of foreign withholding taxes of $2,998)	$2,747,597
Securities lending income, net	51,488
Income from affiliated securities	5,925

Total investment income	2,805,010

Expenses
Management fee	908,249
Administration fees
Class A	172,341
Class C	4,132
Administrator Class	17,468
Institutional Class	2,250
Investor Class	97,752 [1]
Shareholder servicing fees
Class A	204,622
Class C	4,919
Administrator Class	33,592
Investor Class	76,122 [1]
Distribution fee
Class C	14,758
Custody and accounting fees	10,881
Professional fees	20,149
Registration fees	32,782
Shareholder report expenses	24,586
Trustees’ fees and expenses	12,037
Other fees and expenses	5,751

Total expenses	1,642,391
Less: Fee waivers and/or expense reimbursements	(216,735)

Net expenses	1,425,656

Net investment income	1,379,354

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(5,065,164)
Net change in unrealized gains (losses) on investments	(29,906,439)

Net realized and unrealized gains (losses) on investments	(34,971,603)

Net decrease in net assets resulting from operations	$(33,592,249)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Large Company Value Fund	Statement of changes in net assets

	Six months ended January 31, 2016 (unaudited)		Year ended July 31, 2015

Operations
Net investment income		$1,379,354		$2,249,903
Net realized gains (losses) on investments		(5,065,164)		31,510,363
Net change in unrealized gains (losses) on investments		(29,906,439)		(16,922,395)

Net increase (decrease) in net assets resulting from operations		(33,592,249)		16,837,871

Distributions to shareholders from
Net investment income
Class A		(910,440)		(879,902)
Class C		(2,861)		(2,940)
Administrator Class		(181,824)		(376,690)
Institutional Class		(41,773)		(21,092)
Investor Class		(248,226)[1]		(1,017,744)
Net realized gains
Class A		(16,632,476)		(9,704,404)
Class C		(275,850)		(389,854)
Administrator Class		(1,889,643)		(3,048,826)
Institutional Class		(642,971)		(160,301)
Investor Class		0 [1]		(12,477,097)

Total distributions to shareholders		(20,826,064)		(28,078,850)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	8,785,895	136,490,514	123,205	2,013,071
Class C	22,765	335,852	38,787	642,242
Administrator Class	53,190	785,882	119,049	1,984,735
Institutional Class	522,234	7,965,902	70,995	1,223,711
Investor Class	32,361 [1]	501,185 [1]	320,863	5,443,693

		146,079,335		11,307,452

Reinvestment of distributions
Class A	1,226,102	17,042,852	651,156	10,256,986
Class C	17,519	248,292	21,352	341,919
Administrator Class	133,451	1,871,174	197,644	3,137,103
Institutional Class	45,488	636,244	6,036	95,717
Investor Class	15,819 [1]	239,184 [1]	800,321	12,965,138

		20,037,746		26,796,863

Payment for shares redeemed
Class A	(716,112)	(10,457,722)	(1,205,076)	(20,028,888)
Class C	(45,620)	(692,449)	(58,702)	(985,449)
Administrator Class	(284,829)	(4,267,479)	(580,514)	(9,574,977)
Institutional Class	(27,173)	(400,503)	(36,394)	(597,478)
Investor Class	(8,624,994)[1]	(137,935,922)[1]	(1,044,020)	(17,642,122)

		(153,754,075)		(48,828,914)

Net increase (decrease) in net assets resulting from capital share transactions		12,363,006		(10,724,599)

Total decrease in net assets		(42,055,307)		(21,965,578)

Net assets
Beginning of period		282,680,079		304,645,657

End of period		$240,624,772		$282,680,079

Undistributed net investment income		$95,455		$101,225

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.10	$16.82	$16.39	$12.96	$12.61	$11.04
Net investment income	0.07 [1]	0.13 [1]	0.10	0.14	0.17	0.12
Net realized and unrealized gains (losses) on investments	(1.94)	0.78	2.04	3.48	0.35	1.51

Total from investment operations	(1.87)	0.91	2.14	3.62	0.52	1.63
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.09)	(0.19)	(0.17)	(0.06)
Net realized gains	(1.12)	(1.50)	(1.62)	0.00	0.00	0.00

Total distributions to shareholders	(1.20)	(1.63)	(1.71)	(0.19)	(0.17)	(0.06)
Net asset value, end of period	$13.03	$16.10	$16.82	$16.39	$12.96	$12.61
Total return[2]	(12.07)%	5.72%	13.68%	28.16%	4.21%	14.77%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.27%	1.28%	1.28%	1.27%	1.32%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%	1.25%
Net investment income	1.02%	0.76%	0.61%	1.00%	1.29%	0.74%
Supplemental data
Portfolio turnover rate	33%	71%	59%	78%	37%	35%
Net assets, end of period (000s omitted)	$205,641	$104,453	$116,398	$115,895	$103,195	$642

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.41	$17.12	$16.70	$13.21	$12.81	$11.26
Net investment income (loss)	0.02	0.00 [1]	(0.02)	0.04	0.09	0.01
Net realized and unrealized gains (losses) on investments	(1.99)	0.80	2.07	3.54	0.36	1.55

Total from investment operations	(1.97)	0.80	2.05	3.58	0.45	1.56
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.09)	(0.05)	(0.01)
Net realized gains	(1.12)	(1.50)	(1.62)	0.00	0.00	0.00

Total distributions to shareholders	(1.13)	(1.51)	(1.63)	(0.09)	(0.05)	(0.01)
Net asset value, end of period	$13.31	$16.41	$17.12	$16.70	$13.21	$12.81
Total return[2]	(12.34)%	4.92%	12.83%	27.17%	3.49%	13.85%
Ratios to average net assets (annualized)
Gross expenses	1.99%	2.02%	2.03%	2.03%	2.02%	2.08%
Net expenses	1.85%	1.85%	1.85%	1.85%	1.85%	2.00%
Net investment income (loss)	0.32%	0.01%	(0.14)%	0.25%	0.54%	0.04%
Supplemental data
Portfolio turnover rate	33%	71%	59%	78%	37%	35%
Net assets, end of period (000s omitted)	$3,570	$4,488	$4,659	$4,543	$4,022	$513

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Large Company Value Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.20	$16.93	$16.47	$13.02	$12.68	$11.08
Net investment income	0.10	0.17	0.15	0.21	0.19 [1]	0.11
Net realized and unrealized gains (losses) on investments	(1.97)	0.78	2.05	3.46	0.36	1.56

Total from investment operations	(1.87)	0.95	2.20	3.67	0.55	1.67
Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.12)	(0.22)	(0.21)	(0.07)
Net realized gains	(1.12)	(1.50)	(1.62)	0.00	0.00	0.00

Total distributions to shareholders	(1.22)	(1.68)	(1.74)	(0.22)	(0.21)	(0.07)
Net asset value, end of period	$13.11	$16.20	$16.93	$16.47	$13.02	$12.68
Total return[2]	(11.91)%	5.95%	13.94%	28.52%	4.47%	15.12%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.12%	1.12%	1.10%	1.11%	1.17%
Net expenses	0.89%	0.85%	0.85%	0.85%	0.85%	0.96%
Net investment income	1.29%	1.01%	0.86%	1.28%	1.54%	1.93%
Supplemental data
Portfolio turnover rate	33%	71%	59%	78%	37%	35%
Net assets, end of period (000s omitted)	$23,134	$30,177	$36,002	$38,798	$176,623	$667

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Large Company Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.17	$16.91	$16.44	$13.00	$12.68	$11.08
Net investment income	0.08 [1]	0.20 [1]	0.18 [1]	0.26 [1]	0.22	0.14
Net realized and unrealized gains (losses) on investments	(1.92)	0.78	2.05	3.45	0.35	1.54

Total from investment operations	(1.84)	0.98	2.23	3.71	0.57	1.68
Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.14)	(0.27)	(0.25)	(0.08)
Net realized gains	(1.12)	(1.50)	(1.62)	0.00	0.00	0.00

Total distributions to shareholders	(1.23)	(1.72)	(1.76)	(0.27)	(0.25)	(0.08)
Net asset value, end of period	$13.10	$16.17	$16.91	$16.44	$13.00	$12.68
Total return[2]	(11.82)%	6.14%	14.16%	28.93%	4.67%	15.36%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.85%	0.85%	0.84%	0.85%	0.89%
Net expenses	0.72%	0.65%	0.65%	0.65%	0.66%	0.75%
Net investment income	1.17%	1.23%	1.10%	1.83%	1.80%	1.12%
Supplemental data
Portfolio turnover rate	33%	71%	59%	78%	37%	35%
Net assets, end of period (000s omitted)	$8,281	$1,483	$863	$3,299	$15,924	$14,401

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Large Company Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

20	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $4,679,794 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$18,300,367	$0	$0	$18,300,367
Consumer staples	15,678,225	0	0	15,678,225
Energy	26,528,398	0	0	26,528,398
Financials	67,806,097	0	0	67,806,097
Health care	31,401,324	0	0	31,401,324
Industrials	24,208,315	0	0	24,208,315
Information technology	26,072,728	0	0	26,072,728
Materials	7,388,618	0	0	7,388,618
Telecommunication services	5,653,820	0	0	5,653,820
Utilities	10,747,028	0	0	10,747,028

Short-term investments
Investment companies	1,627,785	0	0	1,627,785
Investments measured at net asset value*				8,210,173
Total assets	$235,412,705	$0	$0	$243,622,878

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $8,210,173 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2 or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Phocas Financial Corporation is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.29% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13
Investor Class	0.32

22	Wells Fargo Large Company Value Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.10% for Class A shares, 1.85% for Class C shares, 0.98% for Class Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to October 23, 2015, the Fund’s expenses were capped at 0.85% for Administrator Class shares and 0.65% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, (“Funds Distributor”) the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended January 31, 2016, Funds Distributor received $800 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $84,203,826 and $90,870,304, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $446 in commitment fees.

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Large Company Value Fund	23

9. SUBSEQUENT DISTRIBUTION

On March 24, 2016, the Fund declared distributions from net investment income to shareholders of record on March 23, 2016. The per share amounts payable on March 28, 2016 were as follows:

Net investment income
Class A	$0.05202
Class C	0.03189
Administrator Class	0.05012
Institutional Class	0.06091

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

24	Wells Fargo Large Company Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Large Company Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Large Company Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Large Company Value Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240800 03-16 SA210/SAR210 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo Omega Growth Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Omega Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Omega Growth Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Omega Growth Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Omega Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA®

Michael T. Smith, CFA®

Average annual total returns (%) as of January 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKOAX)	4-29-1968	(10.67)	6.83	6.86	(5.22)	8.10	7.49	1.27	1.27
Class B (EKOBX)*	8-2-1993	(10.08)	7.03	6.93	(5.91)	7.30	6.93	2.02	2.02
Class C (EKOCX)	8-2-1993	(6.92)	7.30	6.69	(5.92)	7.30	6.69	2.02	2.02
Class R (EKORX)	10-10-2003	–	–	–	(5.42)	7.84	7.23	1.52	1.52
Administrator Class (EOMYX)	1-13-1997	–	–	–	(4.99)	8.37	7.76	1.19	1.10
Institutional Class (EKONX)	7-30-2010	–	–	–	(4.75)	8.64	7.91	0.94	0.85
Russell 3000® Growth Index[4]	–	–	–	–	0.41	11.41	7.56	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Omega Growth Fund	5

Ten largest holdings (%) as of January 31, 2016[5]
Facebook Incorporated Class A	4.49
Apple Incorporated	3.87
Amazon.com Incorporated	3.81
The Home Depot Incorporated	3.60
Visa Incorporated Class A	3.40
ServiceMaster Global Holdings Incorporated	3.26
Alphabet Incorporated Class A	3.15
Bristol-Myers Squibb Company	2.69
Alphabet Incorporated Class C	2.66
UnitedHealth Group Incorporated	2.64

Sector distribution as of January 31, 2016[6]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Omega Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.55% for Class R, 1.10% for Administrator Class, and 0.85% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Omega Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$870.88	$6.02	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.50	1.28%
Class B
Actual	$1,000.00	$867.78	$9.53	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$10.28	2.03%
Class C
Actual	$1,000.00	$867.92	$9.53	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$10.28	2.03%
Class R
Actual	$1,000.00	$869.96	$7.19	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.76	1.53%
Administrator Class
Actual	$1,000.00	$871.96	$4.99	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.81	$5.38	1.06%
Institutional Class
Actual	$1,000.00	$873.02	$3.81	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.12	0.81%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Omega Growth Fund	7

Security name	Shares	Value

Common Stocks: 98.59%

Consumer Discretionary: 19.00%

Auto Components: 1.26%
Delphi Automotive plc	148,100	$9,617,614

Diversified Consumer Services: 3.26%
ServiceMaster Global Holdings Incorporated †	592,312	25,001,490

Hotels, Restaurants & Leisure: 4.13%
Dave & Buster’s Entertainment Incorporated †	146,668	5,319,648
Starbucks Corporation	234,600	14,256,642
Vail Resorts Incorporated	96,402	12,050,250

		31,626,540

Internet & Catalog Retail: 4.73%
Amazon.com Incorporated †	49,700	29,173,900
Ctrip.com International Limited ADR †	88,300	3,768,644
Netflix Incorporated †	36,000	3,306,240

		36,248,784

Media: 0.97%
Cinemark Holdings Incorporated	251,995	7,431,333

Specialty Retail: 3.59%
The Home Depot Incorporated	219,000	27,541,440

Textiles, Apparel & Luxury Goods: 1.06%
Nike Incorporated Class B	130,600	8,098,506

Consumer Staples: 4.80%

Beverages: 3.72%
Constellation Brands Incorporated Class A	100,100	15,263,248
Dr Pepper Snapple Group Incorporated	141,200	13,250,208

		28,513,456

Food & Staples Retailing: 1.08%
Walgreens Boots Alliance Incorporated	103,600	8,258,992

Financials: 7.56%

Capital Markets: 2.55%
Raymond James Financial Incorporated	252,602	11,066,494
SEI Investments Company	215,900	8,471,916

		19,538,410

Diversified Financial Services: 3.65%
Intercontinental Exchange Incorporated	63,400	16,724,920
McGraw Hill Financial Incorporated	132,200	11,239,644

		27,964,564

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Omega Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Real Estate Management & Development: 1.36%
CBRE Group Incorporated Class A †	371,500	$10,390,855

Health Care: 14.22%

Biotechnology: 5.18%
Alexion Pharmaceuticals Incorporated †	74,000	10,798,820
Celgene Corporation †	126,075	12,647,844
Gilead Sciences Incorporated	107,298	8,905,734
Vertex Pharmaceuticals Incorporated †	80,900	7,341,675

		39,694,073

Health Care Equipment & Supplies: 2.53%
Alere Incorporated †	251,400	9,352,080
Align Technology Incorporated †	151,338	10,009,495

		19,361,575

Health Care Providers & Services: 2.64%
UnitedHealth Group Incorporated	175,400	20,199,064

Pharmaceuticals: 3.87%
Bristol-Myers Squibb Company	331,200	20,587,392
Zoetis Incorporated	210,300	9,053,415

		29,640,807

Industrials: 9.21%

Aerospace & Defense: 1.02%
Orbital ATK Incorporated	86,500	7,804,895

Airlines: 1.66%
Delta Air Lines Incorporated	288,100	12,759,949

Commercial Services & Supplies: 1.52%
KAR Auction Services Incorporated	349,048	11,665,184

Electrical Equipment: 0.46%
Acuity Brands Incorporated	17,582	3,517,184

Industrial Conglomerates: 1.04%
Carlisle Companies Incorporated	95,200	7,966,336

Machinery: 0.43%
Proto Labs Incorporated †«	60,202	3,310,508

Professional Services: 1.38%
Verisk Analytics Incorporated †	144,500	10,548,500

Trading Companies & Distributors: 1.70%
Air Lease Corporation	208,400	5,368,384
HD Supply Holdings Incorporated †	291,177	7,649,220

		13,017,604

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Omega Growth Fund	9

Security name	Shares	Value

Information Technology: 38.16%

Communications Equipment: 2.12%
Harris Corporation	135,000	$11,740,950
Palo Alto Networks Incorporated †	30,106	4,500,546

		16,241,496

Internet Software & Services: 13.04%
Akamai Technologies Incorporated †	54,100	2,468,042
Alphabet Incorporated Class A †	31,700	24,134,795
Alphabet Incorporated Class C †	27,385	20,345,686
CoStar Group Incorporated †	46,600	8,172,242
Facebook Incorporated Class A †	306,800	34,426,028
Tencent Holdings Limited ADR	556,300	10,357,138

		99,903,931

IT Services: 8.13%
Alliance Data Systems Corporation †	34,200	6,832,818
Cognizant Technology Solutions Corporation Class A †	125,000	7,913,750
EPAM Systems Incorporated †	148,641	11,133,211
PayPal Holdings Incorporated †	286,200	10,343,268
Visa Incorporated Class A	349,904	26,064,349

		62,287,396

Software: 10.99%
Adobe Systems Incorporated †	126,900	11,310,597
CyberArk Software Limited †«	91,200	3,974,496
Electronic Arts Incorporated †	206,600	13,334,997
Paycom Software Incorporated †	215,124	6,485,989
Salesforce.com Incorporated †	95,800	6,520,148
ServiceNow Incorporated †	106,400	6,619,144
Splunk Incorporated †	159,300	7,373,997
Tableau Software Incorporated Class A †	80,200	6,435,248
Take-Two Interactive Software Incorporated †	340,400	11,811,880
Tyler Technologies Incorporated †	65,600	10,303,136

		84,169,632

Technology Hardware, Storage & Peripherals: 3.88%
Apple Incorporated	304,900	29,678,966

Materials: 2.95%

Chemicals: 1.66%
The Sherwin-Williams Company	49,700	12,706,799

Construction Materials: 1.29%
Vulcan Materials Company	112,600	9,931,320

Telecommunication Services: 2.69%

Diversified Telecommunication Services: 1.05%
Zayo Group Holdings Incorporated †	319,800	8,001,396

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Omega Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name		Shares	Value

Wireless Telecommunication Services: 1.64%
SBA Communications Corporation Class A †		126,802	$12,588,901

Total Common Stocks (Cost $644,807,192)			755,227,500

	Yield
Short-Term Investments: 2.29%

Investment Companies: 2.29%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%	6,640,900	6,640,900
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	10,900,136	10,900,136

Total Short-Term Investments (Cost $17,541,036)			17,541,036

Total investments in securities (Cost $662,348,228) *	100.88%	772,768,536
Other assets and liabilities, net	(0.88)	(6,744,416)

Total net assets	100.00%	$766,024,120

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $664,407,504 and unrealized gains (losses) consists of:

Gross unrealized gains	$152,910,314
Gross unrealized losses	(44,549,282)

Net unrealized gains	$108,361,032

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2016 (unaudited)	Wells Fargo Omega Growth Fund	11

Assets
Investments
In unaffiliated securities (including $6,497,590 of securities loaned), at value (cost $644,807,192)	$755,227,500
In affiliated securities, at value (cost $17,541,036)	17,541,036

Total investments, at value (cost $662,348,228)	772,768,536
Receivable for investments sold	7,562,618
Receivable for Fund shares sold	185,631
Receivable for dividends	119,806
Receivable for securities lending income	4,325
Prepaid expenses and other assets	45,357

Total assets	780,686,273

Liabilities
Payable for investments purchased	5,963,965
Payable for Fund shares redeemed	1,075,494
Payable upon receipt of securities loaned	6,640,900
Management fee payable	510,286
Distribution fees payable	56,064
Administration fees payable	131,698
Accrued expenses and other liabilities	283,746

Total liabilities	14,662,153

Total net assets	$766,024,120

NET ASSETS CONSIST OF
Paid-in capital	$680,635,940
Accumulated net investment loss	(7,180,757)
Accumulated net realized losses on investments	(17,851,371)
Net unrealized gains on investments	110,420,308

Total net assets	$766,024,120

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$556,714,605
Shares outstanding – Class A1	14,502,642
Net asset value per share – Class A	$38.39
Maximum offering price per share – Class A2	$40.73
Net assets – Class B	$4,871,736
Shares outstanding – Class B1	169,078
Net asset value per share – Class B	$28.81
Net assets – Class C	$77,513,093
Shares outstanding – Class C1	2,680,779
Net asset value per share – Class C	$28.91
Net assets – Class R	$11,605,438
Shares outstanding – Class R1	314,421
Net asset value per share – Class R	$36.91
Net assets – Administrator Class	$53,017,820
Shares outstanding – Administrator Class[1]	1,294,174
Net asset value per share – Administrator Class	$40.97
Net assets – Institutional Class	$62,301,428
Shares outstanding – Institutional Class[1]	1,493,090
Net asset value per share – Institutional Class	$41.73

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Omega Growth Fund	Statement of operations—six months ended January 31, 2016 (unaudited)

Investment income
Dividends	$2,851,425
Securities lending income, net	103,917
Income from affiliated securities	7,302

Total investment income	2,962,644

Expenses
Management fee	3,390,524
Administration fees
Class A	647,916
Class B	6,527
Class C	91,961
Class R	14,521
Administrator Class	45,872
Institutional Class	49,222
Shareholder servicing fees
Class A	771,329
Class B	7,770
Class C	109,477
Class R	17,287
Administrator Class	82,201
Distribution fees
Class B	23,311
Class C	328,431
Class R	17,287
Custody and accounting fees	30,915
Professional fees	24,168
Registration fees	42,495
Shareholder report expenses	59,878
Trustees’ fees and expenses	12,452
Other fees and expenses	10,091

Total expenses	5,783,635
Less: Fee waivers and/or expense reimbursements	(92,520)

Net expenses	5,691,115

Net investment loss	(2,728,471)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(12,444,322)
Net change in unrealized gains (losses) on investments	(105,080,832)

Net realized and unrealized gains (losses) on investments	(117,525,154)

Net decrease in net assets resulting from operations	$(120,253,625)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Omega Growth Fund	13

	Six months ended January 31, 2016 (unaudited)		Year ended July 31, 2015

Operations
Net investment loss		$(2,728,471)		$(6,158,068)
Net realized gains (losses) on investments		(12,444,322)		83,493,222
Net change in unrealized gains (losses) on investments		(105,080,832)		22,205,824

Net increase (decrease) in net assets resulting from operations		(120,253,625)		99,540,978

Distributions to shareholders from
Net realized gains
Class A		(53,442,331)		(88,485,249)
Class B		(648,915)		(1,659,485)
Class C		(9,667,016)		(16,860,203)
Class R		(1,155,110)		(2,357,246)
Administrator Class		(4,963,941)		(11,565,611)
Institutional Class		(5,527,216)		(8,555,196)

Total distributions to shareholders		(75,404,529)		(129,482,990)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	386,073	17,117,742	1,073,382	51,726,380
Class B	101	3,253	3,036	118,881
Class C	90,014	2,959,519	278,343	10,475,969
Class R	56,404	2,341,628	114,110	5,204,171
Administrator Class	84,204	4,006,148	459,293	23,327,789
Institutional Class	45,632	2,189,007	1,015,747	53,541,695

		28,617,297		144,394,885

Reinvestment of distributions
Class A	1,213,454	49,860,826	1,824,272	82,165,203
Class B	20,867	644,380	46,774	1,640,836
Class C	278,845	8,638,611	404,364	14,229,572
Class R	11,870	469,234	21,691	945,291
Administrator Class	110,013	4,822,974	205,792	9,812,172
Institutional Class	110,554	4,935,146	136,046	6,577,836

		69,371,171		115,370,910

Payment for shares redeemed
Class A	(1,280,690)	(56,002,654)	(3,198,159)	(154,561,009)
Class B	(60,692)	(2,079,204)	(150,668)	(5,747,142)
Class C	(326,940)	(11,039,847)	(708,562)	(26,619,160)
Class R	(122,490)	(5,248,236)	(180,460)	(8,460,276)
Administrator Class	(594,390)	(28,253,262)	(1,166,619)	(60,110,360)
Institutional Class	(337,459)	(16,646,283)	(418,232)	(21,368,714)

		(119,269,486)		(276,866,661)

Net decrease in net assets resulting from capital share transactions		(21,281,018)		(17,100,866)

Total decrease in net assets		(216,939,172)		(47,042,878)

Net assets
Beginning of period		982,963,292		1,030,006,170

End of period		$766,024,120		$982,963,292

Accumulated net investment loss		$(7,180,757)		$(4,452,286)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$48.29	$49.99	$47.97	$39.09	$38.29	$30.11
Net investment loss	(0.13)	(0.28)[1]	(0.49)	(0.02)	(0.28)[1]	(0.29)
Net realized and unrealized gains (losses) on investments	(5.84)	5.12	8.28	10.31	1.08	8.47

Total from investment operations	(5.97)	4.84	7.79	10.29	0.80	8.18
Distributions to shareholders from
Net realized gains	(3.93)	(6.54)	(5.77)	(1.41)	0.00	0.00
Net asset value, end of period	$38.39	$48.29	$49.99	$47.97	$39.09	$38.29
Total return[2]	(12.91)%	10.65%	16.58%	27.07%	2.09%	27.17%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.32%	1.32%	1.34%	1.35%	1.36%
Net expenses	1.28%	1.30%	1.30%	1.30%	1.30%	1.30%
Net investment loss	(0.60)%	(0.58)%	(0.84)%	(0.08)%	(0.75)%	(0.80)%
Supplemental data
Portfolio turnover rate	44%	94%	101%	88%	101%	123%
Net assets, end of period (000s omitted)	$556,715	$685,005	$724,071	$668,992	$550,758	$584,871

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$37.44	$40.45	$40.07	$33.12	$32.68	$25.89
Net investment loss	(0.23)[1]	(0.51)[1]	(0.65)[1]	(0.28)[1]	(0.47)[1]	(0.48)[1]
Net realized and unrealized gains (losses) on investments	(4.47)	4.04	6.80	8.64	0.91	7.27

Total from investment operations	(4.70)	3.53	6.15	8.36	0.44	6.79
Distributions to shareholders from
Net realized gains	(3.93)	(6.54)	(5.77)	(1.41)	0.00	0.00
Net asset value, end of period	$28.81	$37.44	$40.45	$40.07	$33.12	$32.68
Total return[2]	(13.22)%	9.82%	15.71%	26.11%	1.32%	26.23%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.07%	2.07%	2.09%	2.10%	2.12%
Net expenses	2.03%	2.05%	2.05%	2.05%	2.05%	2.05%
Net investment loss	(1.34)%	(1.32)%	(1.58)%	(0.78)%	(1.51)%	(1.55)%
Supplemental data
Portfolio turnover rate	44%	94%	101%	88%	101%	123%
Net assets, end of period (000s omitted)	$4,872	$7,817	$12,526	$17,476	$22,271	$40,023

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$37.55	$40.56	$40.15	$33.18	$32.75	$25.94
Net investment loss	(0.23)[1]	(0.51)[1]	(0.65)[1]	(0.31)[1]	(0.47)[1]	(0.49)[1]
Net realized and unrealized gains (losses) on investments	(4.48)	4.04	6.83	8.69	0.90	7.30

Total from investment operations	(4.71)	3.53	6.18	8.38	0.43	6.81
Distributions to shareholders from
Net realized gains	(3.93)	(6.54)	(5.77)	(1.41)	0.00	0.00
Net asset value, end of period	$28.91	$37.55	$40.56	$40.15	$33.18	$32.75
Total return[2]	(13.21)%	9.79%	15.73%	26.11%	1.31%	26.25%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.07%	2.07%	2.09%	2.10%	2.11%
Net expenses	2.03%	2.05%	2.05%	2.05%	2.05%	2.05%
Net investment loss	(1.35)%	(1.33)%	(1.59)%	(0.85)%	(1.49)%	(1.55)%
Supplemental data
Portfolio turnover rate	44%	94%	101%	88%	101%	123%
Net assets, end of period (000s omitted)	$77,513	$99,100	$108,073	$83,206	$59,481	$58,329

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R		2015	2014	2013	2012	2011
Net asset value, beginning of period	$46.66	$48.62	$46.90	$38.35	$37.66	$29.69
Net investment loss	(0.18)[1]	(0.39)[1]	(0.53)[1]	(0.09)	(0.36)[1]	(0.13)
Net realized and unrealized gains (losses) on investments	(5.64)	4.97	8.02	10.05	1.05	8.10

Total from investment operations	(5.82)	4.58	7.49	9.96	0.69	7.97
Distributions to shareholders from
Net realized gains	(3.93)	(6.54)	(5.77)	(1.41)	0.00	0.00
Net asset value, end of period	$36.91	$46.66	$48.62	$46.90	$38.35	$37.66
Total return[2]	(13.00)%	10.38%	16.30%	26.73%	1.83%	26.89%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.57%	1.57%	1.59%	1.60%	1.59%
Net expenses	1.53%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment loss	(0.84)%	(0.83)%	(1.09)%	(0.38)%	(0.99)%	(1.08)%
Supplemental data
Portfolio turnover rate	44%	94%	101%	88%	101%	123%
Net assets, end of period (000s omitted)	$11,605	$17,199	$20,095	$23,745	$15,408	$6,515

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Omega Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$51.20	$52.50	$50.00	$40.60	$39.67	$31.12
Net investment income (loss)	(0.09)[1]	(0.17)[1]	(0.31)[1]	0.07 [1]	(0.19)[1]	(0.21)[1]
Net realized and unrealized gains (losses) on investments	(6.21)	5.41	8.58	10.74	1.12	8.76

Total from investment operations	(6.30)	5.24	8.27	10.81	0.93	8.55
Distributions to shareholders from
Net realized gains	(3.93)	(6.54)	(5.77)	(1.41)	0.00	0.00
Net asset value, end of period	$40.97	$51.20	$52.50	$50.00	$40.60	$39.67
Total return[2]	(12.80)%	10.91%	16.89%	27.35%	2.34%	27.47%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.15%	1.15%	1.17%	1.17%	1.18%
Net expenses	1.06%	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income (loss)	(0.37)%	(0.33)%	(0.59)%	0.16%	(0.49)%	(0.56)%
Supplemental data
Portfolio turnover rate	44%	94%	101%	88%	101%	123%
Net assets, end of period (000s omitted)	$53,018	$86,756	$115,281	$69,264	$51,560	$41,242

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Omega Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$52.01	$53.10	$50.40	$40.81	$39.77	$31.12
Net investment income (loss)	(0.02)	(0.04)[1]	(0.24)	0.11 [1]	(0.10)	(0.03)
Net realized and unrealized gains (losses) on investments	(6.33)	5.49	8.71	10.89	1.14	8.68

Total from investment operations	(6.35)	5.45	8.47	11.00	1.04	8.65
Distributions to shareholders from
Net realized gains	(3.93)	(6.54)	(5.77)	(1.41)	0.00	0.00
Net asset value, end of period	$41.73	$52.01	$53.10	$50.40	$40.81	$39.77
Total return[2]	(12.70)%	11.20%	17.17%	27.68%	2.62%	27.80%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.90%	0.89%	0.91%	0.92%	0.88%
Net expenses	0.81%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	(0.13)%	(0.09)%	(0.36)%	0.24%	(0.24)%	(0.34)%
Supplemental data
Portfolio turnover rate	44%	94%	101%	88%	101%	123%
Net assets, end of period (000s omitted)	$62,301	$87,085	$49,960	$3,507	$779	$656

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Omega Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2015, the Fund had a qualified late-year ordinary loss of $4,425,506 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$145,565,707	$0	$0	$145,565,707
Consumer staples	36,772,448	0	0	36,772,448
Financials	57,893,829	0	0	57,893,829
Health care	108,895,519	0	0	108,895,519
Industrials	70,590,160	0	0	70,590,160
Information technology	281,924,283	10,357,138	0	292,281,421
Materials	22,638,119	0	0	22,638,119
Telecommunication services	20,590,297	0	0	20,590,297

Short-term investments
Investment companies	10,900,136	0	0	10,900,136
Investments measured at net asset value*				6,640,900
Total assets	$755,770,498	$10,357,138	$0	$772,768,536

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,640,900 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.555% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.78% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Omega Growth Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Class R	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, 1.55% for Class R, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2015, the Fund’s expenses were capped at 1.05% for Administrator Class and 0.80% for Institutional Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2016, Funds Distributor received $10,616 from the sale of Class A shares and $28 and $424 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $386,531,412 and $487,055,096, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $1,508 in commitment fees.

24	Wells Fargo Omega Growth Fund	Notes to financial statements (unaudited)

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Omega Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Omega Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Omega Growth Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Omega Growth Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240801 03-16 SA211/SAR211 01-16

Semi-Annual Report

January 31, 2016

Wells Fargo
Premier Large Company Growth Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Premier Large Company Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced ongoing challenges.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Premier Large Company Growth Fund for the six-month period that ended January 31, 2016. Despite generally improving U.S. economic data, ongoing global turmoil tempered U.S. economic growth during the period as many economies and markets outside the U.S. faced continuing challenges. In this environment, the broad U.S. stock market experienced heightened volatility and ultimately fell 5.64% overall for the six-month period (as measured by the Russell 3000® Index,1 which is the index used to measure U.S. stock market performance throughout this letter).

As the reporting period began, China’s slowdown continued to take a toll on U.S. and international markets.

The U.S. stock market declined 6.04% and 2.91% in August and September 2015, respectively, as investors worried about the impact on the U.S. of China’s slowing growth. A number of positive economic indicators released during these months suggested the U.S. economy remained solid. However, the strengthening U.S. dollar coupled with ongoing global economic turmoil continued to hinder the economy. Although many investors believed the U.S. Federal Reserve (Fed) would raise the federal funds rate during the third quarter of 2015, at its September 2015 meeting the Fed left the rate unchanged. This decision fueled uncertainty about the U.S. economy’s stamina to remain healthy while facing the negative effects of troubles elsewhere in the world. One week later, Fed Chair Janet Yellen reassured investors that, barring unpleasant surprises, the Fed still intended to raise the rate in 2015. International markets were more volatile than the domestic market and delivered even weaker results in August and September. Investors’ anxiety was driven largely by China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the strains of reduced demand for commodities and lower prices for the commodities sold.

The U.S. stock market delivered a positive result overall for the last three months of 2015 despite ongoing concerns.

The broad U.S. stock market fluctuated widely in the fourth quarter of 2015, rising 7.90% in October and 0.55% in November before falling 2.05% in December, for an overall quarterly return of 6.27%. Stock markets outside the U.S. generally failed to keep pace with the domestic market as economic concerns, including China’s ongoing slowdown, continued to affect many countries worldwide. U.S. economic data released during the quarter indicated the economy remained solid, with modest growth. However, the strong U.S. dollar and global economic turmoil continued their drag on the economy. In December, the Fed, as expected, slightly raised its target short-term interest rate to between 0.25% and 0.50% after keeping it near zero for seven years. The move, which had been well telegraphed by the Fed for months, reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also made clear that future interest-rate increases will be gradual.

U.S. stocks struggled in January 2016.

The broad U.S. stock market dropped 5.64% for the month, weighed down by ongoing concerns about heightened market volatility, the continued plunge in oil prices, and the impact of weak global growth on U.S. companies. The U.S. economy, however, remained resilient in January—with continued solid hiring, a

[1]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Premier Large Company Growth Fund	3

reduction in the jobless rate to 4.9%, and signs of an uptick in the pace of wage growth—despite some warning signs that became evident in recent months, such as weaknesses in manufacturing and business growth.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Premier Large Company Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management Incorporated

Subadviser

Wells Fargo Capital Management, LLC

Portfolio managers

Joseph M. Eberhardy, CFA®, CPA

Thomas C. Ognar, CFA®

Bruce C. Olson, CFA®

Average annual total returns (%) as of January 31, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKJAX)	1-20-1998	(10.59)	8.42	7.08	(5.13)	9.71	7.72	1.11	1.11
Class B (EKJBX)*	9-11-1935	(10.17)	8.62	7.17	(5.82)	8.90	7.17	1.86	1.86
Class C (EKJCX)	1-22-1998	(6.84)	8.91	6.93	(5.84)	8.91	6.93	1.86	1.86
Class R4 (EKJRX)	11-30-2012	–	–	–	(4.85)	10.08	8.05	0.83	0.80
Class R6 (EKJFX)	11-30-2012	–	–	–	(4.71)	10.18	8.10	0.68	0.65
Administrator Class (WFPDX)	7-16-2010	–	–	–	(4.97)	9.89	7.85	1.03	1.00
Institutional Class (EKJYX)	6-30-1999	–	–	–	(4.71)	10.17	8.09	0.78	0.70
Russell 1000® Growth Index[4]	–	–	–	–	1.32	11.67	7.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Premier Large Company Growth Fund	5

Ten largest holdings (%) as of January 31, 2016[5]
Facebook Incorporated Class A	4.70
Alphabet Incorporated Class A	4.51
Alexion Pharmaceuticals Incorporated	3.35
Amazon.com Incorporated	3.25
Dollar Tree Incorporated	3.18
Microchip Technology Incorporated	2.89
Apple Incorporated	2.70
MasterCard Incorporated Class A	2.34
Visa Incorporated Class A	2.34
Starbucks Corporation	2.33

Sector distribution as of January 31, 2016[6]

[1]	Historical performance shown for Class R4 shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R4 shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Large Company Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Premier Large Company Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2015 to January 31, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2015	Ending account value 1-31-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$878.76	$5.24	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.63	1.11%
Class B
Actual	$1,000.00	$875.91	$8.77	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class C
Actual	$1,000.00	$875.64	$8.79	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$9.42	1.86%
Class R4
Actual	$1,000.00	$880.25	$3.78	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.06	0.80%
Class R6
Actual	$1,000.00	$880.66	$3.07	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%
Administrator Class
Actual	$1,000.00	$879.11	$4.53	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.88	0.96%
Institutional Class
Actual	$1,000.00	$880.59	$3.31	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Premier Large Company Growth Fund	7

Security name	Shares	Value

Common Stocks: 97.99%

Consumer Discretionary: 24.12%

Auto Components: 0.62%
Delphi Automotive plc	414,880	$26,942,307

Distributors: 1.68%
LKQ Corporation †	2,645,060	72,474,644

Hotels, Restaurants & Leisure: 2.76%
Hilton Worldwide Holdings Incorporated	1,062,290	18,919,385
Starbucks Corporation	1,655,160	100,584,073

		119,503,458

Internet & Catalog Retail: 3.61%
Amazon.com Incorporated †	239,230	140,428,010
Netflix Incorporated †	173,890	15,970,058

		156,398,068

Media: 1.15%
Charter Communication Incorporated Class A †«	126,000	21,591,360
The Walt Disney Company	292,140	27,992,855

		49,584,215

Multiline Retail: 5.20%
Dollar General Corporation	1,164,460	87,404,368
Dollar Tree Incorporated †	1,689,480	137,388,514

		224,792,882

Specialty Retail: 5.76%
CarMax Incorporated †	1,293,290	57,137,552
The Home Depot Incorporated	496,880	62,487,629
The TJX Companies Incorporated	666,730	47,497,845
Tractor Supply Company	929,730	82,104,456

		249,227,482

Textiles, Apparel & Luxury Goods: 3.34%
Nike Incorporated Class B	1,053,120	65,303,971
Under Armour Incorporated Class A †	609,220	52,045,665
VF Corporation	436,090	27,299,234

		144,648,870

Consumer Staples: 5.28%

Beverages: 1.06%
The Coca-Cola Company	1,070,470	45,944,572

Food & Staples Retailing: 2.72%
Costco Wholesale Corporation	275,840	41,684,941
CVS Health Corporation	455,850	44,030,552
Sprouts Farmers Market Incorporated †«	1,391,802	31,733,086

		117,448,579

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Premier Large Company Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name	Shares	Value

Household Products: 0.50%
Colgate-Palmolive Company	319,110	$21,549,498

Personal Products: 1.00%
The Estee Lauder Companies Incorporated Class A	507,670	43,278,868

Energy: 0.96%

Oil, Gas & Consumable Fuels: 0.96%
Concho Resources Incorporated †	436,460	41,520,440

Financials: 2.01%

Capital Markets: 1.28%
TD Ameritrade Holding Corporation	2,014,520	55,560,462

REITs: 0.73%
American Tower Corporation	332,560	31,373,710

Health Care: 17.78%

Biotechnology: 9.63%
Alexion Pharmaceuticals Incorporated †	993,624	144,999,550
BioMarin Pharmaceutical Incorporated †	802,220	59,380,324
Celgene Corporation †	759,418	76,184,814
Incyte Corporation †	192,670	13,594,795
Medivation Incorporated †	640,970	20,959,719
Regeneron Pharmaceuticals Incorporated †	146,130	61,387,752
Vertex Pharmaceuticals Incorporated †	442,090	40,119,668

		416,626,622

Health Care Equipment & Supplies: 2.08%
Intuitive Surgical Incorporated †	38,880	21,028,248
Medtronic plc	905,012	68,708,511

		89,736,759

Health Care Providers & Services: 1.38%
AmerisourceBergen Corporation	666,670	59,706,965

Health Care Technology: 1.23%
Cerner Corporation †	915,200	53,090,752

Life Sciences Tools & Services: 0.87%
Mettler-Toledo International Incorporated †	12,750	3,988,838
Quintiles Transnational Holdings Incorporated †	555,177	33,771,417

		37,760,255

Pharmaceuticals: 2.59%
Allergan plc †	81,030	23,047,363
Bristol-Myers Squibb Company	822,350	51,117,276
Perrigo Company plc	261,710	37,838,032

		112,002,671

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2016 (unaudited)	Wells Fargo Premier Large Company Growth Fund	9

Security name	Shares	Value

Industrials: 7.76%

Aerospace & Defense: 0.84%
The Boeing Company	301,270	$36,191,565

Air Freight & Logistics: 1.35%
United Parcel Service Incorporated Class B	629,290	58,649,828

Airlines: 1.54%
Southwest Airlines Company	1,770,940	66,622,763

Industrial Conglomerates: 0.81%
Danaher Corporation	405,360	35,124,444

Road & Rail: 3.22%
Canadian Pacific Railway Limited	45,550	5,453,702
Kansas City Southern	653,100	46,291,728
Union Pacific Corporation	1,213,940	87,403,680

		139,149,110

Information Technology: 37.75%

Communications Equipment: 0.47%
Palo Alto Networks Incorporated †	136,500	20,405,385

Internet Software & Services: 10.68%
Akamai Technologies Incorporated †	404,290	18,443,710
Alphabet Incorporated Class A †	256,390	195,202,527
Alphabet Incorporated Class C †	60,678	45,080,720
Facebook Incorporated Class A †	1,812,080	203,333,497

		462,060,454

IT Services: 9.59%
Accenture plc Class A	514,130	54,261,280
Alliance Data Systems Corporation †	436,220	87,152,394
Cognizant Technology Solutions Corporation Class A †	1,123,030	71,099,029
MasterCard Incorporated Class A	1,137,340	101,257,380
Visa Incorporated Class A	1,357,490	101,119,430

		414,889,513

Semiconductors & Semiconductor Equipment: 6.83%
ARM Holdings plc ADR «	1,525,187	65,705,056
Avago Technologies Limited	212,937	28,471,806
Broadcom Corporation Class A	389,340	21,285,218
Microchip Technology Incorporated «	2,787,790	124,920,870
Texas Instruments Incorporated	1,037,960	54,939,223

		295,322,173

Software: 7.48%
Adobe Systems Incorporated †	471,990	42,068,469
Fortinet Incorporated †	2,172,970	61,147,376
Microsoft Corporation	853,580	47,023,722

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Premier Large Company Growth Fund	Portfolio of investments—January 31, 2016 (unaudited)

Security name		Shares	Value

Software (continued)
NetSuite Incorporated †«		32,690	$2,267,705
Red Hat Incorporated †		480,930	33,689,147
Salesforce.com Incorporated †		478,650	32,576,919
ServiceNow Incorporated †		366,040	22,771,348
Splunk Incorporated †		1,096,960	50,778,278
Tableau Software Incorporated Class A †		392,154	31,466,437

			323,789,401

Technology Hardware, Storage & Peripherals: 2.70%
Apple Incorporated		1,199,540	116,763,224

Materials: 2.33%

Chemicals: 2.33%
Ecolab Incorporated		695,580	75,032,211
Praxair Incorporated		258,140	25,814,000

			100,846,211

Total Common Stocks (Cost $3,201,613,251)			4,238,986,150

	Yield
Short-Term Investments: 4.75%

Investment Companies: 4.75%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.42%	142,620,425	142,620,425
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.40	62,671,289	62,671,289

Total Short-Term Investments (Cost $205,291,714)			205,291,714

Total investments in securities (Cost $3,406,904,965) *	102.74%	4,444,277,864
Other assets and liabilities, net	(2.74)	(118,323,234)

Total net assets	100.00%	$4,325,954,630

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $3,417,214,452 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,146,501,535
Gross unrealized losses	(119,438,123)

Net unrealized gains	$1,027,063,412

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2016 (unaudited)	Wells Fargo Premier Large Company Growth Fund	11

Assets
Investments
In unaffiliated securities (including $139,194,220 of securities loaned), at value (cost $3,201,613,251)	$4,238,986,150
In affiliated securities, at value (cost $205,291,714)	205,291,714

Total investments, at value (cost $3,406,904,965)	4,444,277,864
Cash	23,272
Receivable for investments sold	42,492,483
Receivable for Fund shares sold	4,202,856
Receivable for dividends	1,284,376
Receivable for securities lending income	62,177
Prepaid expenses and other assets	162,027

Total assets	4,492,505,055

Liabilities
Payable for investments purchased	6,057,347
Payable for Fund shares redeemed	13,948,839
Payable upon receipt of securities loaned	142,620,425
Management fee payable	2,284,625
Distribution fees payable	210,354
Administration fees payable	644,624
Accrued expenses and other liabilities	784,211

Total liabilities	166,550,425

Total net assets	$4,325,954,630

NET ASSETS CONSIST OF
Paid-in capital	$3,298,149,033
Accumulated net investment loss	(5,503,812)
Accumulated net realized losses on investments	(4,063,490)
Net unrealized gains on investments	1,037,372,899

Total net assets	$4,325,954,630

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$2,038,327,537
Shares outstanding – Class A1	152,877,167
Net asset value per share – Class A	$13.33
Maximum offering price per share – Class A2	$14.14
Net assets – Class B	$1,251,515
Shares outstanding – Class B1	108,346
Net asset value per share – Class B	$11.55
Net assets – Class C	$321,255,375
Shares outstanding – Class C1	27,885,785
Net asset value per share – Class C	$11.52
Net assets – Class R4	$2,002,883
Share outstanding – Class R4[1]	147,269
Net asset value per share – Class R4	$13.60
Net assets – Class R6	$168,209,299
Shares outstanding – Class R6[1]	12,311,553
Net asset value per share – Class R6	$13.66
Net assets – Administrator Class	$579,520,535
Shares outstanding – Administrator Class[1]	43,080,078
Net asset value per share – Administrator Class	$13.45
Net assets – Institutional Class	$1,215,387,486
Shares outstanding – Institutional Class[1]	89,040,547
Net asset value per share – Institutional Class	$13.65

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Premier Large Company Growth Fund	Statement of operations—six months ended January 31, 2016 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $9,133)	$22,213,989
Securities lending income, net	233,753
Income from affiliated securities	35,085

Total investment income	22,482,827

Expenses
Management fee	15,818,150
Administration fees
Class A	2,297,155
Class B	1,716
Class C	374,525
Class R4	819
Class R6	26,928
Administrator Class	545,344
Institutional Class	853,919
Investor Class	132,962 [1]
Shareholder servicing fees
Class A	2,734,146
Class B	2,043
Class C	445,863
Class R4	1,024
Administrator Class	1,035,439
Investor Class	103,446 [1]
Distribution fees
Class B	6,129
Class C	1,337,589
Custody and accounting fees	125,352
Professional fees	27,173
Registration fees	81,239
Shareholder report expenses	214,986
Trustees’ fees and expenses	12,318
Other fees and expenses	49,098

Total expenses	26,227,363
Less: Fee waivers and/or expense reimbursements	(1,029,873)

Net expenses	25,197,490

Net investment loss	(2,714,663)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	165,333,691
Net change in unrealized gains (losses) on investments	(791,676,422)

Net realized and unrealized gains (losses) on investments	(626,342,731)

Net decrease in net assets resulting from operations	$(629,057,394)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Premier Large Company Growth Fund	13

	Six months ended January 31, 2016 (unaudited)		Year ended July 31, 2015

Operations
Net investment loss		$(2,714,663)		$(4,932,440)
Net realized gains on investments		165,333,691		217,385,650
Net change in unrealized gains (losses) on investments		(791,676,422)		456,933,003

Net increase (decrease) in net assets resulting from operations		(629,057,394)		669,386,213

Distributions to shareholders from
Net realized gains
Class A		(154,141,985)		(25,289,106)
Class B		(115,925)		(52,310)
Class C		(27,659,123)		(6,075,432)
Class R4		(138,255)		(26,355)
Class R6		(12,437,527)		(2,294,051)
Administrator Class		(51,332,185)		(17,637,288)
Institutional Class		(90,311,280)		(16,043,030)
Investor Class		0 [1]		(2,767,968)

Total distributions to shareholders		(336,136,280)		(70,185,540)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	18,976,587	293,542,817	44,287,833	683,559,842
Class B	5,432	69,448	4,474	61,128
Class C	2,067,611	26,834,778	4,631,916	62,766,733
Class R4	9,715	146,317	89,416	1,331,780
Class R6	2,331,068	37,093,722	1,160,674	18,210,412
Administrator Class	2,585,940	39,178,964	11,745,864	181,283,260
Institutional Class	19,964,037	305,416,475	26,787,602	422,028,125
Investor Class	204,065 [1]	3,092,910 [1]	1,217,432	18,676,165

		705,375,431		1,387,917,445

Reinvestment of distributions
Class A	10,119,274	145,413,973	1,553,406	23,409,833
Class B	7,422	92,480	3,219	42,848
Class C	1,715,487	21,323,504	333,914	4,431,032
Class R4	9,437	138,255	1,723	26,355
Class R6	813,689	11,977,506	141,900	2,176,746
Administrator Class	3,513,370	50,943,861	1,033,233	15,674,143
Institutional Class	4,638,850	68,237,489	854,382	13,097,671
Investor Class	0 [1]	0 [1]	181,619	2,727,921

		298,127,068		61,586,549

Payment for shares redeemed
Class A	(16,270,357)	(242,742,181)	(36,977,346)	(568,178,692)
Class B	(56,247)	(757,920)	(166,018)	(2,261,194)
Class C	(3,107,223)	(40,629,042)	(6,821,898)	(93,243,358)
Class R4	(438)	(6,922)	(14,450)	(227,033)
Class R6	(869,115)	(12,930,953)	(2,357,872)	(37,477,435)
Administrator Class	(31,898,281)	(477,933,646)	(34,510,354)	(539,756,076)
Institutional Class	(14,639,037)	(223,817,643)	(18,413,561)	(290,307,468)
Investor Class	(12,187,103)[1]	(190,582,272)[1]	(3,060,955)	(47,139,147)

		(1,189,400,579)		(1,578,590,403)

Net decrease in net assets resulting from capital share transactions		(185,898,080)		(129,086,409)

Total increase (decrease) in net assets		(1,151,091,754)		470,114,264

Net assets
Beginning of period		5,477,046,384		5,006,932,120

End of period		$4,325,954,630		$5,477,046,384

Accumulated net investment loss		$(5,503,812)		$(2,789,149)

[1]	For the period from August 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS A		2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.28	$14.55	$12.57	$10.21	$9.89	$7.75
Net investment loss	(0.01)	(0.03)	(0.05)	(0.02)	(0.03)[1]	(0.01)
Net realized and unrealized gains (losses) on investments	(1.89)	1.97	2.03	2.38	0.60	2.15

Total from investment operations	(1.90)	1.94	1.98	2.36	0.57	2.14
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.00)[2]
Net realized gains	(1.05)	(0.21)	0.00	0.00	(0.25)	0.00

Total distributions to shareholders	(1.05)	(0.21)	0.00	0.00	(0.25)	(0.00)[2]
Net asset value, end of period	$13.33	$16.28	$14.55	$12.57	$10.21	$9.89
Total return[3]	(12.12)%	13.46%	15.75%	23.11%	6.08%	27.55%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.16%	1.17%	1.19%	1.23%	1.24%
Net expenses	1.11%	1.12%	1.12%	1.12%	1.12%	1.12%
Net investment loss	(0.21)%	(0.18)%	(0.36)%	(0.15)%	(0.30)%	(0.13)%
Supplemental data
Portfolio turnover rate	23%	44%	37%	32%	51%	65%
Net assets, end of period (000s omitted)	$2,038,328	$2,280,107	$1,908,455	$1,515,862	$932,106	$620,262

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS B		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.30	$12.90	$11.23	$9.19	$8.99	$7.10
Net investment loss	(0.06)[1]	(0.13)[1]	(0.13)[1]	(0.09)[1]	(0.09)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	(1.64)	1.74	1.80	2.13	0.54	1.96

Total from investment operations	(1.70)	1.61	1.67	2.04	0.45	1.89
Distributions to shareholders from
Net realized gains	(1.05)	(0.21)	0.00	0.00	(0.25)	0.00
Net asset value, end of period	$11.55	$14.30	$12.90	$11.23	$9.19	$8.99
Total return[2]	(12.41)%	12.61%	14.87%	22.20%	5.22%	26.62%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.91%	1.91%	1.94%	1.97%	2.00%
Net expenses	1.86%	1.87%	1.87%	1.87%	1.87%	1.87%
Net investment loss	(0.94)%	(0.92)%	(1.09)%	(0.87)%	(1.04)%	(0.85)%
Supplemental data
Portfolio turnover rate	23%	44%	37%	32%	51%	65%
Net assets, end of period (000s omitted)	$1,252	$2,170	$4,001	$5,637	$6,962	$10,244

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS C		2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.27	$12.87	$11.20	$9.17	$8.97	$7.08
Net investment loss	(0.06)[1]	(0.13)[1]	(0.14)[1]	(0.09)[1]	(0.10)[1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	(1.64)	1.74	1.81	2.12	0.55	1.97

Total from investment operations	(1.70)	1.61	1.67	2.03	0.45	1.89
Distributions to shareholders from
Net realized gains	(1.05)	(0.21)	0.00	0.00	(0.25)	0.00
Net asset value, end of period	$11.52	$14.27	$12.87	$11.20	$9.17	$8.97
Total return[2]	(12.44)%	12.65%	14.91%	22.14%	5.24%	26.69%
Ratios to average net assets (annualized)
Gross expenses	1.87%	1.91%	1.92%	1.94%	1.98%	1.99%
Net expenses	1.86%	1.87%	1.87%	1.87%	1.87%	1.87%
Net investment loss	(0.96)%	(0.93)%	(1.11)%	(0.91)%	(1.07)%	(0.90)%
Supplemental data
Portfolio turnover rate	23%	44%	37%	32%	51%	65%
Net assets, end of period (000s omitted)	$321,255	$388,290	$374,136	$279,203	$129,980	$35,783

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R4		2015	2014	2013[1]
Net asset value, beginning of period	$16.56	$14.75	$12.70	$10.81
Net investment income (loss)	0.01 [3]	0.02	(0.01)	0.00 [2]
Net realized and unrealized gains (losses) on investments	(1.92)	2.00	2.06	1.89

Total from investment operations	(1.91)	2.02	2.05	1.89
Distributions to shareholders from
Net realized gains	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$13.60	$16.56	$14.75	$12.70
Total return[4]	(11.97)%	13.82%	16.14%	17.48%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.84%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%
Net investment income (loss)	0.09%	0.13%	(0.11)%	0.06%
Supplemental data
Portfolio turnover rate	23%	44%	37%	32%
Net assets, end of period (000s omitted)	$2,003	$2,129	$765	$131

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
CLASS R6		2015	2014	2013[1]
Net asset value, beginning of period	$16.62	$14.77	$12.71	$10.81
Net investment income	0.02 [3]	0.05	0.01	0.00 [2]
Net realized and unrealized gains (losses) on investments	(1.93)	2.01	2.05	1.90

Total from investment operations	(1.91)	2.06	2.06	1.90
Distributions to shareholders from
Net realized gains	(1.05)	(0.21)	0.00	0.00
Net asset value, end of period	$13.66	$16.62	$14.77	$12.71
Total return[4]	(11.93)%	14.00%	16.29%	17.58%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.69%	0.71%
Net expenses	0.65%	0.65%	0.65%	0.65%
Net investment income	0.24%	0.29%	0.09%	0.05%
Supplemental data
Portfolio turnover rate	23%	44%	37%	32%
Net assets, end of period (000s omitted)	$168,209	$166,768	$163,871	$4,629

[1]	For the period from November 30, 2012 (commencement of class operations) to July 31, 2013

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Premier Large Company Growth Fund	19

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.41	$14.63	$12.62	$10.24	$9.90	$7.75
Net investment income (loss)	(0.00)[1,2]	(0.00)[1]	(0.02)	(0.00)[1]	(0.02)	0.00 [1]
Net realized and unrealized gains (losses) on investments	(1.91)	1.99	2.03	2.38	0.61	2.16

Total from investment operations	(1.91)	1.99	2.01	2.38	0.59	2.16
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	(1.05)	(0.21)	0.00	0.00	(0.25)	0.00

Total distributions to shareholders	(1.05)	(0.21)	0.00	0.00	(0.25)	(0.01)
Net asset value, end of period	$13.45	$16.41	$14.63	$12.62	$10.24	$9.90
Total return[3]	(12.09)%	13.73%	15.93%	23.24%	6.28%	27.75%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.00%	1.00%	1.04%	1.07%	1.08%
Net expenses	0.96%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.03)%	(0.01)%	(0.19)%	(0.01)%	(0.16)%	0.01%
Supplemental data
Portfolio turnover rate	23%	44%	37%	32%	51%	65%
Net assets, end of period (000s omitted)	$579,521	$1,129,970	$1,325,864	$640,494	$251,759	$54,335

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Premier Large Company Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended January 31, 2016 (unaudited)	Year ended July 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.61	$14.77	$12.71	$10.28	$9.91	$7.75
Net investment income	0.02 [2]	0.03	0.01 [2]	(0.00)[1]	0.00 [1,2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	(1.93)	2.02	2.05	2.43	0.62	2.15

Total from investment operations	(1.91)	2.05	2.06	2.43	0.62	2.17
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	(1.05)	(0.21)	0.00	0.00	(0.25)	0.00

Total distributions to shareholders	(1.05)	(0.21)	0.00	0.00	(0.25)	(0.01)
Net asset value, end of period	$13.65	$16.61	$14.77	$12.71	$10.28	$9.91
Total return[3]	(11.94)%	14.01%	16.21%	23.64%	6.48%	28.03%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.74%	0.74%	0.76%	0.79%	0.81%
Net expenses	0.70%	0.70%	0.70%	0.71%	0.75%	0.75%
Net investment income	0.20%	0.23%	0.07%	0.16%	0.04%	0.22%
Supplemental data
Portfolio turnover rate	23%	44%	37%	32%	51%	65%
Net assets, end of period (000s omitted)	$1,215,387	$1,313,281	$1,031,979	$1,328,994	$223,616	$30,493

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Premier Large Company Growth Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

22	Wells Fargo Premier Large Company Growth Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $24,607,476 with $6,388,000 expiring in 2016 and $18,219,476 expiring in 2017.

As of July 31, 2015, the Fund had a qualified late-year ordinary loss of $2,767,595 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	23
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,043,571,926	$0	$0	$1,043,571,926
Consumer staples	228,221,517	0	0	228,221,517
Energy	41,520,440	0	0	41,520,440
Financials	86,934,172	0	0	86,934,172
Health care	768,924,024	0	0	768,924,024
Industrials	335,737,710	0	0	335,737,710
Information technology	1,633,230,150	0	0	1,633,230,150
Materials	100,846,211	0	0	100,846,211

Short-term investments
Investment companies	62,671,289	0	0	62,671,289
Investments measured at net asset value*				142,620,425
Total assets	$4,301,657,439	$0	$0	$4,444,277,864

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $142,620,425 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.70% and declining to 0.505% as the average daily net assets of the Fund increase. For the six months ended January 31, 2016, the management fee was equivalent to an annual rate of 0.64% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.275% as the average daily net assets of the Fund increase.

24	Wells Fargo Premier Large Company Growth Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class, Institutional Class	0.13
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through November 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.11% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares, 0.80% for Class R4 shares, 0.65% for Class R6 shares, 1.00% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 1, 2015, the Fund’s expenses were capped at 0.95% for Administration Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended January 31, 2016, Funds Distributor received $40,469 from the sale of Class A shares and $4,967 in contingent deferred sales charges from redemptions of Class C.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended January 31, 2016 were $1,154,862,240 and $1,683,955,817, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement

Notes to financial statements (unaudited)	Wells Fargo Premier Large Company Growth Fund	25

amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended January 31, 2016, the Fund paid $8,569 in commitment fees.

For the six months ended January 31, 2016, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Premier Large Company Growth Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Premier Large Company Growth Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Premier Large Company Growth Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Premier Large Company Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

240802 03-16 SA212/SAR212 01-16

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 24, 2016

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	March 24, 2016